UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4920

WASATCH FUNDS, INC.

(Exact name of registrant as specified in charter)

150 Social Hall Avenue 4th Floor Salt Lake City, Utah	84111
(Address of principal executive offices)	(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds, Inc. 150 Social Hall Avenue, 4th Floor Salt Lake City, Utah 84111	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments

December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 94.9%

	Agricultural Products 2.3%
4,544,346	Chaoda Modern Agriculture Holdings Ltd. (China)	$4,849,074
4,183,990	China Green Holdings Ltd. (China)	3,967,541

		8,816,615

	Airlines 2.0%
164,349	Allegiant Travel Co.*	7,752,342

	Apparel, Accessories & Luxury Goods 2.0%
2,440,007	Ports Design Ltd. (China)	7,554,310

	Application Software 1.6%
299,300	Tyler Technologies, Inc.*	5,959,063

	Asset Management & Custody Banks 4.2%
45,994	Affiliated Managers Group, Inc.*	3,097,696
364,279	SEI Investments Co.	6,382,168
880,060	Solar Capital, LLC** *** +	6,811,664

		16,291,528

	Automotive Retail 3.8%
154,141	Monro Muffler Brake, Inc.	5,154,475
244,674	O’Reilly Automotive, Inc.*	9,326,973

		14,481,448

	Construction & Engineering 1.0%
87,693	URS Corp.*	3,904,092

	Consumer Finance 3.9%
462,099	Dollar Financial Corp.*	10,933,262
187,235	First Cash Financial Services, Inc.*	4,154,745

		15,088,007

	Data Processing & Outsourced Services 4.2%
136,314	Alliance Data Systems Corp.*	8,804,521
306,865	Fidelity National Information Services, Inc.	7,192,916

		15,997,437

	Distributors 1.8%
356,855	LKQ Corp.*	6,990,789

	Diversified Banks 1.5%
271,326	Axis Bank Ltd. (India)	5,723,946

	Diversified Support Services 6.7%
554,517	Copart, Inc.*	20,311,958
390,471	LPS Brasil – Consultoria de Imoveis S.A.* (Brazil)	5,472,425

		25,784,383

	Environmental & Facilities Services 2.5%
285,940	Waste Connections, Inc.*	9,533,240

	Footwear 0.9%
26,994,340	China Hongxing Sports Ltd. (China)	3,601,929

	Health Care Distributors 3.0%
511,282	PSS World Medical, Inc.*	11,539,635

	Health Care Facilities 4.8%
700,782	Emeritus Corp.*	13,139,662
204,740	VCA Antech, Inc.*	5,102,121

		18,241,783

	Health Care Services 4.2%
270,044	MEDNAX, Inc.*	16,232,345

	Homefurnishing Retail 3.6%
498,035	Aaron’s, Inc.	13,810,511

	Industrial Machinery 2.2%
112,705	Graco, Inc.	3,219,982
163,700	IDEX Corp.	5,099,255

		8,319,237

	Insurance Brokers 1.7%
358,065	Brown & Brown, Inc.	6,434,428

	Internet Software & Services 1.0%
117,346	DealerTrack Holdings, Inc.*	2,204,931
179,210	ValueClick, Inc.*	1,813,605

		4,018,536

	IT Consulting & Other Services 1.5%
129,935	Cognizant Technology Solutions Corp., Class A*	5,886,056

	Leisure Facilities 3.0%
463,313	Life Time Fitness, Inc.*	11,550,393

	Leisure Products 1.2%
251,314	Pool Corp.	4,795,071

	Life Sciences Tools & Services 2.8%
451,515	Pharmaceutical Product Development, Inc.	10,583,512

	Mortgage REITs 1.3%
349,406	Redwood Trust, Inc.	5,052,411

	Oil & Gas Equipment & Services 3.0%
116,215	Dril-Quip, Inc.*	6,563,823
437,565	TETRA Technologies, Inc.*	4,848,220

		11,412,043

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	Oil & Gas Exploration & Production 1.7%
273,370	Petrohawk Energy Corp.*	$6,558,146

	Personal Products 2.3%
218,015	Herbalife Ltd.	8,844,869

	Research & Consulting Services 4.6%
262,493	CRA International, Inc.*	6,995,438
511,532	Resources Connection, Inc.*	10,854,709

		17,850,147

	Semiconductors 4.4%
133,940	Hittite Microwave Corp.*	5,458,055
387,065	Melexis N.V.* (Belgium)	3,769,184
378,644	Micrel, Inc.	3,104,881
95,913	Silicon Laboratories, Inc.*	4,636,434

		16,968,554

	Specialized Finance 3.4%
21,979	Crisil Ltd. (India)	2,104,712
253,215	MSCI, Inc., Class A*	8,052,237
64,585	Portfolio Recovery Associates, Inc.*	2,898,575

		13,055,524

	Specialty Stores 1.6%
271,425	Hibbett Sports, Inc.*	5,968,636

	Thrifts & Mortgage Finance 1.4%
90,280	Housing Development Finance Corp. Ltd. (India)	5,188,924

	Trading Companies & Distributors 2.4%
132,177	MSC Industrial Direct Co., Inc., Class A	6,212,319
283,633	Rush Enterprises, Inc., Class B*	2,978,147

		9,190,466

	Trucking 1.4%
179,335	Old Dominion Freight Line, Inc.*	5,505,584

	Total Common Stocks (cost $316,341,918)	364,485,940

	PREFERRED STOCKS 1.6%

	Regional Banks 1.6%
1,062,475	Banco Daycoval S.A. Pfd. (Brazil)	5,968,412

	Total Preferred Stocks (cost $7,702,883)	5,968,412

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.7%

	Repurchase Agreement 3.7%
$14,286,000	Repurchase Agreement dated 12/31/09, 0.01% due 1/4/10 with Fixed Income Clearing Corporation collateralized by $14,685,000 of United States Treasury Notes 3.25% due 12/31/16; value: $14,574,863; repurchase proceeds: $14,286,008 (cost $14,286,008)	$14,286,000

	Total Short-Term Investments (cost $14,286,000)	14,286,000

	Total Investments (cost $338,330,801) 100.2%^^	384,740,352
	Liabilities less Other Assets (0.2)%	(765,841)

	NET ASSETS 100.0%	$383,974,511

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 9.57%.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2009, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	1.0
Brazil	3.1
China	5.4
India	3.5
United States	87.0

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments

December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 88.4%

	Aerospace & Defense 1.6%
33,250	Bharat Electronics Ltd. (India)	$1,386,978

	Agricultural Products 2.8%
970,779	Chaoda Modern Agriculture Holdings Ltd. (China)	1,035,876
434,065	China Green Holdings Ltd. (China)	411,609
3,189,960	PT Sampoerna Agro (Indonesia)	907,249

		2,354,734

	Air Freight & Logistics 1.0%
2,017,389	Aramex PJSC* (United Arab Emirates)	862,160

	Aluminum 0.7%
911,000	Midas Holdings Ltd. (Singapore)	592,847

	Apparel Retail 1.1%
261,200	Padini Holdings Berhad (Malaysia)	286,832
111,110	Truworths International Ltd. (South Africa)	653,011

		939,843

	Apparel, Accessories & Luxury Goods 2.9%
199,295	Anta Sports Products Ltd. (China)	295,941
366,815	China Dongxiang Group Co. (China)	283,501
29,430	Cia. Hering (Brazil)	496,135
266,000	Lilang China Co. Ltd.* (Hong Kong)	184,918
391,895	Ports Design Ltd. (China)	1,213,315

		2,473,810

	Application Software 0.4%
1,694,255	Kingdee International Software Group Co. Ltd. (China)	377,291

	Brewers 2.3%
42,730	Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	477,247
192,120	Guinness Anchor Berhad (Malaysia)	390,032
16,900	PT Multi Bintang Indonesia Tbk (Indonesia)	270,004
30,950	United Spirits Ltd. (India)	833,268

		1,970,551

	Broadcasting 0.5%
575,000	BEC World Public Co. Ltd. (Thailand)	424,265

	Building Products 1.1%
682,415	Dynasty Ceramic Co. (Thailand)	598,699
2,246,560	Home Product Center Public Co. Ltd. (Thailand)	308,616

		907,315

	Coal & Consumable Fuels 1.8%
275,780	PT Indo Tambangraya Megah (Indonesia)	932,203
341,400	PT Tambang Batubara Bukit Asam Tbk (Indonesia)	621,651

		1,553,854

	Commodity Chemicals 1.1%
38,765	Castrol India (India)	502,091
55,523	Paints & Chemical Industries Co. S.A.E (Egypt)	411,888

		913,979

	Construction & Engineering 0.8%
67,808	Heerim Architects & Planners* (Korea)	639,045

	Construction Materials 5.5%
284,451	Adana Cimento Sanayii Turk Anonim Sirketi (Turkey)	975,382
8,146	Ceramic Industries Ltd. (South Africa)	115,692
218,700	Corp Moctezuma S.A.B de C.V. (Mexico)	501,529
1,875	HOLCIM Maroc S.A. (Morocco)	445,354
151,465	Pretoria Portland Cement Co. Ltd. (South Africa)	709,284
237,000	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	342,593
1,049,280	PT Semen Gresik Tbk (Indonesia)	835,723
7,900	Shree Cement Ltd. (India)	327,295
23,400	Ultra Tech Cement Ltd. (India)	456,602

		4,709,454

	Consumer Finance 1.2%
202,605	Banco Compartamos S.A. de C.V. (Mexico)	1,045,703

	Department Stores 4.1%
437,170	Golden Eagle Retail Group Ltd. (China)	885,638
49,395	Lojas Renner S.A. (Brazil)	1,115,005
1,104,100	PCD Stores Ltd.* (China)	428,630
14,118,315	PT Ramayana Lestari Sentosa Tbk (Indonesia)	915,901
595,000	Robinson Department Store Public Co. Ltd. (Thailand)	185,603

		3,530,777

	Distillers & Vintners 0.3%
31,995	Distell Group Ltd. (South Africa)	271,887

	Diversified Banks 3.4%
294,020	Allahabad Bank Ltd. (India)	791,062
311,380	Asya Katilim Bankasi AS* (Turkey)	719,344
39,860	Bank of Baroda (India)	432,848
39,815	Commercial International Bank GDR (Egypt)	398,150
107,800	National Societe Generale Bank (Egypt)	587,225

		2,928,629

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	Diversified Metals & Mining 1.8%
4,130	Assore Ltd. (South Africa)	$391,724
18,555	Hindustan Zinc Ltd. (India)	481,208
3,459,405	Merafe Resource Ltd.* (South Africa)	653,426

		1,526,358

	Drug Retail 0.3%
27,000	Corporativo Fragua S.A.B., Class B (Mexico)	268,287

	Education Services 0.5%
2,080	MegaStudy Co. Ltd.* (Korea)	427,578

	Electrical Components & Equipment 2.7%
32,790	Voltamp Transformers Ltd. (India)	641,017
732,230	Wasion Group Holdings Ltd. (China)	760,135
426,240	Zhuzhou CSR Times Electric Co. Ltd., Series H (China)	869,790

		2,270,942

	Electronic Equipment & Instruments 0.4%
140,000	Chroma ATE, Inc. (Taiwan)	318,106

	Environmental & Facilities Services 0.6%
14,190	Korea Plant Service & Engineering Co. Ltd.* (Korea)	517,462

	Food Retail 3.9%
17,125	BIM Birlesik Magazalar AS (Turkey)	796,369
1,450,930	CP ALL PCL (Thailand)	1,079,276
113,425	Eurocash S.A. (Poland)	619,786
30,515	Magnit OJSC GDR (Russia)	483,663
37,135	Shoprite Holdings Ltd. (South Africa)	326,492

		3,305,586

	Footwear 1.6%
148,410	Bata India Ltd.* (India)	622,066
22,625	NG2 S.A. (Poland)	382,072
572,050	Peak Sport Products Ltd.* (China)	316,519

		1,320,657

	Gas Utilities 0.8%
153,980	Indraprastha Gas Ltd.* (India)	658,107

	Gold 0.5%
55,585	Kingsgate Consolidated Ltd. (Australia)	458,293

	Health Care Equipment 0.2%
4,915	Mindray Medical International Ltd. ADR (China)	166,717

	Health Care Facilities 1.1%
504,310	KPJ Healthcare Berhad (Malaysia)	957,009

	Health Care Services 0.2%
15,000	Fleury S.A.* (Brazil)	158,443

	Health Care Supplies 0.6%
154,960	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	516,438

	Heavy Electrical Equipment 0.4%
156,830	China High Speed Transmission Equipment Group Co. Ltd. (China)	379,974

	Highways & Railtracks 1.1%
4,850,545	PT Jasa Marga (Indonesia)	931,545

	Home Entertainment Software 1.0%
4,545	NCsoft Corp.* (Korea)	581,937
5,825	Shanda Interactive Entertainment Ltd. ADR* (China)	306,453

		888,390

	Home Improvement Retail 1.6%
3,893,750	Ace Hardware Indonesia (Indonesia)	626,333
76,480	Cashbuild Ltd. (South Africa)	773,782

		1,400,115

	Hotels, Resorts & Cruise Lines 0.7%
35,448	City Lodge Hotels Ltd. (South Africa)	383,585
704,335	Minor International PCL (Thailand)	238,722

		622,307

	Industrial Gases 0.6%
167,205	African Oxygen Ltd. (South Africa)	496,657

	Industrial Machinery 4.2%
138,857	AIA Engineering Ltd. (India)	1,110,891
1,320,470	China Automation Group Ltd. (China)	1,082,290
55,910	Cummins India Ltd. (India)	511,961
24,515	Thermax India Ltd. (India)	317,483
55,340	Weg S.A. (Brazil)	584,868

		3,607,493

	Investment Banking & Brokerage 0.5%
43,610	Egyptian Financial Group-Hermes Holding GDR (Egypt)	401,212

	Life & Health Insurance 0.8%
63,800	Amil Participacoes S.A. (Brazil)	502,045
39,930	Discovery Holdings Ltd. (South Africa)	172,738

		674,783

	Managed Health Care 1.0%
22,435	OdontoPrev S.A. (Brazil)	824,593

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	Marine Ports & Services 2.0%
962,714	International Container Terminal Services, Inc. (Philippines)	$465,899
118,590	Santos Brasil Participacoes S.A.* ** (Brazil)	1,192,031

		1,657,930

	Motorcycle Manufacturers 0.4%
9,000	Bajaj Auto Ltd. (India)	338,757

	Oil & Gas Exploration & Production 2.0%
208,550	Afren plc* (United Kingdom)	285,505
48,055	Gran Tierra Energy, Inc.*	275,355
63,285	JKX Oil and Gas plc (United Kingdom)	288,481
925	Total Gabon (Gabon)	346,648
60,220	Zhaikmunai L.P. GDR* (Kazakhstan)	511,870

		1,707,859

	Other Diversified Financial Services 2.2%
150,300	CETIP S.A. (Brazil)	1,230,198
29,640	Intergroup Financial Services Corp. (Peru)	644,670

		1,874,868

	Packaged Foods & Meats 1.4%
25,400	Nestle (Malaysia) Berhad (Malaysia)	245,543
1,901,990	PT Mayora Indah Tbk (Indonesia)	913,269

		1,158,812

	Personal Products 2.0%
71,290	Colgate-Palmolive (India) Ltd. (India)	1,012,901
200,980	Dabur India Ltd. (India)	680,921

		1,693,822

	Pharmaceuticals 2.7%
69,900	Egyptian International Pharmaceutical Industries Co. (Egypt)	420,560
197,800	Genomma Lab Internacional S.A.* (Mexico)	435,305
50,660	Pharmstandard GDR* (Russia)	1,027,900
53,990	Piramal Healthcare Ltd. (India)	427,433

		2,311,198

	Precious Metals & Minerals 0.9%
123,900	Northam Platinum Ltd. (South Africa)	802,176

	Railroads 0.7%
20,005	Container Corp. of India (India)	570,405

	Restaurants 1.6%
281,570	Ajisen China Holdings Ltd. (China)	240,563
583,755	Alsea de Mexico S.A.B. de C.V. (Mexico)	450,690
231,600	FU JI Food & Catering Services Holdings Ltd.* *** (China)	299
271,700	Jollibee Foods Corp. (Philippines)	321,897
175,985	KFC Holdings (Malaysia) Berhad (Malaysia)	380,341

		1,393,790

	Soft Drinks 1.7%
142,755	Coca-Cola Icecek AS (Turkey)	1,427,417

	Specialized Finance 3.1%
71,620	BM&F BOVESPA S.A. (Brazil)	503,932
691,300	Bolsa Mexicana de Valores S.A., Series A* (Mexico)	811,678
5,281	Crisil Ltd. (India)	505,709
101,660	JSE Ltd. (South Africa)	828,691

		2,650,010

	Specialty Chemicals 0.7%
8,320	Asian Paints Ltd. (India)	320,007
108,390	China Steel Chemical Corp. (Taiwan)	294,672

		614,679

	Specialty Stores 0.9%
37,705	Dufry South America Ltd. (Brazil)	779,655

	Steel 1.4%
137,640	Sesa Goa Ltd. (India)	1,196,066

	Technology Distributors 0.5%
2,780,745	Inspur International Ltd. (China)	395,319

	Thrifts & Mortgage Finance 1.5%
94,935	Dewan Housing Finance Corp. Ltd (India)	381,361
48,505	LIC Housing Finance Ltd. (India)	852,469

		1,233,830

	Tobacco 2.5%
19,410	Eastern Tobacco (Egypt)	402,380
1,380	Phillip Morris CR a.s. (Czech Republic)	664,525
480,600	PT Gudang Garam Tbk (Indonesia)	1,097,751

		2,164,656

	Water Utilities 0.5%
1,337,000	Manila Water Co., Inc. (Philippines)	452,917

	Total Common Stocks (cost $58,280,460)	75,404,340

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value

	PREFERRED STOCKS 3.6%

	Diversified Banks 2.4%
153,900	Banco do Estado do Rio Grande do Sul S.A., Series B Pfd (Brazil)	$1,299,443
105,900	Banco Industrial e Comercial S.A. (Bic Banco) Pfd. (Brazil)	739,049

		2,038,492

	Fertilizers & Agricultural Chemicals 0.4%
35,550	Fertilizantes Fosfatados S.A. Pfd.* (Brazil)	336,919

	Regional Banks 0.8%
125,145	Banco Daycoval S.A. Pfd. (Brazil)	702,997

	Total Preferred Stocks (cost $2,102,602)	3,078,408

Principal Amount		Value
	SHORT-TERM INVESTMENTS 9.4%

	Repurchase Agreement 9.4%
$7,960,000	Repurchase Agreement dated 12/31/09, 0.01% due 1/4/10 with Fixed Income Clearing Corporation collateralized by $8,130,000 of United States Treasury Notes 2.625% due 12/31/14; value: $8,119,838; repurchase proceeds: $7,960,004 (cost $7,960,000)	$7,960,000

	Total Short-Term Investments (cost $7,960,000)	7,960,000

	Total Investments (cost $68,343,062) 101.4% ^^	86,442,748
	Liabilities less Other Assets (1.4)%	(1,177,957)

	NET ASSETS 100.0%	$85,264,791

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the

Board of Directors (see Note 2).

^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 66.11%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2009, Wasatch Emerging Markets Small Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	0.6
Brazil	13.3
China	12.7
Czech Republic	0.8
Egypt	3.3
Gabon	0.4
Hong Kong	0.2
India	19.6
Indonesia	10.7
Kazakhstan	0.6
Korea	2.8
Malaysia	2.9
Mexico	4.5
Morocco	0.6
Peru	0.8
Philippines	1.6
Poland	1.3
Russia	1.9
Singapore	0.8
South Africa	8.4
Taiwan	0.8
Thailand	3.6
Turkey	5.6
United Arab Emirates	1.1
United Kingdom	0.7
United States	0.4

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES (WAGOX) – Schedule of Investments

December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 94.8%

	Advertising 0.3%
9,900	1000mercis* (France)	$413,020

	Aerospace & Defense 0.4%
13,500	Bharat Electronics Ltd. (India)	563,134

	Agricultural Products 0.6%
718,920	Chaoda Modern Agriculture Holdings Ltd. (China)	767,128
167,000	China Green Holdings Ltd. (China)	158,361

		925,489

	Air Freight & Logistics 0.7%
2,017,400	Aramex PJSC* (United Arab Emirates)	862,164
3,200	Forward Air Corp.	80,160
83,000	Goodpack Ltd. (Singapore)	66,658

		1,008,982

	Airlines 0.2%
5,200	Allegiant Travel Co.*	245,284

	Alternative Carriers 0.2%
11,300	Neutral Tandem, Inc.*	257,075

	Aluminum 0.2%
486,000	Midas Holdings Ltd. (Singapore)	316,272

	Apparel Retail 1.1%
1,220	Camaieu (France)	243,455
42,217	Esprit Holdings Ltd. (Hong Kong)	280,096
9,500	JOS. A. Bank Clothiers, Inc.*	400,805
17,000	Ross Stores, Inc.	726,070

		1,650,426

	Apparel, Accessories & Luxury Goods 6.0%
491,000	Anta Sports Products Ltd. (China)	729,106
4,950	Bijou Brigitte AG (Germany)	833,917
23,121	Billabong International Ltd. (Australia)	226,221
1,040,000	China Dongxiang Group Co. (China)	803,787
6,700	Fossil, Inc.*	224,852
20,700	Gerry Weber International AG (Germany)	667,199
38,500	Gildan Activewear, Inc.* (Canada)	938,630
53,000	Li Ning Co. Ltd. (China)	200,966
275,000	Lilang China Co. Ltd.* (Hong Kong)	191,174
18,953	Odd Molly International AB (Sweden)	382,132
529,000	Ports Design Ltd. (China)	1,637,795
203,400	Ted Baker plc (United Kingdom)	1,661,990
6,000	Volcom, Inc.*	100,440
275,000	Xtep International Holdings Ltd. (China)	154,584

		8,752,793

	Application Software 1.9%
4,500	Aveva Group plc (United Kingdom)	73,196
5,000	Computer Modelling Group Ltd. (Canada)	71,903
3,300	Ebix, Inc.*	161,139
4,200	FactSet Research Systems, Inc.	276,654
2,531,000	Kingdee International Software Group Co. Ltd. (China)	563,625
15,004	Longtop Financial Technologies Ltd. ADR* (China)	555,448
3,900	SimCorp A/S (Denmark)	731,444
13,635	Tyler Technologies, Inc.*	271,473

		2,704,882

	Asset Management & Custody Banks 1.9%
5,500	Bank of New York Mellon Corp.	153,835
5,900	Diamond Hill Investment Group, Inc.	378,957
9,800	Eaton Vance Corp.	298,018
57,200	SEI Investments Co.	1,002,144
2,492	T. Rowe Price Group, Inc.	132,699
47,109	Treasury Group Ltd. (Australia)	225,190
10,645	Waddell & Reed Financial, Inc., Class A	325,098
5,900	Westwood Holdings Group, Inc.	214,406

		2,730,347

	Auto Parts & Equipment 0.1%
1,235,000	Norstar Founders Group Ltd.* *** (Hong Kong)	29,069
13,200	Wonder Auto Technology, Inc.*	155,232

		184,301

	Automotive Retail 0.6%
59,000	Halfords Group plc (United Kingdom)	379,681
13,100	O’Reilly Automotive, Inc.*	499,372

		879,053

	Biotechnology 1.6%
17,500	China Nuokang Bio-Pharmaceutical, Inc. ADR* (China)	137,375
30,400	Myriad Genetics, Inc.*	793,440
35,115	Orexigen Therapeutics, Inc.*	261,256
3,367,971	Sino Biopharmaceutical Ltd. (China)	1,073,188

		2,265,259

	Commodity Chemicals 0.1%
22,000	Tokai Carbon Korea Co. Ltd.* (Korea)	169,064

	Communications Equipment 0.3%
19,550	Riverbed Technology, Inc.*	449,063

	Computer Storage & Peripherals 0.6%
40,000	Intevac, Inc.*	458,800
205	Wacom Co. Ltd. (Japan)	447,085

		905,885

WASATCH GLOBAL OPPORTUNITIES (WAGOX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	Construction & Engineering 0.9%
23,500	Aecon Group, Inc. (Canada)	$337,047
28,080	Heerim Architects & Planners* (Korea)	264,635
52,000	Lycopodium Ltd. (Australia)	141,411
4,200	Outotec Oyj (Finland)	148,076
195,000	Rotary Engineering Ltd. (Singapore)	144,456
27,500	SWECO AB (Sweden)	205,569

		1,241,194

	Construction & Farm Machinery & Heavy Trucks 0.2%
4,400	Faiveley S.A. (France)	350,220

	Construction Materials 0.5%
95,500	Corp Moctezuma S.A.B de C.V. (Mexico)	219,003
52,000	Pretoria Portland Cement Co. Ltd. (South Africa)	243,507
410,000	PT Semen Gresik Tbk (Indonesia)	326,554

		789,064

	Consumer Finance 1.4%
76,000	Banco Compartamos S.A. de C.V. (Mexico)	392,258
24,616	Dollar Financial Corp.*	582,415
36,000	First Cash Financial Services, Inc.*	798,840
10,000	United PanAm Financial Corp.*	31,900
7,400	World Acceptance Corp.*	265,142

		2,070,555

	Data Processing & Outsourced Services 3.5%
59,200	Cielo S.A. (Brazil)	521,613
27,200	DIBS Payment Services AB (Sweden)	250,316
13,000	Fidelity National Information Services, Inc.	304,720
5,300	NeuStar, Inc., Class A*	122,112
42,900	Redecard S.A. (Brazil)	714,589
550	SBI VeriTrans Co. Ltd. (Japan)	290,122
4,850	Syntel, Inc.	184,445
192,450	Wirecard AG (Germany)	2,661,026

		5,048,943

	Department Stores 0.6%
6,600	Lojas Renner S.A. (Brazil)	148,983
1,786,100	PCD Stores Ltd.* (China)	693,394

		842,377

	Distributors 0.3%
20,900	LKQ Corp.*	409,431

	Diversified Banks 1.2%
195,039	Allahabad Bank Ltd. (India)	524,753
22,100	Axis Bank Ltd. (India)	466,226
15,000	Bank of Baroda (India)	162,888
1,030	HDFC Bank Ltd. ADR (India)	133,982
81,800	Union Bank of India Ltd. (India)	460,197

		1,748,046

	Diversified Support Services 1.1%
17,600	Copart, Inc.*	644,688
240	Prestige International, Inc. (Japan)	358,519
41,040	STR Holdings, Inc.*	644,738

		1,647,945

	Drug Retail 0.9%
68,635	Create SD Holdings Co. Ltd. (Japan)	1,310,040

	Education Services 1.3%
18,100	Apollo Group, Inc., Class A*	1,096,498
6,275	Capella Education Co.*	472,508
1,400	MegaStudy Co. Ltd.* (Korea)	287,793

		1,856,799

	Electrical Components & Equipment 0.7%
6,400	Emerson Electric Co.	272,640
365,000	Wasion Group Holdings Ltd. (China)	378,910
157,000	Zhuzhou CSR Times Electric Co. Ltd., Series H (China)	320,376

		971,926

	Electronic Components 0.4%
12,884	Amphenol Corp., Class A	594,983

	Electronic Equipment & Instruments 0.5%
600	KEYENCE Corp. (Japan)	124,526
28,400	Rotork plc (United Kingdom)	542,670
16,675	Viscom AG* (Germany)	85,817

		753,013

	Electronic Manufacturing Services 0.7%
16,000	IPG Photonics Corp.*	267,840
173,000	Ju Teng International Holdings Ltd. (China)	172,519
20,000	TTM Technologies, Inc.*	230,600
53,000	Venture Corp. Ltd. (Singapore)	332,484

		1,003,443

	Environmental & Facilities Services 0.1%
10,300	Daiseki Co. Ltd. (Japan)	207,728

	Food Retail 0.9%
948,000	BreadTalk Group Ltd. (Singapore)	450,870
20,200	Daikokutenbussan Co. Ltd. (Japan)	556,273
45,365	QKL Stores, Inc.*	303,946

		1,311,089

	Footwear 0.4%
3,815,000	China Hongxing Sports Ltd. (China)	509,046

	General Merchandise Stores 1.3%
37,500	Dollar Tree, Inc.*	1,811,250

	Gold 0.1%
10,000	Petropavlovsk plc* (United Kingdom)	163,927

WASATCH GLOBAL OPPORTUNITIES (WAGOX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	Health Care Distributors 0.3%
9,600	MWI Veterinary Supply, Inc.*	$361,920

	Health Care Equipment 5.8%
24,000	Abaxis, Inc.*	613,200
40,250	Audika S.A. (France)	1,278,786
116,800	Cardica, Inc.*	135,488
80,000	Cardica, Inc. PIPE* +	92,800
63,100	Cyberonics, Inc.*	1,289,764
20,000	DexCom, Inc.*	161,600
28,400	DiaSorin S.p.A. (Italy)	1,009,322
5,300	Edwards Lifesciences Corp.*	460,305
3,400	IDEXX Laboratories, Inc.*	181,696
6,465,900	LMA International N.V.* (Singapore)	864,866
5,150	Nakanishi, Inc. (Japan)	411,293
10,600	NuVasive, Inc.*	338,988
43,700	Somanetics Corp.*	766,935
5,500	St. Jude Medical, Inc.*	202,290
14,100	STRATEC Biomedical Systems AG (Germany)	534,744

		8,342,077

	Health Care Facilities 1.8%
48,261	AmSurg Corp.*	1,062,707
97,000	CVS Group plc* (United Kingdom)	277,842
67,750	NovaMed, Inc.*	262,870
479,000	Raffles Medical Group Ltd. (Singapore)	492,706
18,000	VCA Antech, Inc.*	448,560

		2,544,685

	Health Care Services 2.1%
12,800	Bio-Reference Laboratories, Inc.*	501,632
68,000	Clarient, Inc.*	180,200
8,612	CorVel Corp.*	288,847
15,000	Fleury S.A.* (Brazil)	158,443
11,800	Genoptix, Inc.*	419,254
31,642	Healthways, Inc.*	580,314
12,700	LHC Group, Inc.*	426,847
7,400	MEDNAX, Inc.*	444,814

		3,000,351

	Health Care Supplies 1.4%
77,625	Abcam plc (United Kingdom)	1,191,772
5,300	ICU Medical, Inc.*	193,132
111,500	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	371,598
10,000	Standard Diagnostics, Inc. (Korea)	274,367

		2,030,869

	Health Care Technology 0.2%
49,917	RaySearch Laboratories AB* (Sweden)	206,217
6,535	Vital Images, Inc.*	82,929

		289,146

	Home Entertainment Software 0.5%
176	GameOn Co. Ltd. (Japan)	139,282
30,300	Hudson Soft Co. Ltd. (Japan)	160,307
5,000	Perfect World Co. Ltd., Class B ADR* (China)	197,200
12,840	Shanda Games Ltd. ADR* (China)	130,840
2,800	Shanda Interactive Entertainment Ltd. ADR* (China)	147,308

		774,937

	Home Improvement Retail 1.4%
2,600,000	Ace Hardware Indonesia (Indonesia)	418,226
22,000	Cashbuild Ltd. (South Africa)	222,584
27,500	Clas Ohlson AB (Sweden)	550,890
16,800	Lumber Liquidators, Inc.*	450,240
73,100	Swedol AB, Class B (Sweden)	368,311

		2,010,251

	Homefurnishing Retail 0.4%
20,200	Aaron’s, Inc.	560,146

	Household Appliances 0.3%
2,800	Rational AG (Germany)	473,771

	Household Products 0.1%
27,000	Kimberly-Clark de Mexico S.A.B de C.V. (Mexico)	120,883

	Human Resource & Employment Services 1.8%
233	Benefit One, Inc. (Japan)	183,392
172,800	Michael Page International plc (United Kingdom)	1,052,074
39,800	Robert Half International, Inc.	1,063,854
55,700	Sthree plc (United Kingdom)	264,438

		2,563,758

	Industrial Machinery 2.9%
48,000	AIA Engineering Ltd. (India)	384,012
3,700	Burckhardt Compression Holding AG (Switzerland)	656,815
921,000	China Automation Group Ltd. (China)	754,875
36,500	China Valves Technology, Inc.*	337,260
3,900	Danaher Corp.	293,280
6,700	Graco, Inc.	191,419
6,400	Illinois Tool Works, Inc.	307,136
7,500	Konecranes Oyj (Finland)	204,714
50,500	ODIM ASA (Norway)	259,526
5,613	technotrans AG* (Germany)	47,224
22,000	Thermax India Ltd. (India)	284,912
41,100	Weg S.A. (Brazil)	434,371

		4,155,544

	Insurance Brokers 0.7%
47,100	Brown & Brown, Inc.	846,387
11,000	eHealth, Inc.*	180,730

		1,027,117

WASATCH GLOBAL OPPORTUNITIES (WAGOX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	Internet Retail 1.1%
154,655	ASOS plc* (United Kingdom)	$1,214,994
215	START TODAY Co. Ltd. (Japan)	393,421

		1,608,415

	Internet Software & Services 1.4%
13,800	Akamai Technologies, Inc.*	349,554
10,800	Daum Communications Corp.* (Korea)	650,254
135	Macromill, Inc. (Japan)	196,474
4,800	NetEase.com, Inc. ADR* (China)	180,528
33,600	Neurones (France)	291,930
6,115	VistaPrint N.V.*	346,476

		2,015,216

	Investment Banking & Brokerage 0.4%
8,500	Charles Schwab Corp. (The)	159,970
180	GCA Savvian Group Corp. (Japan)	191,285
19,400	optionsXpress Holdings, Inc.	299,730

		650,985

	IT Consulting & Other Services 1.9%
19,375	Alten* (France)	538,620
9,600	Cognizant Technology Solutions Corp., Class A*	434,880
20,000	Connecta AB (Sweden)	185,608
880,000	CSE Global Ltd. (Singapore)	539,754
320	Future Architect, Inc. (Japan)	127,141
78,200	HiQ International AB* (Sweden)	318,401
8,700	Infosys Technologies Ltd. ADR (India)	480,849
16,770	Yucheng Technologies Ltd.* (China)	143,048

		2,768,301

	Leisure Products 0.2%
10,200	Pool Corp.	194,616
3,500	Shimano, Inc. (Japan)	141,302

		335,918

	Life Sciences Tools & Services 3.7%
1,620	CMIC Co. Ltd. (Japan)	315,335
12,600	Covance, Inc.*	687,582
445	EPS Co. Ltd. (Japan)	1,745,657
30,900	ICON plc ADR* (Ireland)	671,457
41,183	LINICAL Co. Ltd. (Japan)	277,459
49,700	Pharmaceutical Product Development, Inc.	1,164,968
3,200	Techne Corp.	219,392
4,000	Waters Corp.*	247,840

		5,329,690

	Managed Health Care 0.6%
12,800	AMERIGROUP Corp.*	345,088
13,300	OdontoPrev S.A. (Brazil)	488,838

		833,926

	Mortgage REITs 0.4%
9,500	Annaly Capital Management, Inc.	164,825
20,000	Anworth Mortgage Asset Corp.	140,000
18,300	MFA Financial, Inc.	134,505
10,000	Redwood Trust, Inc.	144,600

		583,930

	Multi-Line Insurance 0.4%
18,600	HCC Insurance Holdings, Inc.	520,242

	Oil & Gas Drilling 0.5%
27,000	Cathedral Energy Services Income Trust (Canada)	129,082
18,000	Ensign Energy Services, Inc. (Canada)	258,163
43,400	Phoenix Technology Income Fund** (Canada)	341,523

		728,768

	Oil & Gas Equipment & Services 1.4%
311,000	Anhui Tianda Oil Pipe Co. Ltd., Class H (China)	163,518
1,196,915	Anton Oilfield Services Group (China)	128,462
1,200	Core Laboratories N.V.	141,744
15,000	Gulf Island Fabrication, Inc.	315,450
47,800	Lamprell plc (United Arab Emirates)	141,726
26,900	Pason Systems, Inc. (Canada)	299,646
16,000	Petrofac Ltd. (United Kingdom)	267,839
8,000	Schoeller-Bleckmann Oilfield Equipment AG (Austria)	382,102
14,100	TGS-NOPEC Geophysical Co. ASA* (Norway)	254,674

		2,095,161

	Oil & Gas Exploration & Production 1.3%
201,000	Afren plc* (United Kingdom)	275,170
62,000	Dragon Oil plc* (Ireland)	386,954
41,600	Gran Tierra Energy, Inc.*	238,368
27,500	JKX Oil and Gas plc (United Kingdom)	125,357
4,500	Petrominerales Ltd.* (Canada)	80,891
24,475	Premier Oil plc* (United Kingdom)	434,804
326	Total Gabon (Gabon)	122,170
30,000	Zhaikmunai L.P. GDR* (Kazakhstan)	255,000

		1,918,714

	Other Diversified Financial Services 0.4%
51,900	CETIP S.A. (Brazil)	424,799
104,000	Count Financial Ltd. (Australia)	121,965

		546,764

	Packaged Foods & Meats 0.3%
5,500	Glaxo SmithKline Consumer Healthcare Ltd. (India)	153,527
20,500	Zhongpin, Inc.*	320,005

		473,532

WASATCH GLOBAL OPPORTUNITIES (WAGOX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	Personal Products 0.4%
12,000	Atrium Innovations, Inc.* (Canada)	$180,829
706,000	Beauty China Holdings Ltd.* *** (Singapore)	5,026
11,105	Natura Cosmeticos S.A. (Brazil)	231,604
5,000	Proctor & Gamble Hygiene and Healthcare Ltd. (India)	186,848

		604,307

	Pharmaceuticals 1.3%
173,000	China Shineway Pharmaceutical Group Ltd. (China)	322,941
8,600	Daewoong Pharmaceutical Co. Ltd. (Korea)	371,193
80,400	Dechra Pharmaceuticals plc (United Kingdom)	637,330
41,000	Egypt International Pharmaceutical Industries Co. (Egypt)	246,681
26,100	Whanin Pharmaceutical Co. Ltd.* (Korea)	294,064

		1,872,209

	Property & Casualty Insurance 0.3%
293,725	Beazley Group plc (United Kingdom)	472,788

	Publishing 0.1%
3,300	Morningstar, Inc.*	159,522

	Regional Banks 1.4%
35,800	Boston Private Financial Holdings, Inc.	206,566
8,500	Canadian Western Bank (Canada)	178,314
6,000	City National Corp.	273,600
14,600	First of Long Island Corp. (The)	368,650
61,220	Nara Bancorp, Inc.*	694,235
180	Seven Bank Ltd. (Japan)	359,344

		2,080,709

	Research & Consulting Services 3.8%
14,375	Bureau Veritas S.A. (France)	749,337
5,318	Campbell Brothers Ltd. (Australia)	143,346
42,500	CRA International, Inc.*	1,132,625
5,000	Exponent, Inc.*	139,200
17,000	Intertek Group plc (United Kingdom)	343,606
100	Nihon M&A Center, Inc. (Japan)	370,881
68,135	Resources Connection, Inc.*	1,445,825
130	SGS S.A. (Switzerland)	169,712
32,000	Stantec, Inc.* (Canada)	930,153
5,030	Verisk Analytics, Inc.*	152,308

		5,576,993

	Restaurants 0.9%
513,000	Ajisen China Holdings Ltd. (China)	438,288
25,300	Tim Hortons, Inc.	771,903
90	Toridoll.corporation (Japan)	153,973

		1,364,164

	Semiconductor Equipment 0.8%
24,100	Cabot Microelectronics Corp.*	794,336
1,300	Disco Corp. (Japan)	81,429
4,700	KLA-Tencor Corp.	169,952
5,200	Tessera Technologies, Inc.*	121,004

		1,166,721

	Semiconductors 6.8%
40,300	Advanced Analogic Technologies, Inc.*	158,782
14,000	CSR plc* (United Kingdom)	92,050
32,000	ELMOS Semiconductor AG* (Germany)	301,371
12,150	Hittite Microwave Corp.*	495,112
18,000	Linear Technology Corp.	549,720
11,700	Maxim Integrated Products, Inc.	237,510
168,500	Melexis N.V.* (Belgium)	1,640,829
132,500	Micrel, Inc.	1,086,500
33,100	Microchip Technology, Inc.	961,886
92,500	Microtune, Inc.*	209,050
377,099	O2Micro International Ltd. ADR* (China)	1,972,228
194,700	PLX Technology, Inc.*	628,881
9,300	Power Integrations, Inc.	338,148
9,000	Semtech Corp.*	153,090
9,300	Silicon Laboratories, Inc.*	449,562
8,300	Supertex, Inc.*	247,340
129,500	Wolfson Microelectronics plc* (United Kingdom)	276,367

		9,798,426

	Soft Drinks 0.2%
21,700	Coca-Cola Icecek AS (Turkey)	216,980

	Specialized Consumer Services 0.2%
55	Best Bridal, Inc. (Japan)	159,724
230	NOVARESE, Inc. (Japan)	144,452

		304,176

	Specialized Finance 1.9%
187,000	Bolsa Mexicana de Valores S.A., Series A* (Mexico)	219,563
1,800	Crisil Ltd. (India)	172,368
9,600	IMAREX ASA* (Norway)	94,522
1,600	IntercontinentalExchange, Inc.*	179,680
19,600	MSCI, Inc., Class A*	623,280
14,500	NASDAQ OMX Group, Inc. (The)*	287,390
5,400	NYSE Euronext	136,620
45	Osaka Securities Exchange Co. Ltd. (Japan)	214,493
13,043	Oslo Bors VPS Holding ASA (Norway)	135,165
9,800	Portfolio Recovery Associates, Inc.*	439,824
6,000	TMX Group, Inc. (Canada)	190,065

		2,692,970

WASATCH GLOBAL OPPORTUNITIES (WAGOX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	Specialty Chemicals 1.1%
10,370	C. Uyemura & Co. Ltd. (Japan)	$401,484
1,585,000	EcoGreen Fine Chemical Group Ltd. (Hong Kong)	388,138
80	Japan Pure Chemical Co. Ltd. (Japan)	249,424
42,600	MEC Co. Ltd. (Japan)	278,814
15,700	TechnoSemiChem Co. Ltd.* (Korea)	292,890

		1,610,750

	Specialty Stores 1.5%
67,300	Big 5 Sporting Goods Corp.	1,156,214
48,200	easyhome Ltd. (Canada)	391,739
27,618	Hibbett Sports, Inc.*	607,320

		2,155,273

	Systems Software 1.4%
46,700	Integrated Device Technology, Inc.*	302,149
36,000	Opnet Technologies, Inc.	438,840
2,210	Simplex Technology, Inc. (Japan)	1,018,237
7,815	Trend Micro, Inc.* (Japan)	296,847

		2,056,073

	Thrifts & Mortgage Finance 1.1%
18,475	Home Capital Group, Inc. (Canada)	739,283
4,600	Housing Development Finance Corp. Ltd. (India)	264,389
20,700	LIC Housing Finance Ltd. (India)	363,800
8,300	Washington Federal, Inc.	160,522

		1,527,994

	Trading Companies & Distributors 3.2%
9,600	Fastenal Co.	399,744
50,380	Houston Wire & Cable Co.	599,522
28,700	Indutrade AB (Sweden)	540,506
21,500	MISUMI Group, Inc. (Japan)	368,024
10,500	MSC Industrial Direct Co., Inc., Class A	493,500
63,800	Richelieu Hardware Ltd. (Canada)	1,372,568
4,780	Thermador Groupe (France)	657,470
2,700	W.W. Grainger, Inc.	261,441

		4,692,775

	Trucking 0.8%
33,000	Knight Transportation, Inc.	636,570
1,300	Landstar System, Inc.	50,401
10,500	Old Dominion Freight Line, Inc.*	322,350
9,600	Universal Truckload Services, Inc.	173,760

		1,183,081

	Wireless Telecommunication Services 0.1%
5,400	NII Holdings, Inc.*	181,332

	Total Common Stocks (cost $103,762,100)	137,443,608

	PREFERRED STOCKS 0.6%

	Diversified Banks 0.2%
49,000	Parana Banco S.A. Pfd. (Brazil)	287,921

	Regional Banks 0.4%
88,000	Banco Daycoval S.A. Pfd. (Brazil)	494,337

	Total Preferred Stocks (cost $440,592)	782,258

	WARRANTS 0.0%

	Air Freight & Logistics 0.0%
16,600	Goodpack Ltd., expiring 11/30/12* (Singapore)	5,376

	Health Care Equipment 0.0%
40,000	Cardica, Inc., Expiring 9/29/14* *** +	5,000

	Total Warrants (cost $7,629)	10,376

WASATCH GLOBAL OPPORTUNITIES (WAGOX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.5%

	Repurchase Agreement 4.5%
$6,577,000	Repurchase Agreement dated 12/31/09, 0.01% due 1/4/10 with Fixed Income Clearing Corporation collateralized by $6,720,000 of United States Treasury Notes 2.625% due 12/31/14; value: $6,711,600; repurchase proceeds: $6,577,004 (cost $6,577,000)	$6,577,000

	Total Short-Term Investments (cost $6,577,000)	6,577,000

	Total Investments (cost $110,787,321) 99.9%^^	144,813,242
	Other Assets less Liabilities 0.1%	123,422

	NET ASSETS 100.0%	$144,936,664

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 44.29%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

PIPE Private Investment in a Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2009, Wasatch Global Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	0.6
Austria	0.3
Belgium	1.2
Brazil	2.8
Canada	4.7
China	10.0
Denmark	0.5
Egypt	0.2
Finland	0.3
France	3.3
Gabon	0.1
Germany	4.1
Hong Kong	0.6
India	3.3
Indonesia	0.5
Ireland	0.8
Italy	0.7
Japan	8.4
Kazakhstan	0.2
Korea	1.9
Mexico	0.7
Norway	0.5
Singapore	2.3
South Africa	0.3
Sweden	2.2
Switzerland	0.6
Turkey	0.2
United Arab Emirates	0.7
United Kingdom	7.1
United States	40.9

Total	100.0%

WASATCH GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments

December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 89.7%

	Advertising 1.1%
16,110	1000mercis* (France)	$672,096

	Air Freight & Logistics 0.8%
639,205	Goodpack Ltd. (Singapore)	513,348

	Application Software 3.6%
8,795	FactSet Research Systems, Inc.	579,327
29,550	Interactive Intelligence, Inc.*	544,902
2,475,510	Kingdee International Software Group Co. Ltd. (China)	551,267
3,100	SimCorp A/S (Denmark)	581,405

		2,256,901

	Biotechnology 2.1%
25,000	Myriad Genetics, Inc.*	652,500
2,063,028	Sino Biopharmaceutical Ltd. (China)	657,374

		1,309,874

	Communications Equipment 2.8%
24,705	Cisco Systems, Inc.*	591,438
21,145	F5 Networks, Inc.*	1,120,262

		1,711,700

	Computer Hardware 1.0%
4,800	International Business Machines Corp.	628,320

	Computer Storage & Peripherals 0.9%
46,405	Intevac, Inc.*	532,265

	Data Processing & Outsourced Services 6.9%
8,270	Alliance Data Systems Corp.*	534,159
63,600	Cielo S.A. (Brazil)	560,382
25,600	Fidelity National Information Services, Inc.	600,064
27,000	NeuStar, Inc., Class A*	622,080
38,200	Redecard S.A. (Brazil)	636,301
94,450	Wirecard AG (Germany)	1,305,970

		4,258,956

	Education Services 1.0%
10,000	Apollo Group, Inc., Class A*	605,800

	Electrical Components & Equipment 1.1%
668,835	Wasion Group Holdings Ltd. (China)	694,324

	Electronic Equipment & Instruments 1.0%
33,900	Rotork plc (United Kingdom)	647,765

	Health Care Distributors 1.1%
29,000	PSS World Medical, Inc.*	654,530

	Health Care Equipment 7.8%
15,450	Abaxis, Inc.*	394,748
130,414	Cardica, Inc.*	151,280
143,000	Cardica, Inc. PIPE* +	165,880
30,000	Cyberonics, Inc.*	613,200
24,005	DiaSorin S.p.A (Italy)	853,126
27,875	Invacare Corp.	695,203
4,235,440	LMA International N.V.* (Singapore)	566,524
21,635	NuVasive, Inc.*	691,887
20,000	St. Jude Medical, Inc.*	735,600

		4,867,448

	Health Care Facilities 2.0%
674,000	Raffles Medical Group Ltd. (Singapore)	693,286
21,000	VCA Antech, Inc.*	523,320

		1,216,606

	Health Care Services 6.3%
17,325	Bio-Reference Laboratories, Inc.*	678,967
20,987	CorVel Corp.*	703,904
7,800	Express Scripts, Inc.*	674,310
38,000	Healthways, Inc.*	696,920
18,865	MEDNAX, Inc.*	1,133,975

		3,888,076

	Health Care Supplies 2.9%
86,158	Abcam plc (United Kingdom)	1,322,779
149,240	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	497,375

		1,820,154

	Health Care Technology 2.4%
7,675	Cerner Corp.*	632,727
199,100	RaySearch Laboratories AB* (Sweden)	822,521

		1,455,248

	Home Entertainment Software 1.0%
11,900	Shanda Interactive Entertainment Ltd. ADR* (China)	626,059

	Industrial Machinery 2.5%
1,068,345	China Automation Group Ltd. (China)	875,642
62,500	Weg S.A. (Brazil)	660,540

		1,536,182

	Integrated Telecommunication Services 0.9%
37,000	Cbeyond, Inc.*	582,750

	Internet Software & Services 4.0%
52,000	Akamai Technologies, Inc.*	1,317,160
26,905	DealerTrack Holdings, Inc.*	505,545
1,030	Google, Inc., Class A*	638,579
6,528	Xtera* *** +	2,220

		2,463,504

WASATCH GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	IT Consulting & Other Services 4.4%
34,300	Cognizant Technology Solutions Corp., Class A*	$1,553,790
13,410	Infosys Technologies Ltd. (India)	747,368
16,015	NCI, Inc., Class A*	442,815

		2,743,973

	Life Sciences Tools & Services 5.4%
10,590	Covance, Inc.*	577,896
141	EPS Co. Ltd. (Japan)	553,118
8,800	Eurofins Scientific (France)	479,410
25,730	ICON plc ADR* (Ireland)	559,113
27,000	Pharmaceutical Product Development, Inc.	632,880
7,730	Techne Corp.	529,969

		3,332,386

	Managed Health Care 1.2%
20,495	OdontoPrev S.A. (Brazil)	753,288

	Oil & Gas Equipment & Services 2.4%
55,510	Pason Systems, Inc. (Canada)	618,341
47,750	TGS-NOPEC Geophysical Co. ASA* (Norway)	862,458

		1,480,799

	Other Diversified Financial Services 1.2%
90,600	CETIP S.A. (Brazil)	741,557

	Pharmaceuticals 3.3%
89,500	Dechra Pharmaceuticals plc (United Kingdom)	709,466
63,000	Meda AB (Sweden)	565,829
13,250	Teva Pharmaceutical Industries Ltd. ADR (Israel)	744,385

		2,019,680

	Semiconductor Equipment 0.5%
14,503	Tessera Technologies, Inc.*	337,485

	Semiconductors 13.2%
27,400	Altera Corp.	620,062
13,880	Hittite Microwave Corp.*	565,610
18,140	Linear Technology Corp.	553,996
60,134	Melexis N.V.* (Belgium)	585,576
57,815	Micrel, Inc.	474,083
22,525	Microchip Technology, Inc.	654,576
13,731	Netlogic Microsystems, Inc.*	635,196
161,879	O2Micro International Ltd. ADR* (China)	846,627
56,750	Pericom Semiconductor Corp.*	654,328
25,968	Power Integrations, Inc.	944,196
14,505	Silicon Laboratories, Inc.*	701,172
83,420	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	954,325

		8,189,747

	Systems Software 4.9%
15,170	BMC Software, Inc.*	608,317
380,000	GuestLogix, Inc.* (Canada)	330,640
40,900	NetSuite, Inc.*	653,582
79,235	Opnet Technologies, Inc.	965,875
19,675	Oracle Corp.	482,824

		3,041,238

	Total Common Stocks (cost $46,455,750)	55,582,059

	PREFERRED STOCKS 1.3%

	Computer Storage & Peripherals 1.3%

78,502	BlueArc Corp., Series DD Pfd.* *** +	287,318
138,725	BlueArc Corp., Series FF Pfd.* *** +	534,091

		821,409

	Internet Software & Services 0.0%
30,265	Incipient, Inc., Series D Pfd.* *** +	—

	Total Preferred Stocks (cost $1,092,283)	821,409

	EXCHANGE TRADED FUNDS 0.6%

	Asset Management & Custody Banks 0.6%
45,220	Direxionshares Technology Bear 3X Shares	395,227

	Total Exchange Traded Funds (cost $706,130)	395,227

	LIMITED PARTNERSHIP INTEREST 0.6%

	Other 0.6%
	Montagu Newhall Global Partners II-B, L.P.*** +	369,624

	Total Limited Partnership Interest (cost $414,387)	369,624

	WARRANTS 0.0%

	Computer Storage & Peripherals 0.0%
1	BlueArc Corp., expiring 4/2/18* *** +	—

	Health Care Equipment 0.0%
71,500	Cardica, Inc., expiring 9/29/14* *** +	8,937

	Total Warrants (cost $8,937)	8,937

WASATCH GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.4%

	Repurchase Agreement 6.4%
$3,950,000	Repurchase Agreement dated 12/31/09, 0.01% due 1/4/10 with Fixed Income Clearing Corporation collateralized by $4,060,000 of United States Treasury Notes 3.25% due 12/31/16; value: $4,029,550; repurchase proceeds: $3,950,002 +++ (cost $3,950,000)	$3,950,000

	Total Short-Term Investments (cost $3,950,000)	3,950,000

	Total Investments (cost $52,627,487) 98.6%^^	61,127,256
	Other Assets less Liabilities 1.4%	881,910

	NET ASSETS 100.0%	$62,009,166

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

+++All or a portion of this security has been designated as collateral for future commitments (see Note 6).

^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 25.41%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

See Notes to Schedules of Investments.

At December 31, 2009, Wasatch Global Science & Technology Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	1.0
Brazil	5.9
Canada	1.6
China	8.3
Denmark	1.0
France	2.0
Germany	2.3
India	1.3
Ireland	1.0
Israel	1.3
Italy	1.5
Japan	1.0
Norway	1.5
Singapore	3.1
Sweden	2.4
Taiwan	1.7
United Kingdom	4.7
United States	58.4

Total	100.0%

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments

December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 95.8%

	Aerospace & Defense 2.9%
12,085	L-3 Communications Holdings, Inc.	$1,050,791
26,350	TransDigm Group, Inc.	1,251,361

		2,302,152

	Air Freight & Logistics 3.0%
20,760	C.H. Robinson Worldwide, Inc.	1,219,235
33,665	Expeditors International of Washington, Inc.	1,169,185

		2,388,420

	Apparel Retail 3.1%
119,721	Esprit Holdings Ltd. (Hong Kong)	794,309
38,775	Ross Stores, Inc.	1,656,080

		2,450,389

	Asset Management & Custody Banks 2.6%
42,735	SEI Investments Co.	748,717
24,635	T. Rowe Price Group, Inc.	1,311,814

		2,060,531

	Automotive Retail 1.0%
19,958	O’Reilly Automotive, Inc.*	760,799

	Communications Equipment 2.1%
30,805	F5 Networks, Inc.*	1,632,049

	Data Processing & Outsourced Services 11.4%
21,990	Alliance Data Systems Corp.*	1,420,334
61,305	Fidelity National Information Services, Inc.	1,436,989
8,155	Mastercard, Inc., Class A	2,087,517
36,525	Paychex, Inc.	1,119,126
171,830	Redecard S.A. (Brazil)	2,862,189

		8,926,155

	Diversified Metals & Mining 2.2%
16,580	BHP Billiton plc ADR (United Kingdom)	1,058,633
2,984	Rio Tinto plc ADR (United Kingdom)	642,724

		1,701,357

	Diversified Support Services 3.3%
70,075	Copart, Inc.*	2,566,847

	Education Services 4.1%
52,955	Apollo Group, Inc., Class A*	3,208,014

	Electronic Components 2.7%
46,455	Amphenol Corp., Class A	2,145,292

	Health Care Equipment 3.3%
69,455	St. Jude Medical, Inc.*	2,554,555

	Health Care Services 3.2%
28,960	Express Scripts, Inc.*	2,503,592

	Investment Banking & Brokerage 1.3%
52,800	TD Ameritrade Holding Corp.*	1,023,264

	IT Consulting & Other Services 3.7%
63,210	Cognizant Technology Solutions Corp., Class A*	2,863,413

	Life Sciences Tools & Services 2.4%
34,475	Covance, Inc.*	1,881,301

	Mortgage REITs 1.5%
67,559	Annaly Capital Management, Inc.	1,172,149

	Multi-Line Insurance 1.3%
37,205	HCC Insurance Holdings, Inc.	1,040,624

	Oil & Gas Equipment & Services 1.4%
25,975	Cameron International Corp.*	1,085,755

	Oil & Gas Exploration & Production 4.5%
53,295	Petrohawk Energy Corp.*	1,278,547
45,475	Ultra Petroleum Corp.*	2,267,383

		3,545,930

	Personal Products 1.5%
29,125	Herbalife Ltd.	1,181,601

	Pharmaceuticals 1.9%
27,120	Teva Pharmaceutical Industries Ltd. ADR (Israel)	1,523,601

	Restaurants 2.2%
56,315	Tim Hortons, Inc.	1,718,171

	Semiconductors 10.3%
146,435	Altera Corp.	3,313,824
53,335	Linear Technology Corp.	1,628,851
43,450	Maxim Integrated Products, Inc.	882,035
28,345	Microchip Technology, Inc.	823,706
126,957	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	1,452,388

		8,100,804

	Specialized Finance 4.0%
112,300	BM&F BOVESPA S.A. (Brazil)	790,164
10,443	IntercontinentalExchange, Inc.*	1,172,749
36,135	MSCI, Inc., Class A*	1,149,093

		3,112,006

	Specialty Chemicals 1.3%
22,893	Ecolab, Inc.	1,020,570

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	Specialty Stores 1.0%
31,455	Staples, Inc.	$773,478

	Systems Software 2.8%
55,290	BMC Software, Inc.*	2,217,129

	Thrifts & Mortgage Finance 3.2%
13,025	Housing Development Finance Corp. Ltd. (India)	748,624
123,430	New York Community Bancorp, Inc.	1,790,969

		2,539,593

	Trading Companies & Distributors 2.7%
29,670	Fastenal Co.	1,235,459
18,265	MSC Industrial Direct Co., Inc., Class A	858,455

		2,093,914

	Trucking 1.1%
26,605	J.B. Hunt Transport Services, Inc.	858,543

	Wireless Telecommunication Services 2.8%
65,485	NII Holdings, Inc.*	2,198,986

	Total Common Stocks (cost $64,924,410)	75,150,984

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.2%

	Repurchase Agreement 4.2%
$3,312,000	Repurchase Agreement dated 12/31/09, 0.01% due 1/4/10 with Fixed Income Clearing Corporation collateralized by $3,405,000 of United States Treasury Notes 3.25% due 12/31/16; value: $3,379,463; repurchase proceeds: $3,312,002 (cost $3,312,000)	$3,312,000

	Total Short-Term Investments (cost $3,312,000)	3,312,000

	Total Investments (cost $68,236,410) 100.0%^^	78,462,984
	Liabilities less Other Assets (<0.1)%	(26,789)

	NET ASSETS 100.0%	$78,436,195

*Non-income producing.

^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 1.97%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2009, Wasatch Heritage Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	4.9
Hong Kong	1.0
India	1.0
Israel	2.0
Taiwan	1.9
United Kingdom	2.3
United States	86.9

Total	100.0%

WASATCH HERITAGE VALUE FUND (WAHVX) – Schedule of Investments

December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 89.1%

	Aerospace & Defense 2.1%
1,600	Raytheon Co.	$82,432

	Agricultural Products 5.9%
1,600	Bunge Ltd.	102,128
116,000	Chaoda Modern Agriculture Holdings Ltd. (China)	123,778

		225,906

	Apparel, Accessories & Luxury Goods 3.1%
4,800	Gildan Activewear, Inc.* (Canada)	117,024

	Biotechnology 4.3%
1,400	Cephalon, Inc.* +++	87,374
3,000	Myriad Genetics, Inc.*	78,300

		165,674

	Construction & Engineering 2.0%
2,800	Aecom Technology Corp.*	77,000

	Data Processing & Outsourced Services 7.8%
9,800	Cielo S.A. (Brazil)	86,348
3,900	Fidelity National Information Services, Inc.	91,416
1,400	Visa, Inc., Class A	122,444

		300,208

	Diversified Support Services 1.9%
2,000	Copart, Inc.*	73,260

	Health Care Equipment 3.5%
2,800	Covidien plc	134,092

	Heavy Electrical Equipment 2.5%
5,000	ABB Ltd. ADR* +++ (Switzerland)	95,500

	Home Improvement Retail 2.9%
1,800	Sherwin-Williams Co. (The)	110,970

	Industrial Machinery 2.3%
8,200	Weg S.A. (Brazil)	86,663

	Internet Software & Services 5.4%
4,900	Akamai Technologies, Inc.*	124,117
2,000	Open Text Corp.* (Canada)	81,300

		205,417

	Life Sciences Tools & Services 2.3%
3,700	Pharmaceutical Product Development, Inc.	86,728

	Managed Health Care 1.9%
2,400	UnitedHealth Group, Inc.+++	73,152

	Oil & Gas Drilling 5.0%
2,500	Fred Olsen Energy ASA (Norway)	95,744
2,400	Noble Corp.	97,680

		193,424

	Oil & Gas Exploration & Production 2.6%
5,200	ARC Energy Trust** (Canada)	99,142

	Oil & Gas Storage & Transportation 2.9%
5,500	Spectra Energy Corp.	112,805

	Packaged Foods & Meats 2.5%
1,600	Ralcorp Holdings, Inc.*	95,536

	Paper Packaging 3.0%
3,900	Sonoco Products Co.	114,075

	Pharmaceuticals 8.3%
5,200	Mylan, Inc.*	95,836
2,700	Perrigo Co.	107,568
6,400	Pfizer, Inc.	116,416

		319,820

	Property & Casualty Insurance 4.4%
3,300	Allstate Corp. (The)	99,132
6,800	Old Republic International Corp.	68,272

		167,404

	Specialized Finance 2.0%
3,900	NASDAQ OMX Group, Inc. (The)*	77,298

	Specialty Chemicals 2.8%
5,300	RPM International, Inc.	107,749

	Steel 2.7%
2,200	Nucor Corp.+++	102,630

	Water Utilities 3.1%
5,300	American Water Works Co., Inc.	118,773

	Wireless Telecommunication Services 1.9%
1,600	China Mobile Ltd. ADR (China)	74,288

	Total Common Stocks (cost $2,842,485)	3,416,970

WASATCH HERITAGE VALUE FUND (WAHVX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	PREFERRED STOCKS 2.7%

	Regional Banks 2.7%
5,000	Fifth Third Capital Trust VI, 7.25%, 11/15/67 Pfd.* ^^^	$101,950

	Total Preferred Stocks (cost $71,300)	101,950

Principal Amount		Value
	SHORT-TERM INVESTMENTS 9.2%

	Repurchase Agreement 9.2%
$354,000	Repurchase Agreement dated 12/31/09, 0.01% due 1/4/10 with Fixed Income Clearing Corporation collateralized by $365,000 of United States Treasury Notes 3.25% due 12/31/16; value: $362,263; repurchase proceeds: $354,000+++ (cost $354,000)	$354,000

	Total Short-Term Investments (cost $354,000)	354,000

	Total Investments (cost $3,267,785) 101.0%^^	3,872,920
	Liabilities less Other Assets (1.0)%	(36,524)

	NET ASSETS 100.0%	$3,836,396

Number of Contracts		Value
	CALL OPTIONS WRITTEN 0.3%
	Biotechnology 0.1%
14	Cephalon, Inc., expiring 1/16/10, exercise price $60	$4,760

	Managed Health Care 0.1%
24	UnitedHealth Group, Inc., expiring 1/16/10, exercise price $31	1,560

	Steel 0.1%
22	Nucor Corp., expiring 1/16/10, exercise price $46	3,388

	Total Call Options Written (premium $6,500)	9,708

Contracts		Net Unrealized (Depreciation)
	FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS SHORT 0.1%
300,000 BRL	USD, settlement date 3/16/10, (cost $168,729 value $169,883)	$(1,154)

104,000 CAD	USD, settlement date 3/16/10, (cost $98,187 value $99,439)	(1,252)

535,000 NOK	USD, settlement date 3/17/10, (cost $91,469 value $92,103)	(634)

	Total Forward Foreign Currency Exchange Contracts (cost $358,385 value $361,425)	(3,040)

*Non-income producing.

**Common units.

+++All or a portion of this security has been designated as collateral for call options written and forward foreign currency contracts (see Note 2).

^^The aggregate amount of foreign securities and fair valued pursuant to a systematic fair valuation model as a percent of net assets was 5.72%.

^^^Variable Rate Securities

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2009, Wasatch Heritage Value Fund’s investments, excluding short-term investments, written options, and forward foreign currrency exchange contracts, were in the following countries:

COUNTRY	%
Brazil	4.9
Canada	8.5
China	5.6
Norway	2.7
Switzerland	2.7
United States	75.6

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments

December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 96.7%

	Aerospace & Defense 3.2%
41,850	Chemring Group plc (United Kingdom)	$1,975,466
141,230	Kongsberg Gruppen ASA (Norway)	2,150,689
81,700	Ultra Electronics Holdings plc (United Kingdom)	1,805,899

		5,932,054

	Agricultural Products 2.2%
2,687,340	Chaoda Modern Agriculture Holdings Ltd. (China)	2,867,544
1,319,280	China Green Holdings Ltd. (China)	1,251,030

		4,118,574

	Aluminum 1.2%
3,500,000	Midas Holdings Ltd. (Singapore)	2,277,677

	Apparel Retail 0.8%
25,054	Point, Inc. (Japan)	1,399,889

	Apparel, Accessories & Luxury Goods 6.3%
1,378,199	Anta Sports Products Ltd. (China)	2,046,545
2,648,515	China Dongxiang Group Co. (China)	2,046,965
543,655	Li Ning Co. Ltd. (China)	2,061,437
1,252,595	Ports Design Ltd. (China)	3,878,059
197,495	Ted Baker plc (United Kingdom)	1,613,740

		11,646,746

	Application Software 2.0%
20,152	SimCorp A/S (Denmark)	3,779,505

	Asset Management & Custody Banks 0.7%
10,430	Partners Group Holding AG (Switzerland)	1,315,077

	Brewers 0.8%
124,400	Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	1,389,412

	Coal & Consumable Fuels 0.8%
855,385	PT Tambang Batubara Bukit Asam Tbk (Indonesia)	1,557,560

	Construction & Farm Machinery & Heavy Trucks 0.5%
25,904	Demag Cranes AG (Germany)	861,657

	Construction Materials 3.8%
719,900	Corp Moctezuma S.A.B de C.V. (Mexico)	1,650,894
1,687,000	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	2,438,624
3,816,435	PT Semen Gresik (Persero) Tbk (Indonesia)	3,039,688

		7,129,206

	Consumer Finance 0.7%
243,300	Banco Compartamos S.A. de C.V. (Mexico)	1,255,742

	Data Processing & Outsourced Services 3.0%
407,798	Wirecard AG (Germany)	5,638,665

	Department Stores 0.6%
2,640,400	PCD Stores Ltd.* (China)	1,025,048

	Diversified Banks 3.7%
425,090	Allahabad Bank Ltd. (India)	1,143,706
102,671	Axis Bank Ltd. (India)	2,165,968
117,875	Bank of Baroda (India)	1,280,028
390,679	Bank of N.T. Butterfield & Son Ltd. (Bermuda)	1,523,648
85,000	Commercial International Bank (Egypt)	842,676

		6,956,026

	Diversified Metals & Mining 1.6%
57,870	Hindustan Zinc Ltd. (India)	1,500,808
23,320	Inmet Mining Corp. (Canada)	1,422,144

		2,922,952

	Drug Retail 0.4%
37,820	Create SD Holdings Co. Ltd. (Japan)	721,873

	Electrical Components & Equipment 1.1%
1,926,985	Wasion Group Holdings Ltd. (China)	2,000,422

	Electronic Equipment & Instruments 1.9%
190,214	Rotork plc (United Kingdom)	3,634,629

	Environmental & Facilities Services 1.4%
268,245	Connaught plc (United Kingdom)	1,536,154
55,045	Daiseki Co. Ltd. (Japan)	1,110,133

		2,646,287

	Food Retail 3.3%
42,845	BIM Birlesik Magazalar AS (Turkey)	1,992,434
31,530	Magnit Co.*** (Russia)	2,248,720
210,450	Shoprite Holdings Ltd. (South Africa)	1,850,282

		6,091,436

	Gold 1.3%
119,500	Kingsgate Consolidated Ltd. (Australia)	985,267
92,170	Petropavlovsk plc* (United Kingdom)	1,510,912

		2,496,179

	Health Care Equipment 4.3%
138,888	DiaSorin S.p.A (Italy)	4,936,010
59,250	Mindray Medical International Ltd. ADR (China)	2,009,760
28,320	STRATEC Biomedical Systems AG (Germany)	1,074,038

		8,019,808

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	Health Care Services 0.2%
35,300	Fleury S.A.* (Brazil)	$372,870

	Health Care Supplies 3.3%
339,280	Abcam plc (United Kingdom)	5,208,947
258,815	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	862,558

		6,071,505

	Health Care Technology 1.2%
558,244	RaySearch Laboratories AB* (Sweden)	2,306,215

	Home Entertainment Software 1.0%
35,330	Shanda Interactive Entertainment Ltd. ADR* (China)	1,858,711

	Industrial Machinery 5.1%
123,890	AIA Engineering Ltd. (India)	991,151
31,490	Andritz AG (Austria)	1,815,435
9,963	Burckhardt Compression Holding AG (Switzerland)	1,768,607
35,325	Konecranes Oyj (Finland)	964,203
70,125	Thermax India Ltd. (India)	908,157
289,800	Weg S.A. (Brazil)	3,062,792

		9,510,345

	Internet Retail 2.0%
322,855	ASOS plc* (United Kingdom)	2,536,400
610	START TODAY Co. Ltd. (Japan)	1,116,219

		3,652,619

	Internet Software & Services 2.3%
460	Gourmet Navigator, Inc. (Japan)	983,784
193,000	Net Entertainment NE AB* (Sweden)	1,641,639
10,415	NHN Corp.* (Korea)	1,721,369

		4,346,792

	Life Sciences Tools & Services 2.5%
405	EPS Co. Ltd. (Japan)	1,588,744
27,609	Eurofins Scientific (France)	1,504,094
61,605	MorphoSys AG* (Germany)	1,500,680

		4,593,518

	Oil & Gas Equipment & Services 4.3%
105,195	Pason Systems, Inc. (Canada)	1,171,795
138,125	Petrofac Ltd. (United Kingdom)	2,312,207
37,385	Schoeller-Bleckmann Oilfield Equipment AG (Austria)	1,785,613
154,785	TGS-NOPEC Geophysical Co. ASA* (Norway)	2,795,719

		8,065,334

	Oil & Gas Exploration & Production 4.3%
1,070,075	Afren plc* (United Kingdom)	1,464,935
214,045	Dragon Oil plc* (Ireland)	1,335,898
171,555	Gran Tierra Energy, Inc.*	983,010
250,442	JKX Oil and Gas plc (United Kingdom)	1,141,626
96,149	Premier Oil plc* (United Kingdom)	1,708,109
2,290	Total Gabon (Gabon)	858,187
61,565	Zhaikmunai L.P. GDR* (Kazakhstan)	523,302

		8,015,067

	Other Diversified Financial Services 1.5%
345,900	CETIP S.A. (Brazil)	2,831,175

	Packaged Foods & Meats 0.4%
24,776	Unicharm PetCare Corp. (Japan)	756,776

	Personal Products 3.2%
191,970	Natura Cosmeticos S.A. (Brazil)	4,003,694
31,655	Oriflame Cosmetics S.A. (Sweden)	1,887,362

		5,891,056

	Pharmaceuticals 1.3%
201,239	Dechra Pharmaceuticals plc (United Kingdom)	1,595,220
97,235	Meda AB (Sweden)	873,308

		2,468,528

	Precious Metals & Minerals 0.9%
251,645	Northam Platinum Ltd. (South Africa)	1,629,245

	Regional Banks 0.6%
595	Seven Bank Ltd. (Japan)	1,187,830

	Research & Consulting Services 2.6%
98,540	Campbell Brothers Ltd. (Australia)	2,656,133
386	Nihon M&A Center, Inc. (Japan)	1,431,600
29,305	Stantec, Inc.* (Canada)	851,816

		4,939,549

	Semiconductors 0.6%
122,224	Melexis N.V.* (Belgium)	1,190,200

	Specialized Finance 7.7%
544,355	BM&F BOVESPA S.A. (Brazil)	3,830,183
82,950	IMAREX ASA* (Norway)	816,725
490,550	Infrastructure Development Finance Co. Ltd. (India)	1,625,154
128,845	JSE Ltd. (South Africa)	1,050,292
780	Osaka Securities Exchange Co. Ltd. (Japan)	3,717,878
302,035	Rural Electrification Corp. Ltd. (India)	1,584,890
296,000	Singapore Exchange Ltd. (Singapore)	1,742,899

		14,368,021

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	Systems Software 1.8%
204,440	F-Secure Oyj (Finland)	$800,649
5,597	Simplex Technology, Inc. (Japan)	2,578,767

		3,379,416

	Thrifts & Mortgage Finance 3.4%
378,755	Dewan Housing Finance Corp. (India)	1,521,486
50,555	Home Capital Group, Inc. (Canada)	2,022,973
157,000	LIC Housing Finance Ltd. (India)	2,759,255

		6,303,714

	Wireless Telecommunication Services 0.9%
38,800	Egyptian Co. for Mobile Services (Egypt)	1,702,432

	Total Common Stocks (cost $141,744,177)	180,257,342

	PREFERRED STOCKS 1.3%

	Diversified Banks 0.6%
132,100	Banco do Estado do Rio Grande do Sul S.A., Series B Pfd (Brazil)	1,115,376

	Regional Banks 0.7%
251,125	Banco Daycoval S.A. Pfd. (Brazil)	1,410,685

	Total Preferred Stocks (cost $2,900,058)	2,526,061

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.7%

	Repurchase Agreement 1.7%
$3,187,000	Repurchase Agreement dated 12/31/09, 0.01% due 1/4/10 with Fixed Income Clearing Corporation collateralized by $3,280,000 of United States Treasury Notes 3.25% due 12/31/16; value: $3,255,400; repurchase proceeds: $3,187,002 (cost $3,187,000)	$3,187,000

	Total Short-Term Investments (cost $3,187,000)	3,187,000

	Total Investments (cost $147,831,235) 99.7%^^	185,970,403

	Other Assets less Liabilities 0.3%	481,586

	NET ASSETS 100.0%	$186,451,989

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 79.17%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2009, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	2.0
Austria	2.0
Belgium	0.6
Bermuda	0.8
Brazil	9.1
Canada	3.0
China	12.0
Denmark	2.1
Egypt	1.4
Finland	1.0
France	0.8
Gabon	0.5
Germany	5.0
India	8.5
Indonesia	3.8
Ireland	0.7
Italy	2.7
Japan	9.1
Kazakhstan	0.3
Korea	0.9
Mexico	1.6
Norway	3.1
Russia	1.2
Singapore	2.2
South Africa	2.5
Sweden	3.7
Switzerland	1.7
Turkey	1.9
United Kingdom	15.3
United States	0.5

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments

December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 91.4%

	Advertising 0.9%
13,580	1000mercis* (France)	$566,547
13,590	Tri-Stage, Inc.* (Japan)	427,994

		994,541

	Aerospace & Defense 0.6%
15,165	Chemring Group plc (United Kingdom)	715,841

	Agricultural Products 1.7%
1,045,000	Chaoda Modern Agriculture Holdings Ltd. (China)	1,115,074
874,430	China Green Holdings Ltd. (China)	829,193

		1,944,267

	Air Freight & Logistics 2.9%
5,050,281	Aramex PJSC* (United Arab Emirates)	2,158,309
1,455,183	Goodpack Ltd. (Singapore)	1,168,662

		3,326,971

	Aluminum 1.3%
2,231,960	Midas Holdings Ltd. (Singapore)	1,452,481

	Apparel, Accessories & Luxury Goods 6.3%
748,836	Anta Sports Products Ltd. (China)	1,111,978
4,150	Bijou Brigitte AG (Germany)	699,142
700,000	China Dongxiang Group Co. (China)	541,011
15,110	Gerry Weber International AG (Germany)	487,023
20,000	LG Fashion Corp.* (Korea)	542,951
1,098,145	Lilang China Co. Ltd.* (Hong Kong)	763,407
12,704	Odd Molly International AB (Sweden)	256,139
488,503	Ports Design Ltd. (China)	1,512,415
134,865	Ted Baker plc (United Kingdom)	1,101,988
409,735	Xtep International Holdings Ltd. (China)	230,322

		7,246,376

	Application Software 3.0%
29,040	Computer Modelling Group Ltd. (Canada)	417,614
76,320	ICSA Ltd. (India)	296,809
3,321,000	Kingdee International Software Group Co. Ltd. (China)	739,549
8,935	Longtop Financial Technologies Ltd. ADR* (China)	330,774
175	MTI Ltd. (Japan)	330,814
7,000	SimCorp A/S (Denmark)	1,312,849

		3,428,409

	Asset Management & Custody Banks 0.5%
28,680	Tata Investment Corp. Ltd. (India)	293,902
50,314	Treasury Group Ltd. (Australia)	240,510

		534,412

	Auto Parts & Equipment 0.0%
2,500,000	Norstar Founders Group Ltd.* *** (Hong Kong)	58,845

	Biotechnology 1.5%
34,845	China Nuokang Bio-Pharmaceutical, Inc. ADR* (China)	273,533
4,448,940	Sino Biopharmaceutical Ltd. (China)	1,417,634

		1,691,167

	Commodity Chemicals 0.3%
43,810	Tokai Carbon Korea Co. Ltd.* (Korea)	336,667

	Communications Equipment 0.3%
387,000	Sepura Ltd. (United Kingdom)	288,764

	Construction & Engineering 2.9%
62,100	Aecon Group, Inc. (Canada)	890,663
70,512	Heerim Architects & Planners* (Korea)	664,529
174,300	Lycopodium Ltd. (Australia)	473,998
20,820	Outotec Oyj (Finland)	734,036
772,000	Rotary Engineering Ltd. (Singapore)	571,897

		3,335,123

	Construction & Farm Machinery & Heavy Trucks 0.9%
12,380	Faiveley S.A. (France)	985,390

	Construction Materials 0.1%
6,086	Ceramic Industries Ltd. (South Africa)	86,435

	Consumer Finance 1.1%
235,235	Banco Compartamos S.A. de C.V. (Mexico)	1,214,116

	Data Processing & Outsourced Services 3.3%
80	GMO Payment Gateway, Inc. (Japan)	104,222
946	SBI VeriTrans Co. Ltd. (Japan)	499,010
229,790	Wirecard AG (Germany)	3,177,330

		3,780,562

	Department Stores 0.4%
1,296,900	PCD Stores Ltd.* (China)	503,478

	Diversified Banks 1.4%
370,294	Allahabad Bank Ltd. (India)	996,277
69,865	Corporation Bank (India)	628,492

		1,624,769

	Diversified Metals & Mining 0.2%
1,521,540	Merafe Resource Ltd.* (South Africa)	287,394

	Diversified Support Services 0.2%
185	Prestige International, Inc. (Japan)	276,358

	Drug Retail 0.9%
53,055	Create SD Holdings Co. Ltd. (Japan)	1,012,664

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	Education Services 1.4%
98,040	China Education Alliance, Inc.*	$604,907
4,765	MegaStudy Co. Ltd.* (Korea)	979,525
1,040,150	Oriental Century Ltd.* *** (China)	7,404

		1,591,836

	Electrical Components & Equipment 4.3%
49,320	Harbin Electric, Inc.*	1,013,033
38,000	Voltamp Transformers Ltd. (India)	742,868
1,582,157	Wasion Group Holdings Ltd. (China)	1,642,452
777,000	Zhuzhou CSR Times Electric Co. Ltd., Series H (China)	1,585,555

		4,983,908

	Electronic Equipment & Instruments 0.2%
11,000	Smartrac N.V.* (Netherlands)	237,447

	Electronic Manufacturing Services 0.3%
346,000	Ju Teng International Holdings Ltd. (China)	345,038

	Environmental & Facilities Services 0.4%
22,400	Daiseki Co. Ltd. (Japan)	451,757

	Food Retail 1.8%
1,496,397	BreadTalk Group Ltd. (Singapore)	711,689
29,695	Daikokutenbussan Co. Ltd. (Japan)	817,749
78,450	QKL Stores, Inc.*	525,615

		2,055,053

	Footwear 1.7%
9,726,395	China Hongxing Sports Ltd. (China)	1,297,820
784,935	Daphne International Holdings Ltd. (China)	630,368

		1,928,188

	Health Care Equipment 2.7%
12,674	Audika S.A. (France)	402,667
39,671	DiaSorin S.p.A (Italy)	1,409,887
8,762	Infopia Co. Ltd.* (Korea)	106,316
1,546,660	LMA International N.V.* (Singapore)	206,878
13,280	Mindray Medical International Ltd. ADR (China)	450,458
2,900	Nakanishi, Inc. (Japan)	231,602
8,090	STRATEC Biomedical Systems AG (Germany)	306,814

		3,114,622

	Health Care Facilities 1.3%
61,740	CVS Group plc* (United Kingdom)	176,844
1,298,670	Raffles Medical Group Ltd. (Singapore)	1,335,831

		1,512,675

	Health Care Services 0.3%
28,400	Fleury S.A.* (Brazil)	299,986

	Health Care Supplies 1.2%
79,620	Abcam plc (United Kingdom)	1,222,401
62,000	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	206,629

		1,429,030

	Health Care Technology 1.1%
90	M3, Inc. (Japan)	272,221
253,230	RaySearch Laboratories AB* (Sweden)	1,046,142

		1,318,363

	Home Entertainment Software 0.7%
205	GameOn Co. Ltd. (Japan)	162,232
29,540	Hudson Soft Co. Ltd. (Japan)	156,286
11,055	Perfect World Co. Ltd., Class B* ADR (China)	436,009

		754,527

	Home Improvement Retail 0.5%
56,895	Cashbuild Ltd. (South Africa)	575,632

	Human Resource & Employment Services 0.1%
107	Benefit One, Inc. (Japan)	84,218

	Industrial Gases 0.2%
74,950	African Oxygen Ltd. (South Africa)	222,628

	Industrial Machinery 4.5%
23,385	AIA Engineering Ltd. (India)	187,086
5,955	Burckhardt Compression Holding AG (Switzerland)	1,057,117
3,076,395	China Automation Group Ltd. (China)	2,521,490
111,760	China Valves Technology, Inc.*	1,032,662
6,500	Taewoong Co. Ltd.* (Korea)	417,788

		5,216,143

	Internet Retail 2.2%
222,485	ASOS plc* (United Kingdom)	1,747,877
431	START TODAY Co. Ltd. (Japan)	788,673

		2,536,550

	Internet Software & Services 1.2%
20,200	Daum Communications Corp.* (Korea)	1,216,216
290,500	Vendtek Systems, Inc.* *** (Canada)	213,878

		1,430,094

	Investment Banking & Brokerage 0.2%
173	GCA Savvian Group Corp. (Japan)	183,847

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	IT Consulting & Other Services 2.6%
11,850	Alten* (France)	$329,427
89,575	China Information Security Technology, Inc.*	551,782
350,000	CSE Global Ltd. (Singapore)	214,675
565	Future Architect, Inc. (Japan)	224,484
43,085	MindTree Ltd. (India)	639,143
75,000	Rolta India Ltd. (India)	313,488
77,640	Yucheng Technologies Ltd.* (China)	662,269

		2,935,268

	Life Sciences Tools & Services 3.6%
2,514	CMIC Co. Ltd. (Japan)	489,354
427	EPS Co. Ltd. (Japan)	1,675,046
7,600	Eurofins Scientific (France)	414,036
18,965	ICON plc ADR* (Ireland)	412,109
58,611	LINICAL Co. Ltd. (Japan)	394,875
30,720	MorphoSys AG* (Germany)	748,330

		4,133,750

	Managed Health Care 0.8%
23,600	OdontoPrev S.A. (Brazil)	867,412

	Oil & Gas Drilling 0.5%
80,260	Phoenix Technology Income Fund** (Canada)	631,582

	Oil & Gas Equipment & Services 1.7%
1,750,750	Anton Oilfield Services Group (China)	187,903
141,425	Lamprell plc (United Arab Emirates)	419,323
78,710	Pason Systems, Inc. (Canada)	876,772
75,000	Total Energy Services, Inc. (Canada)	498,399

		1,982,397

	Oil & Gas Exploration & Production 3.9%
635,865	Afren plc* (United Kingdom)	870,501
129,170	Dragon Oil plc* (Ireland)	806,176
112,972	Gran Tierra Energy, Inc.*	647,329
42,000	Ithaca Energy, Inc.* (Canada)	59,033
97,125	JKX Oil and Gas plc (United Kingdom)	442,739
48,320	Premier Oil plc* (United Kingdom)	858,416
88,490	Zhaikmunai L.P. GDR* (Kazakhstan)	752,165

		4,436,359

	Other Diversified Financial Services 0.4%
56,900	CETIP S.A. (Brazil)	465,724

	Packaged Foods & Meats 1.7%
1,807,765	Agthia Group PJSC* (United Arab Emirates)	904,939
67,500	Zhongpin, Inc.*	1,053,675

		1,958,614

	Personal Products 1.1%
42,190	Atrium Innovations, Inc.* (Canada)	635,765
1,200,000	Beauty China Holdings Ltd.* *** (Singapore)	8,542
17,205	Proctor & Gamble Hygiene and Healthcare Ltd. (India)	642,944

		1,287,251

	Pharmaceuticals 2.3%
206,000	China Shineway Pharmaceutical Group Ltd. (China)	384,542
21,000	CKD Bio Corp.* (Korea)	298,704
8,560	Daewoong Pharmaceutical Co. Ltd. (Korea)	369,467
64,619	Dechra Pharmaceuticals plc (United Kingdom)	512,234
506,600	Genomma Lab Internacional S.A.* (Mexico)	1,114,892

		2,679,839

	Property & Casualty Insurance 0.8%
552,535	Beazley Group plc (United Kingdom)	889,375

	Regional Banks 0.6%
31,590	Canadian Western Bank (Canada)	662,700

	Research & Consulting Services 0.6%
180	Nihon M&A Center, Inc. (Japan)	667,585

	Restaurants 1.4%
803,950	Ajisen China Holdings Ltd. (China)	686,865
581,950	FU JI Food & Catering Services Holdings Ltd.* *** (China)	750
200,000	KFC Holdings (Malaysia) Berhad (Malaysia)	432,243
10,800	Saint Marc Holdings Co. Ltd. (Japan)	294,767
142	Toridoll.corporation (Japan)	242,936

		1,657,561

	Semiconductor Equipment 0.2%
27,915	Solmics Co., Ltd.* (Korea)	175,139

	Semiconductors 1.6%
20,790	Hana Micron, Inc.* (Korea)	114,116
75,145	Melexis N.V.* (Belgium)	731,751
128,497	O2Micro International Ltd. ADR* (China)	672,039
144	THine Electronics, Inc. (Japan)	284,787

		1,802,693

	Specialized Consumer Services 0.1%
185	NOVARESE, Inc. (Japan)	116,190

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	Specialized Finance 3.0%
668,600	Bolsa Mexicana de Valores S.A., Series A* (Mexico)	$785,025
62,880	IMAREX ASA* (Norway)	619,116
57,200	JSE Ltd. (South Africa)	466,271
266	Osaka Securities Exchange Co. Ltd. (Japan)	1,267,892
32,625	Oslo Bors VPS Holding ASA (Norway)	338,095

		3,476,399

	Specialty Chemicals 0.8%
9,575	C. Uyemura & Co. Ltd. (Japan)	370,705
1,624,260	EcoGreen Fine Chemical Group Ltd. (Hong Kong)	397,752
6,240	TechnoSemiChem Co. Ltd.* (Korea)	116,410

		884,867

	Specialty Stores 1.1%
14,500	Dufry South America Ltd. (Brazil)	299,828
74,240	easyhome Ltd. (Canada)	603,375
1,000,000	Water Oasis Group Ltd. (Hong Kong)	376,931

		1,280,134

	Steel 0.3%
94,285	Ferrexpo plc (United Kingdom)	300,346

	Systems Software 2.1%
595,172	GuestLogix, Inc.* (Canada)	517,862
4,074	Simplex Technology, Inc. (Japan)	1,877,059

		2,394,921

	Technology Distributors 0.4%
3,359,040	Inspur International Ltd. (China)	477,531

	Thrifts & Mortgage Finance 2.2%
210,220	Dewan Housing Finance Corp. Ltd. (India)	844,469
43,130	Home Capital Group, Inc. (Canada)	1,725,860

		2,570,329

	Trading Companies & Distributors 0.6%
16,235	Richelieu Hardware Ltd. (Canada)	349,274
2,519	Thermador Groupe (France)	346,478

		695,752

	Total Common Stocks (cost $80,172,353)	104,826,290

	PREFERRED STOCKS 1.1%

	Diversified Banks 0.2%
48,300	Parana Banco S.A. Pfd. (Brazil)	283,807

	Regional Banks 0.9%
177,410	Banco Daycoval S.A. Pfd. (Brazil)	996,594

	Total Preferred Stocks (cost $766,565)	1,280,401

	EXCHANGE TRADED FUNDS 1.0%

	Asset Management & Custody Banks 1.0%
27,595	iShares MSCI Emerging Markets Index Fund (China)	1,145,193

	Total Exchange Traded Funds (cost $599,363)	1,145,193

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.2%

	Repurchase Agreement 6.2%
$7,082,000	Repurchase Agreement dated 12/31/09, 0.01% due 1/4/10 with Fixed Income Clearing Corporation collateralized by $7,280,000 of United States Treasury Notes 3.25% due 12/31/16; value: $7,225,400; repurchase proceeds: $7,082,004+++ (cost $7,082,000)	$7,082,000

	Total Short-Term Investments (cost $7,082,000)	7,082,000

	Total Investments (cost $88,620,281) 99.7%^^	114,333,884
	Other Assets less Liabilities 0.3%	341,152

	NET ASSETS 100.0%	$114,675,036

Contracts		Net Unrealized Appreciation
	FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
319,032,000 JPY	USD, settlement date 3/29/10, (cost $3,500,000 value $3,426,967)	$73,033

318,752,000 JPY	USD, settlement date 6/28/10, (cost $3,500,000 value $3,427,024)	72,976

	Total Forward Foreign Currency Exchange Contracts (cost $7,000,000 value $6,853,991)	146,009

	*Non-income producing.

	**Common units.

	***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

	+++All or a portion of this security has been designated as collateral for forward foreign currency contracts (see Note 2).

	^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 69.91%.

	ADR American Depositary Receipt.

	GDR Global Depositary Receipt.

	See Notes to Schedules of Investments.

At December 31, 2009, Wasatch International Opportunities Fund’s investments, excluding short-term investments and forward foreign currency exchange contracts, were in the following countries:

COUNTRY	%
Australia	0.7
Belgium	0.7
Brazil	3.0
Canada	7.5
China	20.5
Denmark	1.2
Finland	0.7
France	2.8
Germany	5.1
Hong Kong	1.5
India	5.2
Ireland	1.1
Italy	1.3
Japan	12.8
Kazakhstan	0.7
Korea	5.0
Malaysia	0.4
Mexico	2.9
Netherlands	0.2
Norway	0.9
Singapore	5.3
South Africa	1.5
Sweden	1.2
Switzerland	1.0
United Arab Emirates	3.2
United Kingdom	8.5
United States	5.1

Total	100.0%

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments

December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 95.8%

	Air Freight & Logistics 1.0%
3,501,725	Goodpack Ltd. (Singapore)	$2,812,248

	Apparel Retail 1.1%
241,958	Zumiez, Inc.*	3,077,706

	Apparel, Accessories & Luxury Goods 3.1%
1,773,285	Ports Design Ltd. (China)	5,490,126
188,192	Volcom, Inc.*	3,150,334

		8,640,460

	Application Software 3.7%
245,958	Interactive Intelligence, Inc.*	4,535,465
217,970	Tyler Technologies, Inc.*	4,339,783
47,030	Ultimate Software Group, Inc.*	1,381,271

		10,256,519

	Asset Management & Custody Banks 4.4%
63,587	Diamond Hill Investment Group, Inc.	4,084,193
794,580	Treasury Group Ltd. (Australia)	3,798,236
122,961	Westwood Holdings Group, Inc.	4,468,403

		12,350,832

	Automotive Retail 1.2%
97,725	Monro Muffler Brake, Inc.	3,267,924

	Biotechnology 0.2%
64,330	Orexigen Therapeutics, Inc.*	478,615

	Computer Storage & Peripherals 0.8%
206,525	Intevac, Inc.*	2,368,842

	Construction & Engineering 0.8%
100,360	Orion Marine Group, Inc.*	2,113,582

	Consumer Finance 4.5%
318,341	Dollar Financial Corp.*	7,531,948
542,750	United PanAm Financial Corp.*	1,731,372
90,520	World Acceptance Corp.*	3,243,332

		12,506,652

	Diversified Support Services 1.1%
195,895	STR Holdings, Inc.*	3,077,510

	Education Services 1.0%
37,315	Capella Education Co.*	2,809,819

	Electronic Manufacturing Services 0.7%
119,445	IPG Photonics Corp.*	1,999,509

	Environmental & Facilities Services 1.7%
131,530	American Ecology Corp.	2,241,271
140,205	Team, Inc.*	2,637,256

		4,878,527

	Food Retail 0.5%
202,870	QKL Stores, Inc.*	1,359,229

	Footwear 0.7%
15,469,025	China Hongxing Sports Ltd. (China)	2,064,075

	Health Care Distributors 1.2%
91,961	MWI Veterinary Supply, Inc.*	3,466,930

	Health Care Equipment 5.5%
141,400	Abaxis, Inc.*	3,612,770
277,498	AtriCure, Inc.*	1,676,088
476,001	Cardica, Inc.*	552,161
645,000	Cardica, Inc. PIPE* +	748,200
273,165	Cardiovascular Systems, Inc.*	1,253,827
23,597,360	LMA International N.V.* (Singapore)	3,156,337
70,270	NuVasive, Inc.*	2,247,235
129,130	Somanetics Corp.*	2,266,231

		15,512,849

	Health Care Facilities 2.2%
155,086	AmSurg Corp.*	3,414,994
722,700	NovaMed, Inc.*	2,804,076

		6,219,070

	Health Care Services 7.3%
319,980	American Caresource Holding, Inc.*	767,952
113,601	Bio-Reference Laboratories, Inc.*	4,452,023
555,285	Clarient, Inc.*	1,471,505
163,182	CorVel Corp.*	5,473,124
195,590	Healthways, Inc.*	3,587,121
41,950	IPC The Hospitalist Co. Inc.*	1,394,837
102,755	LHC Group, Inc.*	3,453,596

		20,600,158

	Health Care Supplies 2.6%
372,922	Abcam plc (United Kingdom)	5,725,450
63,744	Neogen Corp.*	1,504,996

		7,230,446

	Health Care Technology 1.3%
38,605	Computer Programs & Systems, Inc.	1,777,760
471,045	RaySearch Laboratories AB* (Sweden)	1,945,979

		3,723,739

	Internet Software & Services 2.0%
120,790	Constant Contact, Inc.*	1,932,640
188,690	DealerTrack Holdings, Inc.*	3,545,485

		5,478,125

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	IT Consulting & Other Services 1.5%
151,655	NCI, Inc., Class A*	$4,193,261

	Life Sciences Tools & Services 3.0%
534	EPS Co. Ltd. (Japan)	2,094,788
197,444	ICON plc ADR* (Ireland)	4,290,458
256,141	MEDTOX Scientific, Inc.*	1,985,093

		8,370,339

	Marine Ports & Services 1.0%
325,422	CAI International, Inc.*	2,938,561

	Mortgage REITs 1.8%
343,540	MFA Financial, Inc.	2,525,019
168,247	Redwood Trust, Inc.	2,432,852

		4,957,871

	Oil & Gas Equipment & Services 1.0%
252,800	Pason Systems, Inc. (Canada)	2,816,006

	Oil & Gas Exploration & Production 1.4%
170,785	GMX Resources, Inc.*	2,346,586
1,030,430	Ithaca Energy, Inc.* + (Canada)	1,448,327
26,150	Ithaca Energy, Inc.* (Canada)	36,755

		3,831,668

	Pharmaceuticals 0.3%
326,809	Alexza Pharmaceuticals, Inc. PIPE* +	784,342

	Property & Casualty Insurance 1.0%
246,765	Seabright Insurance Holdings, Inc.*	2,835,330

	Regional Banks 2.4%
133,114	Commonwealth Bankshares, Inc.	226,294
250,510	Nara Bancorp, Inc.*	2,840,783
215,295	Pacific Continental Corp.	2,462,975
84,940	Washington Trust Bancorp PIPE +	1,323,365

		6,853,417

	Research & Consulting Services 4.8%
114,006	CRA International, Inc.*	3,038,260
350,535	Resources Connection, Inc.*	7,438,353
108,025	Stantec, Inc.* (Canada)	3,107,879

		13,584,492

	Restaurants 1.5%
122,865	Peet’s Coffee & Tea, Inc.*	4,095,090

	Semiconductor Equipment 0.5%
59,960	Tessera Technologies, Inc.*	1,395,269

	Semiconductors 11.2%
265,807	Melexis N.V.* (Belgium)	2,588,390
611,815	Micrel, Inc.	5,016,883
39,741	Netlogic Microsystems, Inc.*	1,838,419
1,305,427	O2Micro International Ltd. ADR* (China)	6,827,383
478,618	Pericom Semiconductor Corp.*	5,518,466
197,428	Power Integrations, Inc.	7,178,482
87,470	Supertex, Inc.*	2,606,606

		31,574,629

	Specialized Finance 1.3%
154,000	Goldwater Bank, N.A.* *** +	1,156,540
545	Osaka Securities Exchange Co. Ltd. (Japan)	2,597,748

		3,754,288

	Specialty Chemicals 0.7%
461,662	Neo Material Technologies, Inc.* (Canada)	2,012,888

	Specialty Stores 4.8%
377,420	Big 5 Sporting Goods Corp.	6,484,076
197,015	easyhome Ltd. (Canada)	1,601,212
247,377	Hibbett Sports, Inc.*	5,439,820

		13,525,108

	Systems Software 2.7%
107,790	ArcSight, Inc.*	2,757,268
395,405	Opnet Technologies, Inc.	4,819,987

		7,577,255

	Thrifts & Mortgage Finance 2.3%
578,300	Dewan Housing Finance Corp. Ltd. (India)	2,323,073
167,403	Encore Bancshares, Inc.*	1,330,854
70,140	Home Capital Group, Inc. (Canada)	2,806,673

		6,460,600

	Trading Companies & Distributors 0.8%
220,363	Rush Enterprises, Inc., Class B*	2,313,812

	Trucking 3.2%
114,765	Marten Transport, Ltd.*	2,060,032
103,970	Old Dominion Freight Line, Inc.*	3,191,879
350,353	Vitran Corp., Inc.*	3,808,337

		9,060,248

	Total Common Stocks (cost $259,753,042)	269,227,840

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	PREFERRED STOCKS 1.3%

	Regional Banks 1.3%
638,700	Banco Daycoval S.A. Pfd. (Brazil)	$3,587,872

	Total Preferred Stocks (cost $2,446,922)	3,587,872

	WARRANTS 0.0%

	Health Care Equipment 0.0%
121,124	Cardica, Inc., expiring 6/7/12* *** +	—
322,500	Cardica, Inc., expiring 9/29/14* *** +	40,313

		40,313

	Pharmaceuticals 0.0%
294,128	Alexza Pharmaceuticals, Inc., expiring 10/5/16* *** +	36,766

	Total Warrants (cost $96,459)	77,079

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.2%

	Repurchase Agreement 3.2%
$8,895,000	Repurchase Agreement dated 12/31/09, 0.01% due 1/4/10 with Fixed Income Clearing Corporation collateralized by $9,145,000 of United States Treasury Notes 3.25% due 12/31/16; value: $9,076,413; repurchase proceeds: $8,895,005 (cost $8,895,000)	$8,895,000

	Total Short-Term Investments (cost $8,895,000)	8,895,000

	Total Investments (cost $271,191,423) 100.3%^^	281,787,791
	Liabilities less Other Assets (0.3)%	(867,602)

	NET ASSETS 100.0%	$280,920,189

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 12.32%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2009, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.4
Belgium	0.8
Brazil	1.3
Canada	5.1
China	5.3
India	0.9
Ireland	1.6
Japan	1.7
Singapore	2.2
Sweden	0.7
United Kingdom	2.1
United States	76.9

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments

December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 84.1%

	Air Freight & Logistics 1.2%
90,000	Transat A.T., Inc.* (Canada)	$1,815,748

	Apparel, Accessories & Luxury Goods 1.4%
52,000	LG Fashion Corp.* (Korea)	1,411,672
84,703	Ted Baker plc (United Kingdom)	692,111

		2,103,783

	Application Software 4.0%
30,000	Ebix, Inc.*	1,464,900
350,000	ICSA Ltd. (India)	1,361,154
70,000	JDA Software Group, Inc.*	1,782,900
7,000	SimCorp A/S (Denmark)	1,312,849

		5,921,803

	Asset Management & Custody Banks 1.8%
135,000	Fifth Street Finance Corp.	1,449,900
250,000	Treasury Group Ltd. (Australia)	1,195,045

		2,644,945

	Auto Parts & Equipment 0.6%
110,000	Martinrea International, Inc.* (Canada)	888,751

	Biotechnology 3.0%
600,000	Dyadic International, Inc.*	1,416,000
391,263	Luna Innovations, Inc.*	841,215
85,000	NeurogesX, Inc. PIPE* +	655,350
4,800,000	Sino Biopharmaceutical Ltd. (China)	1,529,498

		4,442,063

	Computer Storage & Peripherals 0.9%
121,000	Intevac, Inc.*	1,387,870

	Construction & Engineering 1.0%
34,000	Michael Baker Corp.*	1,407,600

	Construction & Farm Machinery & Heavy Trucks 0.9%
110,000	Titan Machinery, Inc.*	1,269,400

	Construction Materials 1.1%
250,000	Headwaters, Inc.*	1,630,000

	Consumer Finance 1.9%
67,000	First Cash Financial Services, Inc.*	1,486,730
35,000	World Acceptance Corp.*	1,254,050

		2,740,780

	Data Processing & Outsourced Services 1.8%
250,000	Online Resources Corp.*	1,315,000
100,000	Wirecard AG (Germany)	1,382,710

		2,697,710

	Department Stores 0.9%
20,000,000	PT Ramayana Lestari Sentosa Tbk (Indonesia)	1,297,465

	Distributors 0.9%
34,000	Delticom AG (Germany)	1,344,079

	Diversified Banks 0.5%
55,556	Idaho Trust Bancorp* *** +	256,669
40,000	Northwest Bancshares, Inc.	452,800

		709,469

	Diversified Metals & Mining 1.2%
100,000	Globe Specialty Metals, Inc.*	940,000
90,000	Globe Specialty Metals, Inc.* ***	812,160

		1,752,160

	Diversified Support Services 0.9%
62,000	Healthcare Services Group, Inc.	1,330,520

	Education Services 2.1%
87,000	AcadeMedia AB* (Sweden)	1,567,394
250,000	China Education Alliance, Inc.*	1,542,500

		3,109,894

	Electrical Components & Equipment 1.6%
220,000	Orion Energy Systems, Inc.*	965,800
1,300,000	Wasion Group Holdings Ltd. (China)	1,349,543

		2,315,343

	Electronic Manufacturing Services 1.2%
155,000	Sanmina-SCI Corp.*	1,709,650

	Environmental & Facilities Services 0.7%
105,000	Heritage-Crystal Clean, Inc.*	1,098,300

	Food Retail 0.8%
178,000	QKL Stores, Inc.*	1,192,600

	Footwear 0.7%
8,050,000	China Hongxing Sports Ltd. (China)	1,074,134

	Gas Utilities 1.0%
350,000	Indraprastha Gas Ltd.* (India)	1,495,892

	General Merchandise Stores 0.4%
34,399	Duckwall-ALCO Stores, Inc.*	529,057

	Health Care Distributors 1.2%
300,000	Animal Health International, Inc.*	720,000
29,000	MWI Veterinary Supply, Inc.*	1,093,300

		1,813,300

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	Health Care Equipment 3.3%
156,000	AtriCure, Inc.*	$942,240
221,000	Cardica, Inc. PIPE* +	256,360
146,000	Cardiovascular Systems, Inc.*	670,140
40,000	Invacare Corp.	997,600
350,000	Solta Medical, Inc.*	710,500
50,000	Zoll Medical Corp.*	1,336,000

		4,912,840

	Health Care Services 3.9%
30,000	Bio-Reference Laboratories, Inc.*	1,175,700
240,000	Health Grades, Inc.*	1,029,600
64,000	Healthways, Inc.*	1,173,760
70,000	LHC Group, Inc.*	2,352,700

		5,731,760

	Health Care Technology 0.6%
600,000	iCAD, Inc.*	912,000

	Home Improvement Retail 1.0%
9,000,000	Ace Hardware Indonesia (Indonesia)	1,447,704

	Human Resource & Employment Services 0.2%
25,800	Barrett Business Services, Inc.	317,082

	Industrial Machinery 3.0%
6,000	Burckhardt Compression Holding AG (Switzerland)	1,065,105
145,000	China Valves Technology, Inc.*	1,339,800
95,000	Gencor Industries, Inc.*	712,500
85,000	Hurco Cos. Inc.*	1,258,000

		4,375,405

	Integrated Telecommunication Services 0.6%
60,000	Cbeyond, Inc.*	945,000

	Internet Software & Services 1.9%
137,000	InfoSpace, Inc.*	1,174,090
220,000	United Online, Inc.	1,581,800

		2,755,890

	Investment Banking & Brokerage 0.9%
300,000	GFI Group, Inc.	1,371,000

	IT Consulting & Other Services 2.8%
200,000	China Information Security Technology, Inc.*	1,232,000
400,000	Matrikon, Inc. (Canada)	1,086,198
45,000	Telvent GIT S.A. (Spain)	1,754,100

		4,072,298

	Life & Health Insurance 0.7%
35,000	Kansas City Life Insurance Co.	1,041,250

	Life Sciences Tools & Services 0.1%
25,526	LINICAL Co. Ltd. (Japan)	171,974

	Marine 0.6%
209,000	Euroseas Ltd. (Greece)	817,190

	Oil & Gas Equipment & Services 2.0%
700,000	Boots & Coots, Inc.*	1,155,000
165,000	TETRA Technologies, Inc.*	1,828,200

		2,983,200

	Oil & Gas Exploration & Production 2.0%
115,000	GMX Resources, Inc.*	1,580,100
230,000	Gran Tierra Energy, Inc.*	1,317,900

		2,898,000

	Packaged Foods & Meats 1.0%
98,000	Zhongpin, Inc.*	1,529,780

	Paper Products 0.7%
400,000	Verso Paper Corp.*	1,044,000

	Personal Products 1.8%
93,000	Atrium Innovations, Inc.* (Canada)	1,401,425
165,000	Prestige Brands Holdings, Inc.*	1,296,900

		2,698,325

	Pharmaceuticals 0.9%
30,000	Daewoong Pharmaceutical Co. Ltd. (Korea)	1,294,860

	Property & Casualty Insurance 0.9%
111,000	Seabright Insurance Holdings, Inc.*	1,275,390

	Regional Banks 2.8%
2,375,000	City Union Bank Ltd. (India)	1,301,559
220,653	First Bank of Delaware*	275,816
43,000	First of Long Island Corp. (The)	1,085,750
125,000	Nara Bancorp, Inc.*	1,417,500

		4,080,625

	Research & Consulting Services 1.7%
57,000	CRA International, Inc.*	1,519,050
46,000	Resources Connection, Inc.*	976,120

		2,495,170

	Residential REITs 0.8%
240,000	Education Realty Trust, Inc.	1,161,600

	Restaurants 1.2%
1,300,000	Ajisen China Holdings Ltd. (China)	1,110,672
138,028	Brazil Fast Food Corp.*	676,337

		1,787,009

	Semiconductors 2.4%
450,000	Microtune, Inc.*	1,017,000
330,000	PLX Technology, Inc.*	1,065,900
70,000	Standard Microsystems Corp.*	1,454,600

		3,537,500

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	Specialized Finance 1.8%
1,100,000	Bolsa Mexicana de Valores S.A., Series A* (Mexico)	$1,291,546
41,900	Goldwater Bank, N.A.* *** +	314,669
104,000	IMAREX ASA* (Norway)	1,023,983

		2,630,198

	Specialty Chemicals 0.6%
200,000	Neo Material Technologies, Inc.* (Canada)	872,018

	Specialty Stores 1.5%
62,000	Big 5 Sporting Goods Corp.	1,065,160
135,220	easyhome Ltd. (Canada)	1,098,982

		2,164,142

	Steel 1.0%
47,000	Haynes International, Inc.	1,549,590

	Systems Software 2.7%
1,481,900	GuestLogix, Inc.* (Canada)	1,289,410
140,000	Opnet Technologies, Inc.	1,706,600
2,300	Simplex Technology, Inc. (Japan)	1,059,704

		4,055,714

	Thrifts & Mortgage Finance 0.9%
323,000	Dewan Housing Finance Corp. Ltd. (India)	1,297,514

	Trading Companies & Distributors 1.3%
98,245	Essex Rental Corp.*	609,119
71,000	Interline Brands, Inc.*	1,226,170
439	Thermador Groupe (France)	60,383

		1,895,672

	Trucking 1.9%
161,000	Celadon Group, Inc.*	1,746,850
104,000	Vitran Corp., Inc.*	1,130,480

		2,877,330

	Water Utilities 0.9%
2,600,000	Epure International (Singapore)	1,345,088

	Total Common Stocks (cost $100,090,893)	124,066,434

	WARRANTS 0.0%

	Biotechnology 0.0%
30,399	NeurogesX, Inc., expiring 12/28/12* *** +	—

	Health Care Equipment 0.0%
58,140	Cardica, Inc., expiring 6/7/12* *** +	—
110,500	Cardica, Inc., expiring 9/29/14* *** +	13,812

		13,812

	Total Warrants (cost $26,915)	13,812

Principal Amount		Value
	SHORT-TERM INVESTMENTS 16.9%

	Repurchase Agreement 16.9%
$24,935,000	Repurchase Agreement dated 12/31/09, 0.01% due 1/4/10 with Fixed Income Clearing Corporation collateralized by $25,470,000 of United States Treasury Notes 2.625% due 12/31/14; value: $25,438,163; repurchase proceeds: $24,935,014+++ (cost $24,935,000)	$24,935,000

	Total Short-Term Investments (cost $24,935,000)	24,935,000

	Total Investments (cost $125,052,808) 101.0%^^	149,015,246
	Liabilities less Other Assets (1.0)%	(1,457,740)

	NET ASSETS 100.0%	$147,557,506

Contracts		Net Unrealized Appreciation/ (Depreciation)
	FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS SHORT 0.0%
7,600,000 CAD	USD, settlement date 3/10/10, (cost $7,166,093 value $7,266,734)	$(100,641)

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Contracts		Net Unrealized Appreciation/ (Depreciation)
1,700,000 EUR	USD, settlement date 3/11/10, (cost $2,501,091 value $2,436,788)	$64,303

25,170,000,000 IDR	USD, settlement date 3/15/10, (cost $2,637,535 value $2,641,241)	(3,706)

233,000,000 INR	USD, settlement date 3/15/10, (cost $4,976,506 value $4,980,547)	(4,041)

2,973,000,000 KRW	USD, settlement date 3/15/10, (cost $2,547,994 value $2,547,147)	847

10,800,000 SEK	USD, settlement date 3/17/10, (cost $1,500,636 value $1,510,086)	(9,450)

	Total Forward Foreign Currency Exchange Contracts (cost $21,329,855 value $21,382,543)	(52,688)

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

+++All or a portion of this security has been designated as collateral for forward foreign currency contracts (see Note 2).

^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 19.11%.

PIPE Private Investment in a Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2009, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments and forward foreign currency exchange contracts, were in the following countries:

COUNTRY	%
Australia	1.0
Canada	6.8
China	4.1
Denmark	1.1
France	< 0.1
Germany	2.2
Greece	0.7
India	4.4
Indonesia	2.2
Japan	1.0
Korea	2.2
Mexico	1.0
Norway	0.8
Singapore	1.1
Spain	1.4
Sweden	1.3
Switzerland	0.9
United Kingdom	0.5
United States	67.3

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments

December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 92.5%

	Aerospace & Defense 1.7%
194,850	HEICO Corp.	$8,637,701
194,451	HEICO Corp., Class A	6,992,458

		15,630,159

	Air Freight & Logistics 1.2%
24,866,692	Aramex PJSC* (United Arab Emirates)	10,627,132

	Alternative Carriers 0.9%
366,034	Neutral Tandem, Inc.*	8,327,274

	Aluminum 0.8%
11,305,282	Midas Holdings Ltd. (Singapore)	7,357,080

	Apparel Retail 1.1%
761,099	Zumiez, Inc.*	9,681,179

	Apparel, Accessories & Luxury Goods 2.4%
5,073,340	Ports Design Ltd. (China)	15,707,162
384,108	Volcom, Inc.*	6,429,968

		22,137,130

	Application Software 2.7%
62,615	Concur Technologies, Inc.*	2,676,791
76,162	FactSet Research Systems, Inc.	5,016,791
585,420	Ultimate Software Group, Inc.*	17,193,786

		24,887,368

	Asset Management & Custody Banks 1.4%
421,085	Waddell & Reed Financial, Inc., Class A	12,859,936

	Automotive Retail 1.5%
349,275	O’Reilly Automotive, Inc.* +++	13,314,363

	Biotechnology 2.7%
541,521	Myriad Genetics, Inc.*	14,133,698
4,474	Myriad Pharmaceuticals, Inc.*	22,504
225,795	Orexigen Therapeutics, Inc.*	1,679,915
146,199	Orexigen Therapeutics, Inc., Series C Pfd. PIPE* +	1,087,720
259,725	Sangamo BioSciences, Inc.*	1,537,572
469,510	Seattle Genetics, Inc.*	4,770,222
205,700	ZymoGenetics, Inc.*	1,314,423

		24,546,054

	Communications Equipment 3.0%
256,665	F5 Networks, Inc.*	13,598,112
601,120	Riverbed Technology, Inc.*	13,807,726

		27,405,838

	Computer & Electronics Retail 0.6%
250,578	hhgregg, Inc.*	5,520,233

	Construction & Farm Machinery & Heavy Trucks 2.0%
331,826	Bucyrus International, Inc., Class A	18,705,032

	Data Processing & Outsourced Services 3.0%
483,365	NeuStar, Inc., Class A*	11,136,729
1,184,760	Wirecard AG (Germany)	16,381,798

		27,518,527

	Distributors 0.9%
425,555	LKQ Corp.*	8,336,622

	Diversified Banks 2.3%
163,626	HDFC Bank Ltd. ADR (India)	21,284,470

	Diversified Support Services 2.2%
543,576	Copart, Inc.*	19,911,189

	Education Services 1.3%
157,851	Capella Education Co.*	11,886,180

	Environmental & Facilities Services 1.6%
528,645	Tetra Tech, Inc.*	14,363,285

	Footwear 0.2%
13,981,435	China Hongxing Sports Ltd. (China)	1,865,581

	Health Care Distributors 1.2%
295,456	MWI Veterinary Supply, Inc.*	11,138,691

	Health Care Equipment 1.8%
479,552	Abaxis, Inc.*	12,252,554
466,111	DexCom, Inc.*	3,766,177
1,620,220	Zonare Medical Systems, Inc.* *** +	178,224

		16,196,955

	Health Care Services 2.2%
287,910	Bio-Reference Laboratories, Inc.*	11,283,193
139,085	MEDNAX, Inc.*	8,360,399
362,782	TargetRX, Inc.* *** +	3,628

		19,647,220

	Health Care Technology 2.0%
161,960	athenahealth, Inc.*	7,327,070
234,755	Computer Programs & Systems, Inc.	10,810,468

		18,137,538

	Human Resource & Employment Services 1.0%
1,542,658	Michael Page International plc (United Kingdom)	9,392,306

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	Integrated Telecommunication Services 0.7%
405,190	Cbeyond, Inc.*	$6,381,743

	Internet Retail 0.8%
416,006	Shutterfly, Inc.*	7,409,067

	Internet Software & Services 2.7%
458,170	DealerTrack Holdings, Inc.*	8,609,014
943,390	LoopNet, Inc.*	9,377,297
115,350	VistaPrint N.V.*	6,535,731

		24,522,042

	Investment Banking & Brokerage 1.0%
602,795	optionsXpress Holdings, Inc.	9,313,183

	IT Consulting & Other Services 2.8%
558,518	Cognizant Technology Solutions Corp., Class A*	25,300,865

	Leisure Facilities 1.4%
518,740	Life Time Fitness, Inc.*	12,932,188

	Life Sciences Tools & Services 2.4%
597,050	ICON plc ADR* (Ireland)	12,973,896
128,119	Techne Corp.	8,783,839

		21,757,735

	Mortgage REITs 1.1%
665,608	Redwood Trust, Inc.	9,624,692

	Oil & Gas Equipment & Services 4.7%
463,190	Dril-Quip, Inc.*	26,160,971
790,890	Pason Systems, Inc. (Canada)	8,809,933
455,035	TGS-NOPEC Geophysical Co. ASA* (Norway)	8,218,821

		43,189,725

	Oil & Gas Exploration & Production 0.6%
413,670	GMX Resources, Inc.*	5,683,826

	Other Diversified Financial Services 0.3%
2,661,038	Count Financial Ltd. (Australia)	3,120,712

	Packaged Foods & Meats 0.9%
284,209	Glaxo SmithKline Consumer Healthcare Ltd. (India)
		7,933,411

	Pharmaceuticals 0.9%
656,923	Alexza Pharmaceuticals, Inc.*	1,576,615
409,401	Alexza Pharmaceuticals, Inc. PIPE* +	982,562
680,112	Dechra Pharmaceuticals plc (United Kingdom)	5,391,243

		7,950,420

	Research & Consulting Services 5.8%
364,396	CRA International, Inc.*	9,711,154
1,399	Exponent, Inc.*	38,948
1,153,294	Resources Connection, Inc.* +++	24,472,899
645,594	Stantec, Inc.* (Canada)	18,573,739

		52,796,740

	Restaurants 2.2%
606,676	Peet’s Coffee & Tea, Inc.*	20,220,511

	Semiconductors 7.5%
356,550	Hittite Microwave Corp.*	14,529,412
189,729	Netlogic Microsystems, Inc.*	8,776,864
1,509,480	O2Micro International Ltd. ADR* (China)	7,894,580
688,621	Power Integrations, Inc.	25,038,260
258,135	Silicon Laboratories, Inc.*	12,478,246

		68,717,362

	Specialized Finance 2.7%
789,810	MSCI, Inc., Class A*	25,115,958

	Specialty Stores 3.2%
1,331,896	Hibbett Sports, Inc.*	29,288,393

	Systems Software 3.2%
451,570	ArcSight, Inc.*	11,551,161
730,937	NetSuite, Inc.*	11,680,373
217,160	Sourcefire, Inc.*	5,809,030

		29,040,564

	Trading Companies & Distributors 2.8%
534,700	MSC Industrial Direct Co., Inc., Class A	25,130,900

	Trucking 3.1%
115,170	J.B. Hunt Transport Services, Inc.	3,716,536
1,283,192	Knight Transportation, Inc.+++	24,752,774

		28,469,310

	Total Common Stocks (cost $644,178,139)	844,576,689

	PREFERRED STOCKS 0.4%

	Biotechnology 0.1%
677,966	Nanosys, Inc., Series D Pfd.* *** +	949,152

	Internet Software & Services 0.0%
404,517	Incipient, Inc., Series D Pfd.* *** +	—

	Life Sciences Tools & Services 0.3%
186,947	Fluidigm Corp., Series E Pfd.* *** +	2,617,258

	Total Preferred Stocks (cost $6,478,036)	3,566,410

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	LIMITED PARTNERSHIP INTEREST 0.5%

	Other 0.5%
	Montagu Newhall Global Partners II-B, L.P.*** +	$3,696,232
	Montagu Newhall Global Partners III-B, L.P.* *** +	890,217

		4,586,449

	Total Limited Partnership Interest (cost $5,118,853)	4,586,449

	WARRANTS 0.0%

	Health Care Equipment 0.0%
243,033	Zonare Medical Systems, Inc., expiring 6/30/11* *** +	—

	Life Sciences Tools & Services 0.0%
4,049	Fluidigm Corp., expiring 8/18/19 * *** +	11

	Pharmaceuticals 0.0%
368,461	Alexza Pharmaceuticals, Inc., expiring 10/5/16* *** +	46,058

	Total Warrants (cost $46,069)	46,069

	RIGHTS 0.0%

	Life Sciences Tools & Services 0.0%
208,525	Valera Pharmaceuticals, Inc. Ureteral Stent CSR* *** +	—

	Pharmaceuticals 0.0%
208,525	Valera Pharmaceuticals, Inc. VP003 (Octreotide Implant) CSR* *** +	210,611

	Total Rights (cost $406,536)	210,611

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.5%

	Repurchase Agreement 6.5%
$59,919,000	Repurchase Agreement dated 12/31/09, 0.01% due 1/4/10 with Fixed Income Clearing Corporation collateralized by $61,580,000 of United States Treasury Notes 3.25% due 12/31/16; value: $61,118,150; repurchase proceeds: $59,919,033+++ (cost $59,919,000)	$59,919,000

	Total Short-Term Investments (cost $59,919,000)	59,919,000

	Total Investments (cost $716,146,633) 99.9%^^	912,905,228
	Other Assets less Liabilities 0.1%	647,295

	NET ASSETS 100.0%	$913,552,523

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

	+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

	+++All or a portion of this security has been designated as collateral for future commitments (see Note 6).

	^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 9.41%.

	ADR American Depositary Receipt.

	PIPE Private Investment in a Public Equity.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

At December 31, 2009, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	0.4
Canada	3.2
China	3.0
Germany	1.9
India	3.4
Ireland	1.5
Norway	1.0
Singapore	0.9
United Arab Emirates	1.2
United Kingdom	1.7
United States	81.8

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments

December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 96.0%

	Aerospace & Defense 2.0%
124,070	HEICO Corp., Class A	$4,461,557

	Air Freight & Logistics 1.3%
3,702,506	Goodpack Ltd. (Singapore)	2,973,496

	Apparel Retail 1.2%
210,345	Zumiez, Inc.*	2,675,588

	Apparel, Accessories & Luxury Goods 1.3%
166,795	Volcom, Inc.*	2,792,148

	Application Software 0.9%
42,842	Ebix, Inc.*	2,091,975

	Asset Management & Custody Banks 4.1%
324,591	Fifth Street Finance Corp.	3,486,107
109,625	SEI Investments Co.	1,920,630
471,940	Solar Capital, LLC** *** +	3,652,816

		9,059,553

	Automotive Retail 2.3%
107,680	Monro Muffler Brake, Inc.	3,600,819
37,590	O’Reilly Automotive, Inc.*	1,432,931

		5,033,750

	Communications Equipment 1.6%
141,395	Polycom, Inc.*	3,530,633

	Construction & Engineering 2.2%
381,086	Great Lakes Dredge & Dock Co.	2,469,437
125,805	MYR Group, Inc.*	2,274,555

		4,743,992

	Construction & Farm Machinery & Heavy Trucks 1.5%
56,760	Bucyrus International, Inc., Class A	3,199,561

	Consumer Finance 3.9%
185,813	Dollar Financial Corp.*	4,396,335
532,416	United PanAm Financial Corp.*	1,698,407
71,355	World Acceptance Corp.*	2,556,650

		8,651,392

	Data Processing & Outsourced Services 1.8%
174,535	NeuStar, Inc., Class A*	4,021,286

	Diversified Banks 1.5%
285,486	Bank of N.T. Butterfield & Son Ltd. (Bermuda)	1,113,395
828,000	Karnataka Bank Ltd. (India)	2,292,158

		3,405,553

	Diversified Metals & Mining 1.1%
183,100	Globe Specialty Metals, Inc.*	1,721,140
67,800	Globe Specialty Metals, Inc.* ***	611,827

		2,332,967

	Diversified REITs 0.0%
60,000	Star Asia Financial Ltd.* +	54,000

	Diversified Support Services 2.2%
133,245	Copart, Inc.*	4,880,764

	Electrical Components & Equipment 2.0%
116,255	Voltamp Transformers Ltd. (India)	2,272,687
2,115,868	Wasion Group Holdings Ltd. (China)	2,196,503

		4,469,190

	Footwear 0.8%
13,044,115	China Hongxing Sports Ltd. (China)	1,740,512

	Health Care Facilities 4.3%
135,356	AmSurg Corp.*	2,980,539
222,807	Emeritus Corp.*	4,177,631
94,795	VCA Antech, Inc.*	2,362,292

		9,520,462

	Health Care Services 5.9%
139,423	CorVel Corp.*	4,676,247
178,275	Healthways, Inc.*	3,269,564
64,705	LHC Group, Inc.*	2,174,735
47,730	MEDNAX, Inc.*	2,869,050

		12,989,596

	Health Care Technology 0.8%
141,070	Vital Images, Inc.*	1,790,178

	Homefurnishing Retail 1.6%
129,217	Aaron’s, Inc.	3,583,188

	Industrial Machinery 0.9%
61,725	IDEX Corp.	1,922,734

	Insurance Brokers 0.9%
108,965	Brown & Brown, Inc.	1,958,101

	Integrated Telecommunication Services 1.3%
181,745	Cbeyond, Inc.*	2,862,484

	Internet Software & Services 1.8%
111,469	DealerTrack Holdings, Inc.*	2,094,503
321,053	RADVision Ltd.* (Israel)	1,939,160

		4,033,663

	Investment Banking & Brokerage 1.7%
235,660	optionsXpress Holdings, Inc.	3,640,947

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	IT Consulting & Other Services 1.3%
63,175	Cognizant Technology Solutions Corp., Class A*	$2,861,828

	Life Sciences Tools & Services 2.2%
206,425	Pharmaceutical Product Development, Inc.	4,838,602

	Mortgage REITs 4.1%
602,345	MFA Financial, Inc.	4,427,236
318,640	Redwood Trust, Inc.	4,607,534

		9,034,770

	Office Services & Supplies 1.1%
350,500	American Reprographics Co.*	2,457,005

	Oil & Gas Equipment & Services 2.1%
414,691	TETRA Technologies, Inc.*	4,594,776

	Oil & Gas Exploration & Production 1.0%
95,050	Petrohawk Energy Corp.*	2,280,250

	Packaged Foods & Meats 1.2%
169,025	Zhongpin, Inc.*	2,638,480

	Personal Products 4.4%
114,580	Herbalife Ltd.	4,648,511
114,460	NBTY, Inc.*	4,983,588

		9,632,099

	Property & Casualty Insurance 2.7%
238,410	Seabright Insurance Holdings, Inc.*	2,739,331
132,815	Tower Group, Inc.	3,109,199

		5,848,530

	Regional Banks 3.8%
64,740	City National Corp.	2,952,144
167,745	Columbia Banking System, Inc.	2,714,114
216,425	Commonwealth Bankshares, Inc.	367,923
197,210	Nara Bancorp, Inc.*	2,236,361

		8,270,542

	Research & Consulting Services 3.5%
98,080	Corporate Executive Board Co.	2,238,186
92,925	CRA International, Inc.*	2,476,451
134,510	Huron Consulting Group, Inc.*	3,099,110

		7,813,747

	Semiconductors 4.8%
413,191	Pericom Semiconductor Corp.*	4,764,092
170,030	Standard Microsystems Corp.*	3,533,223
75,312	Supertex, Inc.*	2,244,298

		10,541,613

	Steel 1.3%
85,335	Haynes International, Inc.	2,813,495

	Systems Software 1.2%
212,300	Opnet Technologies, Inc.	2,587,937

	Thrifts & Mortgage Finance 0.9%
115,530	LIC Housing Finance Ltd. (India)	2,030,425

	Trading Companies & Distributors 4.2%
142,985	Beacon Roofing Supply, Inc.*	2,287,760
217,600	Interline Brands, Inc.*	3,757,952
66,085	MSC Industrial Direct Co., Inc., Class A	3,105,995

		9,151,707

	Trucking 5.3%
172,580	Marten Transport, Ltd.*	3,097,811
128,786	Old Dominion Freight Line, Inc.*	3,953,730
414,672	Vitran Corp., Inc.*	4,507,485

		11,559,026

	Total Common Stocks (cost $198,137,238)	211,374,102

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.6%

	Repurchase Agreement 2.6%
$5,817,000	Repurchase Agreement dated 12/31/09, 0.01% due 1/4/10 with Fixed Income Clearing Corporation collateralized by $5,945,000 of United States Treasury Notes 2.625% due 12/31/14; value: $5,937,569; repurchase proceeds: $5,817,003 (cost $5,817,000)	$5,817,000

	Total Short-Term Investments (cost $5,817,000)	5,817,000

	Total Investments (cost $203,954,238) 98.6%^^	217,191,102
	Other Assets less Liabilities 1.4%	2,961,622

	NET ASSETS 100.0%	$220,152,724

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 6.13%.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2009, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Bermuda	0.5
China	1.9
India	3.1
Israel	0.9
Singapore	1.4
United States	92.2

Total	100.0%

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments

December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 86.4%

	Asset Management & Custody Banks 11.1%
19,467	Apollo Investment Corp.	$185,521
62,554	Ares Capital Corp.	778,797
67,724	Fifth Street Finance Corp.	727,356
9,115	SEI Investments Co.	159,695
19,600	Solar Capital, LLC** *** +	151,704

		2,003,073

	Computer Hardware 3.4%
4,750	International Business Machines Corp.	621,775

	Data Processing & Outsourced Services 3.7%
17,100	Cielo S.A. (Brazil)	150,669
5,760	Paychex, Inc.	176,486
20,800	Redecard S.A. (Brazil)	346,468

		673,623

	Diversified Banks 4.5%
61,979	Bank of East Asia Ltd. (Hong Kong)	244,277
49,120	Bank of N.T. Butterfield & Son Ltd. (Bermuda)	191,568
16,164	Itau Unibanco Holding S.A. ADR (Brazil)	369,186

		805,031

	Diversified REITs 2.7%
107,515	CapLease, Inc.	470,916
17,279	Star Asia Financial Ltd.* +	15,551

		486,467

	Diversified Support Services 0.9%
7,585	Ritchie Bros. Auctioneers, Inc. (Canada)	170,132

	Fertilizers & Agricultural Chemicals 1.8%
4,100	Monsanto Co.	335,175

	Gold 0.0%
95,680	Redcorp Ventures Ltd. PIPE* *** + (Canada)	—

	Health Care Services 2.0%
7,400	Chemed Corp.	354,978

	Hypermarkets & Super Centers 2.4%
8,255	Wal-Mart Stores, Inc.	441,230

	Industrial Machinery 1.9%
32,700	Weg S.A. (Brazil)	345,594

	Leisure Products 1.8%
17,300	Pool Corp.	330,084

	Life Sciences Tools & Services 4.1%
7,100	Eurofins Scientific (France)	386,796
15,445	Pharmaceutical Product Development, Inc.	362,031

		748,827

	Mortgage REITs 21.7%
9,400	Annaly Capital Management, Inc.	163,090
49,100	Anworth Mortgage Asset Corp.	343,700
52,990	Capstead Mortgage Corp.	723,314
158,600	MFA Financial, Inc.	1,165,710
93,050	Redwood Trust, Inc.	1,345,503
13,365	Walter Investment Management Corp.	191,520

		3,932,837

	Multi-Line Insurance 2.0%
9,755	Loews Corp.	354,594

	Oil & Gas Exploration & Production 1.5%
5,300	Ultra Petroleum Corp.*	264,258

	Personal Products 3.2%
14,250	Herbalife Ltd.	578,122

	Pharmaceuticals 7.2%
11,030	Forest Laboratories, Inc.*	354,173
5,495	Johnson & Johnson	353,933
10,435	Teva Pharmaceutical Industries Ltd. ADR (Israel)	586,238

		1,294,344

	Railroads 1.2%
3,330	Union Pacific Corp.	212,787

	Restaurants 2.4%
7,000	McDonald’s Corp.	437,080

	Semiconductors 4.0%
5,970	Linear Technology Corp.	182,324
6,315	Microchip Technology, Inc.	183,514
31,165	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	356,527

		722,365

	Trading Companies & Distributors 1.0%
1,830	W.W. Grainger, Inc.	177,199

	Wireless Telecommunication Services 1.9%
7,245	America Movil S.A.B. de C.V., Series L ADR (Mexico)	340,370

	Total Common Stocks (cost $14,979,278)	15,629,945

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS 4.6%

	Asset Management & Custody Banks 4.6%
3,300	Energy Select Sector SPDR Fund	$188,133
9,310	ProShares UltraShort 20+ Year Treasury ETF*	465,500
5,675	Utilities Select Sector SPDR Fund	175,925

		829,558

	Total Exchange Traded Funds (cost $790,793)	829,558

	LIMITED PARTNERSHIP INTEREST 1.9%

	Oil & Gas Storage & Transportation 1.9%
8,047	Magellan Midstream Partners L.P.**	348,677

	Total Limited Partnership Interest (cost $187,027)	348,677

	ROYALTY INTEREST 0.0%

	Gold 0.0%
299	Redcorp Ventures Ltd. – NSR Interest* *** + (Canada)	—

	Total Royalty Interest (cost $0)	—

Principal Amount		Value
	CORPORATE BONDS 2.0%

	Gold 0.1%
$244,116	Redcorp Ventures Ltd., 13.00%, 7/11/12*** + ^ (Canada)	$23,341

	Integrated Telecommunication Services 1.9%
347,000	Broadview Networks Holdings, Inc., 11.375%, 9/1/12	332,253

	Total Corporate Bonds (cost $582,127)	355,594

Shares		Value
	WARRANTS 0.0%

	Gold 0.0%
209,599	Redcorp Ventures Ltd., expiring 11/11/21* *** + (Canada)	$—

	Total Warrants (cost $0)	—

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.9%

	Repurchase Agreement 3.9%
$701,000	Repurchase Agreement dated 12/31/09, 0.01% due 1/4/10 with Fixed Income Clearing Corporation collateralized by $725,000 of United States Treasury Notes 3.25% due 12/31/16; value: $719,563; repurchase proceeds: $701,000 (cost $701,000)	$701,000

	Total Short-Term Investments (cost $701,000)	701,000

	Total Investments (cost $17,240,225) 98.8%^^	17,864,774
	Other Assets less Liabilities 1.2%	220,990

	NET ASSETS 100.0%	$18,085,764

Shares		Value
	SECURITIES SOLD SHORT 0.3%

	Regional Banks 0.3%
3,310	Heartland Financial USA, Inc.	$47,499
	Total Securities Sold Short (proceeds $69,494)	47,499

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

^In Default

^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 3.49%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

At December 31, 2009, Wasatch Strategic Income Fund’s investments, excluding short-term investments and securities sold short, were in the following countries:

COUNTRY	%
Bermuda	1.1
Brazil	7.1
Canada	1.1
France	2.3
Hong Kong	1.4
Israel	3.4
Mexico	2.0
Taiwan	2.1
United States	79.5

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments

December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 94.8%

	Air Freight & Logistics 0.9%
2,585,000	Aramex PJSC* (United Arab Emirates)	$1,104,736

	Aluminum 0.6%
1,164,000	Midas Holdings Ltd. (Singapore)	757,490

	Apparel Retail 0.7%
69,935	Zumiez, Inc.*	889,573

	Apparel, Accessories & Luxury Goods 1.9%
784,000	Ports Design Ltd. (China)	2,427,280

	Application Software 5.0%
17,055	Concur Technologies, Inc.*	729,101
20,845	FactSet Research Systems, Inc.	1,373,060
44,126	Interactive Intelligence, Inc.*	813,683
83,625	Tyler Technologies, Inc.*	1,664,974
58,110	Ultimate Software Group, Inc.*	1,706,691

		6,287,509

	Asset Management & Custody Banks 1.7%
58,253	Westwood Holdings Group, Inc.	2,116,914

	Automotive Retail 1.6%
50,895	O’Reilly Automotive, Inc.*	1,940,118

	Biotechnology 0.5%
46,960	Orexigen Therapeutics, Inc.*	349,382
49,695	Sangamo BioSciences, Inc.*	294,195

		643,577

	Communications Equipment 4.2%
60,290	F5 Networks, Inc.*	3,194,164
91,305	Riverbed Technology, Inc.*	2,097,276

		5,291,440

	Construction & Engineering 1.1%
63,000	MYR Group, Inc.*	1,139,040
13,685	Orion Marine Group, Inc.*	288,206

		1,427,246

	Construction & Farm Machinery & Heavy Trucks 1.7%
37,112	Bucyrus International, Inc., Class A+++	2,092,003

	Consumer Finance 2.4%
62,265	Dollar Financial Corp.*	1,473,190
70,300	First Cash Financial Services, Inc.*	1,559,957

		3,033,147

	Data Processing & Outsourced Services 2.7%
52,000	Cielo S.A. (Brazil)	458,173
24,915	NeuStar, Inc., Class A*	574,042
167,175	Wirecard AG (Germany)	2,311,546

		3,343,761

	Distributors 1.8%
113,220	LKQ Corp.*	2,217,980

	Diversified Banks 4.0%
63,000	Axis Bank Ltd. (India)	1,329,060
53,000	Bank of Baroda (India)	575,538
45,210	HDFC Bank Ltd. (India)	1,650,190
10,951	HDFC Bank Ltd. ADR (India)	1,424,506

		4,979,294

	Diversified Support Services 2.0%
45,480	Copart, Inc.*	1,665,932
50,500	STR Holdings, Inc.*	793,355

		2,459,287

	Education Services 1.5%
24,925	Capella Education Co.*	1,876,852

	Environmental & Facilities Services 2.1%
39,240	Heritage-Crystal Clean, Inc.*	410,450
64,080	Team, Inc.*	1,205,345
36,600	Tetra Tech, Inc.*	994,422

		2,610,217

	Food Retail 0.4%
72,170	QKL Stores, Inc.*	483,539

	Footwear 0.4%
3,375,860	China Hongxing Sports Ltd. (China)	450,450

	General Merchandise Stores 1.4%
37,040	Dollar Tree, Inc.*	1,789,032

	Health Care Equipment 5.5%
61,075	Abaxis, Inc.*	1,560,466
121,548	AtriCure, Inc.*	734,150
203,255	Cardica, Inc.* +++	235,776
330,000	Cardica, Inc. PIPE* +	382,800
161,474	Cardiovascular Systems, Inc.*	741,166
56,445	DexCom, Inc.*	456,076
21,750	DiaSorin S.p.A. (Italy)	772,984
24,681	NuVasive, Inc.*	789,298
63,500	Somanetics Corp.*	1,114,425
1,080,146	Zonare Medical Systems, Inc.* *** +	118,816

		6,905,957

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	Health Care Facilities 2.2%
43,905	Emeritus Corp.*	$823,219
77,215	VCA Antech, Inc.*	1,924,198

		2,747,417

	Health Care Services 2.0%
36,120	Bio-Reference Laboratories, Inc.*	1,415,543
422,629	Clarient, Inc.*	1,119,967
108,917	TargetRX, Inc.* *** +	1,089

		2,536,599

	Health Care Supplies 1.4%
77,800	Abcam plc (United Kingdom)	1,194,459
169,705	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	565,579

		1,760,038

	Health Care Technology 1.9%
15,130	athenahealth, Inc.*	684,481
35,795	Computer Programs & Systems, Inc.	1,648,360

		2,332,841

	Industrial Machinery 0.5%
83,000	AIA Engineering Ltd. (India)	664,021

	Integrated Telecommunication Services 1.0%
75,195	Cbeyond, Inc.*	1,184,321

	Internet Software & Services 1.2%
27,020	Constant Contact, Inc.*	432,320
56,225	DealerTrack Holdings, Inc.*	1,056,468
91,388	Xtera* *** +	31,072

		1,519,860

	IT Consulting & Other Services 5.5%
125,496	Cognizant Technology Solutions Corp., Class A*	5,684,969
46,000	MindTree Ltd. (India)	682,385
138,110	Rolta India Ltd. (India)	577,278

		6,944,632

	Leisure Facilities 1.4%
69,800	Life Time Fitness, Inc.*	1,740,114

	Life Sciences Tools & Services 1.9%
61,353	ICON plc ADR* (Ireland)	1,333,201
15,825	Techne Corp.	1,084,962

		2,418,163

	Oil & Gas Equipment & Services 1.6%
35,735	Dril-Quip, Inc.*	2,018,313

	Oil & Gas Exploration & Production 1.5%
28,955	GMX Resources, Inc.*	397,842
61,820	Petrohawk Energy Corp.*	1,483,062

		1,880,904

	Other Diversified Financial Services 0.6%
86,500	CETIP S.A. (Brazil)	707,998

	Packaged Foods & Meats 0.8%
36,890	Glaxo SmithKline Consumer Healthcare Ltd. (India)	1,029,748

	Personal Products 0.9%
28,445	Herbalife Ltd.	1,154,014
50,403	Ophthonix, Inc.* *** +	504

		1,154,518

	Pharmaceuticals 0.3%
57,562	Alexza Pharmaceuticals, Inc.*	138,149
75,769	Alexza Pharmaceuticals, Inc. PIPE* +	181,845

		319,994

	Research & Consulting Services 3.1%
99,280	Resources Connection, Inc.*	2,106,722
63,000	Stantec, Inc.* (Canada)	1,812,510

		3,919,232

	Restaurants 1.0%
37,580	Peet’s Coffee & Tea, Inc.*	1,252,541

	Semiconductor Equipment 0.7%
39,922	Tessera Technologies, Inc.*	928,985

	Semiconductors 9.0%
31,785	Hittite Microwave Corp.*	1,295,239
25,825	Netlogic Microsystems, Inc.*	1,194,665
493,000	O2Micro International Ltd. ADR * (China)	2,578,390
94,315	Power Integrations, Inc.	3,429,293
57,650	Silicon Laboratories, Inc.*	2,786,801

		11,284,388

	Specialized Finance 3.9%
155,305	MSCI, Inc., Class A*	4,938,699

	Specialty Stores 1.4%
79,390	Hibbett Sports, Inc.*	1,745,786

	Systems Software 2.8%
24,595	ArcSight, Inc.*	629,140
80,742	NetSuite, Inc.*	1,290,257
133,500	Opnet Technologies, Inc.	1,627,365

		3,546,762

	Thrifts & Mortgage Finance 1.2%
82,510	LIC Housing Finance Ltd. (India)	1,450,103

	Trucking 2.9%
126,975	Knight Transportation, Inc.	2,449,348
39,965	Old Dominion Freight Line, Inc.*	1,226,925

		3,676,273

	Total Common Stocks (cost $91,089,507)	118,829,652

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	PREFERRED STOCKS 1.2%

	Biotechnology 0.2%
169,492	Nanosys, Inc., Series D Pfd.* *** +	$237,289

	Health Care Technology 1.0%
253,064	Data Sciences International, Inc. Series B Pfd.* *** +	807,502
243,902	TherOx, Inc., Series I Pfd.* *** +	429,267

		1,236,769

	Total Preferred Stocks (cost $1,975,003)	1,474,058

	LIMITED PARTNERSHIP INTEREST 3.4%

	Other 3.4%
	Montagu Newhall Global Partners II-B, L.P.*** +	3,326,610
	Montagu Newhall Global Partners III-B, L.P.* *** +	890,217

		4,216,827

	Total Limited Partnership Interest (cost $4,704,467)	4,216,827

	WARRANTS 0.0%

	Health Care Equipment 0.0%
165,000	Cardica, Inc., expiring 9/29/14*** +	20,625
162,021	Zonare Medical Systems, Inc., expiring 6/30/11*** +	—

		20,625

	Pharmaceuticals 0.0%
68,192	Alexza Pharmaceuticals, Inc. expiring 10/5/16*** +	8,524

	Total Warrants (cost $29,149)	29,149

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.8%

	Repurchase Agreement 0.8%
$1,036,000	Repurchase Agreement dated 12/31/09, 0.01% due 1/4/10 with Fixed Income Clearing Corporation collateralized by $1,065,000 of United States Treasury Notes 3.25% due 12/31/16; value: $1,057,013; repurchase proceeds: $1,036,001+++ (cost $1,036,000)	$1,036,000

	Total Short-Term Investments (cost $1,036,000)	1,036,000

	Total Investments (cost $98,834,126) 100.2%^^	125,585,686
	Liabilities less Other Assets (0.2)%	(241,432)

	NET ASSETS 100.0%	$125,344,254

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

	+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 5).

	+++All or a portion of this security has been designated as collateral for future commitments (see Note 6).

	^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 14.00%.

	ADR American Depositary Receipt.

	PIPE Private Investment in a Public Equity.

	See Notes to Schedules of Investments.

At December 31, 2009, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	0.9
Canada	1.5
China	4.8
Germany	1.9
India	7.5
Ireland	1.1
Italy	0.6
Singapore	0.6
United Arab Emirates	0.9
United Kingdom	1.0
United States	79.2

Total	100.0%

WASATCH-1ST SOURCE INCOME EQUITY FUND (FMIEX) – Schedule of Investments

December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 94.2%

	Advertising 1.1%
443,000	Omnicom Group, Inc.	$17,343,450

	Aerospace & Defense 3.2%
360,000	Raytheon Co.	18,547,200
310,000	Rockwell Collins, Inc.	17,161,600
195,000	United Technologies Corp.	13,534,950

		49,243,750

	Agricultural Products 1.4%
705,750	Archer-Daniels-Midland Co.	22,097,032

	Aluminum 1.4%
1,361,130	Alcoa, Inc.	21,941,416

	Asset Management & Custody Banks 2.0%
450,000	Federated Investors, Inc., Class B	12,375,000
118,930	Northern Trust Corp.	6,231,932
410,000	Waddell & Reed Financial, Inc., Class A	12,521,400

		31,128,332

	Auto Parts & Equipment 1.5%
840,000	Johnson Controls, Inc.	22,881,600

	Coal & Consumable Fuels 0.9%
430,000	Cameco Corp. (Canada)	13,833,100

	Communications Equipment 2.8%
650,000	Harris Corp.	30,907,500
901,000	Nokia OYJ ADR (Finland)	11,577,850

		42,485,350

	Computer Hardware 1.6%
480,000	Hewlett-Packard Co.	24,724,800

	Construction & Engineering 1.5%
502,000	Fluor Corp.	22,610,080

	Construction & Farm Machinery & Heavy Trucks 0.6%
178,000	Deere & Co.	9,628,020

	Data Processing & Outsourced Services 1.7%
440,000	Computer Sciences Corp.*	25,313,200

	Diversified Chemicals 1.2%
556,555	El Du Pont de Nemours and Co.	18,739,207

	Diversified Metals & Mining 1.1%
783,750	Anglo American plc ADR* (United Kingdom)	16,991,700

	Drug Retail 0.4%
200,000	CVS Caremark Corp.	6,442,000

	Electric Utilities 2.0%
973,000	Duke Energy Corp.	16,745,330
249,000	FPL Group, Inc.	13,152,180

		29,897,510

	Electrical Components & Equipment 1.2%
440,000	Emerson Electric Co.	18,744,000

	Electronic Components 0.9%
710,170	Corning, Inc.	13,713,383

	Environmental & Facilities Services 2.7%
660,000	Republic Services, Inc.	18,684,600
679,000	Waste Management, Inc.	22,956,990

		41,641,590

	Fertilizers & Agricultural Chemicals 2.1%
150,000	Potash Corp. of Saskatchewan, Inc.	16,275,000
277,000	Syngenta AG ADR (Switzerland)	15,586,790

		31,861,790

	Food Distributors 1.5%
841,440	Sysco Corp.	23,509,834

	Food Retail 1.1%
1,353,200	SUPERVALU, Inc.	17,199,172

	Gold 0.5%
176,570	Barrick Gold Corp. (Canada)	6,953,327

	Health Care Distributors 1.9%
460,000	McKesson Corp.	28,750,000

	Health Care Equipment 2.7%
140,000	C. R. Bard, Inc.	10,906,000
235,000	Covidien plc	11,254,150
325,000	Zimmer Holdings, Inc.*	19,210,750

		41,370,900

	Home Improvement Retail 1.2%
620,000	Home Depot, Inc.	17,936,600

	Household Products 1.4%
330,000	Kimberly-Clark Corp.	21,024,300

	Hypermarkets & Super Centers 1.5%
423,050	Wal-Mart Stores, Inc.	22,612,022

	Industrial Machinery 1.2%
340,000	Parker Hannifin Corp.	18,319,200

WASATCH-1ST SOURCE INCOME EQUITY FUND (FMIEX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	Insurance Brokers 0.9%
609,185	Marsh & McLennan Cos. Inc.	$13,450,805

	Integrated Oil & Gas 4.1%
287,050	Chevron Corp.	22,099,979
390,000	ConocoPhillips	19,917,300
644,740	Marathon Oil Corp.	20,128,783

		62,146,062

	Integrated Telecommunication Services 3.7%
768,430	AT&T, Inc.	21,539,093
880,000	Deutsche Telekom AG ADR (Germany)	12,936,000
653,070	Verizon Communications, Inc.	21,636,209

		56,111,302

	Life & Health Insurance 0.8%
323,400	MetLife, Inc., Class A	11,432,190

	Multi-Line Insurance 1.5%
610,000	Loews Corp.	22,173,500

	Oil & Gas Drilling 1.3%
505,675	ENSCO International plc ADR (United Kingdom)	20,196,660

	Oil & Gas Equipment & Services 1.5%
355,000	Schlumberger Ltd.	23,106,950

	Oil & Gas Exploration & Production 1.1%
270,000	Anadarko Petroleum Corp.	16,853,400

	Oil & Gas Storage & Transportation 2.8%
900,000	Spectra Energy Corp.	18,459,000
1,130,000	Williams Cos. Inc. (The)	23,820,400

		42,279,400

	Other Diversified Financial Services 2.7%
1,344,000	Bank of America Corp.	20,240,640
518,000	JPMorgan Chase & Co.	21,585,060

		41,825,700

	Packaged Foods & Meats 2.5%
840,000	ConAgra Foods, Inc.	19,362,000
423,575	HJ Heinz Co.	18,112,067

		37,474,067

	Personal Products 1.5%
750,000	Avon Products, Inc.	23,625,000

	Pharmaceuticals 7.6%
385,000	Abbott Laboratories	20,786,150
440,000	Eli Lilly and Co.	15,712,400
280,000	Johnson & Johnson	18,034,800
589,000	Merck & Co., Inc.	21,522,060
450,000	Novartis AG ADR (Switzerland)	24,493,500
830,000	Pfizer, Inc.	15,097,700

		115,646,610

	Property & Casualty Insurance 3.6%
737,860	Allstate Corp. (The)	22,165,314
1,375,000	Old Republic International Corp.	13,805,000
365,000	Travelers Cos. Inc. (The)	18,198,900

		54,169,214

	Railroads 0.7%
196,000	Norfolk Southern Corp.	10,274,320

	Semiconductors 2.9%
1,110,000	Intel Corp.	22,644,000
818,000	Texas Instruments, Inc.	21,317,080

		43,961,080

	Soft Drinks 1.2%
300,000	PepsiCo, Inc.	18,240,000

	Specialized Consumer Services 0.7%
500,000	H&R Block, Inc.	11,310,000

	Specialized Finance 0.7%
421,175	NYSE Euronext	10,655,727

	Steel 2.5%
366,500	Nucor Corp.	17,097,225
372,300	United States Steel Corp.	20,521,176

		37,618,401

	Systems Software 2.5%
800,000	Microsoft Corp.	24,392,000
745,605	Symantec Corp.*	13,338,873

		37,730,873

	Technology Distributors 1.5%
780,000	Avnet, Inc.*	23,524,800

	Water Utilities 0.5%
360,355	American Water Works Co., Inc.	8,075,556

	Wireless Telecommunication Services 1.1%
350,000	China Mobile Ltd. ADR (China)	16,250,500

	Total Common Stocks (cost $1,256,352,690)	1,437,068,782

WASATCH-1ST SOURCE INCOME EQUITY FUND (FMIEX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.6%

	Repurchase Agreement 5.6%
$86,293,000	Repurchase Agreement dated 12/31/09, 0.01% due 1/4/10 with Fixed Income Clearing Corporation collateralized by $88,130,000 of United States Treasury Notes 2.625% due 12/31/14; value: $88,019,838; repurchase proceeds: $86,293,048 (cost $86,293,000)	$86,293,000

	Total Short-Term Investments (cost $86,293,000)	86,293,000

	Total Investments (cost $1,342,645,690) 99.8%	1,523,361,782
	Other Assets less Liabilities 0.2%	2,353,735

	NET ASSETS 100.0%	$1,525,715,517

	*Non-income producing. ADR American Depositary Receipt. See Notes to Schedules of Investments.

At December 31, 2009, Wasatch-1st Source Income Equity Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	1.5
China	1.1
Finland	0.8
Germany	0.9
Switzerland	2.8
United Kingdom	2.6
United States	90.3

Total	100.0%

WASATCH-1ST SOURCE LONG/SHORT FUND (FMLSX) – Schedule of Investments

December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 73.0%

	Agricultural Products 0.9%
55,000	Archer-Daniels-Midland Co.	$1,722,050

	Airlines 0.5%
20,000	Allegiant Travel Co.*	943,400

	Application Software 1.4%
280,000	TIBCO Software, Inc.* +++	2,696,400

	Coal & Consumable Fuels 1.4%
60,000	Alpha Natural Resources, Inc.* +++	2,602,800

	Communications Equipment 1.9%
75,000	Harris Corp.+++	3,566,250

	Computer Hardware 1.1%
292,971	Silicon Graphics International Corp.*	2,053,727

	Construction & Engineering 0.7%
60,000	Chicago Bridge & Iron Co. N.V.* +++ (Netherlands)	1,213,200

	Construction & Farm Machinery & Heavy Trucks 0.4%
70,000	Titan Machinery, Inc.*	807,800

	Electrical Components & Equipment 1.0%
50,000	Thomas & Betts Corp.*	1,789,500

	Environmental & Facilities Services 3.9%
130,000	Republic Services, Inc.+++	3,680,300
110,000	Waste Management, Inc.+++	3,719,100

		7,399,400

	Food Distributors 1.5%
100,000	Sysco Corp.+++	2,794,000

	Health Care Distributors 0.7%
40,000	Cardinal Health, Inc.	1,289,600

	Health Care Equipment 5.2%
75,000	Medtronic, Inc.+++	3,298,500
50,000	St. Jude Medical, Inc.*	1,839,000
350,000	Symmetry Medical, Inc.*	2,821,000
65,000	Zoll Medical Corp.*	1,736,800

		9,695,300

	Health Care Services 1.1%
140,000	Emdeon, Inc.*	2,135,000

	Heavy Electrical Equipment 0.9%
60,000	General Cable Corp.*	1,765,200

	Home Entertainment Software 1.4%
150,000	Electronic Arts, Inc. (EA)* +++	2,662,500

	Household Products 1.6%
50,000	Clorox Co. (The)+++	3,050,000

	Hypermarkets & Super Centers 3.0%
105,000	Wal-Mart Stores, Inc.+++	5,612,250

	Insurance Brokers 0.9%
75,000	Marsh & McLennan Cos., Inc.+++	1,656,000

	Integrated Oil & Gas 1.7%
105,000	Marathon Oil Corp.+++	3,278,100

	Integrated Telecommunication Services 2.1%
65,000	AT&T, Inc.	1,821,950
65,000	Verizon Communications, Inc.+++	2,153,450

		3,975,400

	Internet Software & Services 3.3%
100,000	Akamai Technologies, Inc.* +++	2,533,000
100,000	eBay, Inc.* +++	2,354,000
180,000	United Online, Inc.	1,294,200

		6,181,200

	Leisure Products 2.4%
140,000	Hasbro, Inc.+++	4,488,400

	Life & Health Insurance 1.3%
125,000	Unum Group+++	2,440,000

	Managed Health Care 1.8%
75,000	Humana, Inc.*	3,291,750

	Multi-Line Insurance 4.8%
250,000	Loews Corp.+++	9,087,500

	Oil & Gas Drilling 4.1%
60,000	ENSCO International plc ADR (United Kingdom)	2,396,400
90,000	Noble Corp.	3,663,000
20,000	Transocean Ltd.*	1,656,000

		7,715,400

	Oil & Gas Equipment & Services 1.0%
1,100,000	Boots & Coots, Inc.*	1,815,000

	Oil & Gas Exploration & Production 2.9%
75,000	Devon Energy Corp.+++	5,512,500

	Oil & Gas Storage & Transportation 0.8%
70,000	Spectra Energy Corp.+++	1,435,700

WASATCH-1ST SOURCE LONG/SHORT FUND (FMLSX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	Pharmaceuticals 5.0%
60,000	AstraZeneca plc ADR (United Kingdom)	$2,816,400
70,000	Johnson & Johnson+++	4,508,700
115,000	Pfizer, Inc.+++	2,091,850

		9,416,950

	Property & Casualty Insurance 5.2%
155,000	Allstate Corp. (The)+++	4,656,200
150,000	CNA Financial Corp.* +++	3,600,000
80,000	United Fire & Casualty Co.	1,458,400

		9,714,600

	Restaurants 2.3%
70,000	McDonald’s Corp.+++	4,370,800

	Steel 3.2%
100,000	Nucor Corp.+++	4,665,000
80,000	Steel Dynamics, Inc.+++	1,417,600

		6,082,600

	Systems Software 1.6%
125,000	Oracle Corp.+++	3,067,500

	Total Common Stocks (cost $119,346,171)	137,327,777

	PREFERRED STOCKS 3.6%

	Cable & Satellite 1.0%
75,000	Comcast Corp., 7.00%, Series B Pfd.*	1,878,000

	Retail REITs 0.7%
22,000	Simon Property Group, Inc., 8.375%, Series J Pfd.*	1,342,000

	Specialized REITs 1.9%
75,000	Public Storage, 6.625%, Series M Pfd.*	1,746,750
75,000	Public Storage, 7.25%, Series K Pfd.*	1,882,500

		3,629,250

	Total Preferred Stocks (cost $5,681,264)	6,849,250

	LIMITED PARTNERSHIP INTEREST 1.4%

	Oil & Gas Storage & Transportation 1.4%
50,000	Plains All American Pipeline L.P.** +++	2,642,500

	Total Limited Partnership Interest (cost $1,925,300)	2,642,500

Principal Amount		Value
	SHORT-TERM INVESTMENTS 23.9%

	Repurchase Agreement 23.9%
$44,913,000	Repurchase Agreement dated 12/31/09, 0.01% due 1/4/10 with Fixed Income Clearing Corporation collateralized by $45,870,000 of United States Treasury Notes 2.625% due 12/31/14; value: $45,812,663; repurchase proceeds: $44,913,025+++ (cost $44,913,000)	$44,913,000

	Total Short-Term Investments (cost $44,913,000)	44,913,000

	Total Investments (cost $171,865,735) 101.9%	191,732,527
	Liabilities less Other Assets (1.9)%	(3,531,469)

	NET ASSETS 100.0%	$188,201,058

Number of Contracts		Value
	CALL OPTIONS WRITTEN 0.3%

	Construction & Engineering 0.1%
600	Chicago Bridge & Iron Co. N.V., expiring 4/17/10, exercise price $20	$126,000

	Internet Software & Services 0.1%
500	Akamai Technologies, Inc., expiring 5/22/10, exercise price $25	147,500

	Steel 0.1%
600	Nucor Corp., expiring 4/17/10, exercise price $48	156,000
800	Steel Dynamics, Inc., expiring 5/22/10, exercise price $18	144,000

		300,000

	Total Call Options Written (premium $645,731)	573,500

Shares		Value
	SECURITIES SOLD SHORT 19.9%

	Apparel Retail 0.4%
60,000	AnnTaylor Stores Corp.*	$818,400

	Apparel, Accessories & Luxury Goods 0.9%
65,000	Under Armour, Inc.*	1,772,550

WASATCH-1ST SOURCE LONG/SHORT FUND (FMLSX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Shares		Value
	Application Software 1.5%
62,000	SAP AG ADR (Germany)	$2,902,220

	Communications Equipment 0.8%
32,000	QUALCOMM, Inc.	1,480,320

	Construction & Farm Machinery & Heavy Trucks 1.2%
40,000	Caterpillar, Inc.	2,279,600

	Department Stores 2.3%
60,000	J.C. Penney Co., Inc.	1,596,600
35,000	Kohl’s Corp.*	1,887,550
22,000	Nordstrom, Inc.	826,760

		4,310,910

	Homebuilding 0.8%
75,000	Toll Brothers, Inc.*	1,410,750

	Integrated Oil & Gas 1.6%
45,000	Exxon Mobil Corp.	3,068,550

	Metal & Glass Containers 0.4%
30,000	Pactiv Corp.*	724,200

	Oil & Gas Exploration & Production 1.6%
65,000	XTO Energy, Inc.	3,038,873

	Retail REITs 5.0%
20,000	Federal Realty Investment Trust	1,354,400
100,000	Regency Centers Corp.	3,506,000
33,227	Simon Property Group, Inc.	2,651,516
50,000	Tanger Factory Outlet Centers, Inc.	1,949,500

		9,461,416

	Specialized Finance 0.6%
40,000	Moody’s Corp.	1,072,000

	Specialized REITs 2.2%
75,000	Plum Creek Timber Co., Inc.	2,832,000
30,000	Rayonier, Inc.	1,264,800

		4,096,800

	Specialty Stores 0.6%
42,000	Dick’s Sporting Goods, Inc.*	1,044,540

	Total Securities Sold Short (proceeds $34,690,369)	37,481,129

*Non-income producing.

**Common units.

+++All or a portion of this security has been designated as collateral for short sales and call options written (see Note 2).

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2009, Wasatch-1st Source Long/Short Fund’s investments, excluding short-term investments, written options and securities sold short, were in the following countries:

COUNTRY	%
Netherlands	0.8
United Kingdom	3.6
United States	95.6

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX) – Schedule of Investments

December 31, 2009 (Unaudited)

Principal Amount		Value
	US GOVERNMENT OBLIGATIONS 98.9%
$9,335,000	U.S. Treasury Bond, 4.25%, 5/15/39	$8,757,397
1,400,000	U.S. Treasury Bond, 4.375%, 2/15/38	1,344,000
16,300,000	U.S. Treasury Bond, 4.50%, 2/15/36	16,055,500
10,000,000	U.S. Treasury Bond, 4.50%, 5/15/38	9,792,190
4,500,000	U.S. Treasury Bond, 4.50%, 8/15/39	4,398,048
24,800,000	U.S. Treasury Bond, 4.75%, 2/15/37	25,342,500
3,020,000	U.S. Treasury Bond, 5.25%, 2/15/29	3,271,983
3,000,000	U.S. Treasury Bond, 5.375%, 2/15/31	3,315,000
90,000,000	U.S. Treasury Strip, principal only, 11/15/27	37,841,490
62,837,000	U.S. Treasury Strip, principal only, 2/15/37	17,422,501
40,851,000	U.S. Treasury Strip, principal only, 5/15/39	10,149,022

	Total US Government Obligations (cost $143,851,095)	137,689,631

	SHORT-TERM INVESTMENTS 0.3%

	Repurchase Agreement 0.3%
428,000	Repurchase Agreement dated 12/31/09, 0.01% due 1/4/10 with Fixed Income Clearing Corporation collateralized by $440,000 of United States Treasury Notes 3.25% due 12/31/16; value: $436,700; repurchase proceeds: $428,000 (cost $428,000)	428,000

	Total Short-Term Investments (cost $428,000)	428,000

	Total Investments (cost $144,279,095) 99.2%	138,117,631
	Other Assets less Liabilities 0.8%	1,079,106

	NET ASSETS 100.0%	$139,196,737

	See Notes to Schedules of Investments.

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments

December 31, 2009 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES 3.1%
$600,000	Capital One Multi-Asset Execution Trust, 4.70%, 6/15/15, Series 2005-A7, Class A7	$633,911
1,500,000	Citibank Credit Card Issuance Trust, 5.45%, 5/10/13, Series 2006-A4, Class A4	1,578,760
650,000	MBNA Credit Card Master Note Trust, 4.10%, 10/15/12, Series 2005-A3, Class A3	657,678
850,000	World Financial Network Credit Card Master Note Trust, 4.60%, 9/15/15, Series 2009-A, Class A	872,139

	Total Asset Backed Securities (cost $3,627,666)	3,742,488

	COLLATERALIZED MORTGAGE OBLIGATIONS 27.4%
400,063	ABN Amro Mortgage Corp., 5.50%, 2/25/18, Series 2003-13, Class A2	402,006
40,379	Banc of America Mortgage Securities, Inc., 4.072662%, 2/25/33, Series 2003-A, Class 3A1^^^	35,285
250,000	Bank of America Commercial Mortgage, Inc., 5.141661%, 11/10/42, Series 2005-1, Class A4^^^	255,358
390,000	Bear Stearns Commercial Mortgage Securities, 4.735%, 9/11/42, Series 2005-PWR9, Class A2	389,957
436,842	Countrywide Home Loans, 4.50%, 8/25/19, Series 2004-J7, Class 2A1	413,150
106,523	Credit Suisse First Boston Mortgage Securities Corp., 4.302%, 7/15/36, Series 2004-C3, Class A3	106,742
915,770	Federal Home Loan Bank, 4.75%, 10/25/10, Class H	942,098
126,313	Federal Home Loan Mortgage Corp., 3.473%, 12/1/32, Series 847527^^^	128,997
163,196	Federal Home Loan Mortgage Corp., 3.491%, 5/1/31, Series 847292^^^	168,537
50,439	Federal Home Loan Mortgage Corp., 3.94%, 8/1/33, Series 847281^^^	51,713
211,070	Federal Home Loan Mortgage Corp., 4.00%, 12/15/11, Series 2892, Class UJ	212,563
206,676	Federal Home Loan Mortgage Corp., 4.00%, 12/15/13, Series 2584, Class LE	212,434
951,894	Federal Home Loan Mortgage Corp., 4.00%, 12/15/16, Series 2672, Class NF,	981,612
468,494	Federal Home Loan Mortgage Corp., 4.50%, 12/15/13, Series 2717, Class HP	487,336
419,314	Federal Home Loan Mortgage Corp., 4.50%, 12/15/13, Series 2723, Class AT	424,559
121,286	Federal Home Loan Mortgage Corp., 4.50%, 6/15/15, Series 2622, Class PC	122,792
505,731	Federal Home Loan Mortgage Corp., 4.50%, 7/15/15, Series 2864, Class CV	522,916
865,291	Federal Home Loan Mortgage Corp., 4.50%, 12/1/18, Pool G11657	901,082
306,001	Federal Home Loan Mortgage Corp., 5.00%, 8/1/12, Series M80984	317,403
192,632	Federal Home Loan Mortgage Corp., 5.00%, 2/15/16, Series 2541, Class JB	194,335
310,109	Federal Home Loan Mortgage Corp., 5.00%, 5/15/16, Series R007, Class AL	317,597
427,249	Federal Home Loan Mortgage Corp., 5.00%, 2/15/23, Series 2960, Class KP	443,981
175,934	Federal Home Loan Mortgage Corp., 5.125%, 12/15/13, Series 3137, Class PJ	176,637
385,723	Federal Home Loan Mortgage Corp., 5.125%, 6/15/18, Series R016, Class AM	402,061
351,566	Federal Home Loan Mortgage Corp., 5.50%, 10/15/14, Series R014, Class AL	358,509
569,682	Federal Home Loan Mortgage Corp., 5.50%, 5/15/15, Series 2808, Class VA	608,390
2,107,766	Federal Home Loan Mortgage Corp., 5.50%, 12/15/19, Series R010, Class AB	2,210,978
264,719	Federal Home Loan Mortgage Corp., 5.50%, 10/1/25, Series C90925	279,764
597,628	Federal Home Loan Mortgage Corp., 5.50%, 8/1/29, Series C46102	629,813
207,860	Federal Home Loan Mortgage Corp., 5.741%, 11/1/35, Series 1M0010^^^	219,476
496,174	Federal Home Loan Mortgage Corp., 5.875%, 5/15/16, Series R007, Class AC	509,548
619,300	Federal Home Loan Mortgage Corp., 6.00%, 2/15/27, Series 3164, Class NA	634,975
301,323	Federal National Mortgage Assoc., 2.575%, 11/1/34, Series 782320^^^	316,601
18,085	Federal National Mortgage Assoc., 3.35%, 10/1/32, Series 659657^^^	18,650
862,260	Federal National Mortgage Assoc., 3.875%, 1/25/39	874,206
219,805	Federal National Mortgage Assoc., 4.00%, 10/1/10, Series 254955	222,332
696,285	Federal National Mortgage Assoc., 4.00%, 10/25/32, Series 2003-28, Class GA	716,559
379,363	Federal National Mortgage Assoc., 4.013%, 1/1/35, Series 825245^^^	388,130
365,993	Federal National Mortgage Assoc., 4.25%, 9/25/22, Series 2003-17, Class ED	378,418
733,128	Federal National Mortgage Assoc., 4.50%, 1/1/13	752,408
809,042	Federal National Mortgage Assoc., 4.50%, 3/25/17, Series 2003-17, Class HD	830,360
804,345	Federal National Mortgage Assoc., 4.50%, 5/1/19, Series 725445	836,358

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Principal Amount		Value
$625,816	Federal National Mortgage Assoc., 4.50%, 6/25/29	$625,858
728,908	Federal National Mortgage Assoc., 4.50%, 1/25/30, Series 2004-67, Class AC	755,125
1,301,800	Federal National Mortgage Assoc., 5.00%, 7/25/23, Series 2005-4, Class VG	1,346,153
250,000	Federal National Mortgage Assoc., 5.50%, 5/25/23, Series 2003-42, Class EK	263,151
163,928	Federal National Mortgage Assoc., 5.50%, 11/25/26, Series 2007-63, Class PA	167,190
252,658	Federal National Mortgage Assoc., 6.30%, 9/25/15, Series 2001-M2, Class C^^^	258,740
801,580	Federal National Mortgage Assoc., 4.50%, 7/1/19	833,484
259,886	First Horizon Mortgage, Inc., 5.75%, 2/25/33, Series 2002-9, Class 1A3	256,466
977,399	Government National Mortgage Assoc., 3.387%, 6/16/30, Series 2006-19, Class A	992,679
1,166,551	Government National Mortgage Assoc., 4.50%, 8/15/24 Pool 717874	1,212,616
476,139	Government National Mortgage Assoc., 4.50%, 1/20/31, Series 2005-38, Class A	488,338
650,000	Government National Mortgage Assoc., 4.658%, 12/16/30, Series 2005-12, Class C	675,900
175,244	Government National Mortgage Assoc., 5.00%, 11/20/28, Series 2004-1, Class TB	175,826
535,598	Government National Mortgage Assoc., 5.00%, 12/20/29, Series 2004-101, Class MA	549,874
900,000	Government National Mortgage Assoc., 5.00%, 5/20/31, Series 2004-19, Class PD	937,518
1,647,068	Government National Mortgage Assoc., 5.00%, 9/16/31, Class A	1,723,294
904,473	Government National Mortgage Assoc., 5.00%, 4/20/33, Series 2009-8, Class LA	940,276
500,000	Government National Mortgage Assoc., 5.00%, 7/20/34, Series 2004-105, Class MC	515,974
476,733	Government National Mortgage Assoc., 5.00%, 8/20/39, Pool 004513 Jumbo	486,549
105,188	LB-UBS Commercial Mortgage Trust, 4.187%, 8/15/29, Series 2004-C6, Class A2	105,191

	Total Collateralized Mortgage Obligations (cost $32,028,484)	32,706,828

	CORPORATE BONDS 27.1%

	Aerospace & Defense 0.4%
200,000	General Dynamics Corp., 4.25%, 5/15/13	210,852
250,000	Martin Marietta Corp., 7.375%, 4/15/13	283,381

		494,233

	Air Freight & Logistics 0.4%
500,000	United Parcel Service, Inc., 3.875%, 4/1/14	519,487

	Automotive Retail 0.3%
300,000	AutoZone, Inc., 5.50%, 11/15/15	318,283

	Biotechnology 0.3%
300,000	Amgen, Inc., 4.85%, 11/18/14	322,974

	Cable & Satellite 0.5%
550,000	Comcast Corp., 5.30%, 1/15/14	587,012

	Computer Hardware 0.3%
300,000	Hewlett-Packard Co., 6.50%, 7/1/12	331,428

	Construction & Farm Machinery & Heavy Trucks 1.0%
425,000	Caterpillar Financial Services Corp., 5.125%, 10/12/11 MTN	451,090
250,000	John Deere Capital Corp., 4.90%, 9/9/13 MTN	268,741
500,000	PACCAR Financial Corp., 1.95%, 12/17/12 MTN	494,825

		1,214,656

	Consumer Finance 0.4%
100,000	American Express Co., 4.875%, 7/15/13	104,338
400,000	American Express Credit Corp., 5.875%, 5/2/13 MTN	429,264

		533,602

	Distillers & Vintners 0.5%
504,000	Diageo Capital plc, 7.375%, 1/15/14 (United Kingdom)	583,034

	Diversified Banks 2.9%
500,000	HSBC Capital Funding L.P., 4.61%, 6/27/13^^^ (Jersey, C.I.)	426,794
325,000	HSBC Finance Corp., 6.375%, 10/15/11	345,645
700,000	Royal Bank of Canada, 5.65%, 7/20/11 (Canada)	747,385
500,000	SouthTrust Corp., 5.80%, 6/15/14	523,804
650,000	U.S. Bancorp, 4.20%, 5/15/14	674,727
700,000	Wells Fargo & Co., 0.59188%, 1/24/12^^^	692,128

		3,410,483

	Diversified Metals & Mining 0.4%
450,000	Rio Tinto Alcan, Inc., 4.50%, 5/15/13 (Canada)	462,070

	Drug Retail 0.9%
550,000	CVS Caremark Corp., 5.75%, 8/15/11	585,681
400,000	Walgreen Co., 4.875%, 8/1/13	429,538

		1,015,219

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Principal Amount		Value
	Electric Utilities 1.2%
$350,000	Energy East Corp., 6.75%, 6/15/12	$382,531
300,000	Florida Power & Light Co., 4.85%, 2/1/13	317,572
600,000	Georgia Power Co., 5.125%, 11/15/12, Series K	646,873
10,000	Progress Energy, Inc., 7.10%, 3/1/11	10,585

		1,357,561

	Footwear 0.5%
600,000	Nike, Inc., 5.15%, 10/15/15 MTN	655,123

	Health Care Distributors 0.4%
400,000	Cardinal Health, Inc., 6.75%, 2/15/11	417,795

	Health Care Equipment 0.2%
250,000	Baxter International, Inc., 4.625%, 3/15/15	265,031

	Household Appliances 0.3%
350,000	Whirlpool Corp., 8.00%, 5/1/12	379,191

	Independent Power Producers & Energy Traders 0.2%
250,000	Constellation Energy Grp, Inc., 7.00%, 4/1/12	271,258

	Industrial Conglomerates 2.8%
500,000	3M Co., 4.375%, 8/15/13 MTN	538,318
1,000,000	General Electric Capital Corp., 5.40%, 2/15/17 MTN	1,020,591
887,000	General Electric Capital Corp., 5.50%, 4/28/11 MTN	935,118
525,000	General Electric Capital Corp., 5.72%, 8/22/11 MTN	533,882
240,000	Tyco International Finance Ltd. S.A., 6.00%, 11/15/13	262,892

		3,290,801

	Industrial Machinery 0.5%
600,000	Parker Hannifin Corp., 4.875%, 2/15/13	627,829

	Integrated Oil & Gas 1.5%
360,000	BP Capital Markets plc, 5.25%, 11/7/13 (United Kingdom)	392,123
500,000	ConocoPhillips, 4.60%, 1/15/15	530,995
750,000	Marathon Oil Canada Corp., 8.375%, 5/1/12 (Canada)	839,513

		1,762,631

	Integrated Telecommunication Services 0.9%
191,619	Ameritech Capital Funding, 9.10%, 6/1/16	218,687
500,000	AT&T Corp., 7.30%, 11/15/11	550,535
300,000	Verizon Communications, 4.375%, 6/1/13	314,799

		1,084,021

	Investment Banking & Brokerage 0.5%
100,000	Goldman Sachs Group, Inc. (The), 0.5475%, 3/2/10 MTN^^^	100,045
500,000	Goldman Sachs Group, Inc. (The), 5.35%, 1/15/16	519,333

		619,378

	Life & Health Insurance 1.4%
500,000	Principal Life Income Funding Trusts, 5.30%, 4/24/13 MTN	527,948
600,000	Prudential Financial, Inc., 6.20%, 1/15/15	645,524
480,000	Prudential Holdings, LLC	486,288

		1,659,760

	Movies & Entertainment 0.2%
250,000	Walt Disney Co. (The), 4.50%, 12/15/13	265,561

	Oil & Gas Exploration & Production 0.3%
300,000	Apache Corp., 6.25%, 4/15/12	327,083

	Other Diversified Financial Services 1.3%
600,000	Bear Stearns Co., LLC (The), 5.70%, 11/15/14	660,200
600,000	JPMorgan Chase & Co., 4.85%, 6/16/11	628,024
260,000	Source One Mortgage Services, 9.00%, 6/1/12, Series B	278,946

		1,567,170

	Personal Products 0.6%
655,000	Avon Products, Inc., 5.625%, 3/1/14	713,883

	Pharmaceuticals 1.1%
600,000	AstraZeneca plc, 5.40%, 9/15/12 (United Kingdom)	655,412
625,000	Pfizer, Inc., 5.35%, 3/15/15	683,065

		1,338,477

	Property & Casualty Insurance 1.3%
435,000	Allstate Corp. (The), 7.50%, 6/15/13	488,049
650,000	Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	692,959
325,000	Progressive Corp. (The), 6.375%, 1/15/12	348,294

		1,529,302

	Railroads 0.7%
300,000	Burlington Northern Santa Fe, 4.30%, 7/1/13	315,259
500,000	Union Pacific Corp., 6.125%, 1/15/12	543,534

		858,793

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Principal Amount		Value
	Regional Banks 1.1%
$800,000	BB&T Corp., 4.75%, 10/1/12	$832,809
200,000	Fifth Third Bancorp, 5.45%, 1/15/17	179,048
250,000	Old National Bancorp, 5.00%, 5/20/10 MTN	251,268

		1,263,125

	Soft Drinks 0.5%
600,000	Bottling Group, LLC, 4.625%, 11/15/12	643,187

	Special Purpose Entity 0.2%
244,000	Targeted Return Index Fund, 6.814%, 1/15/12, Series 2002-10*** ^^^	267,668

	Specialized Finance 0.5%
600,000	CME Group, Inc., 5.40%, 08/1/13	647,528

	Systems Software 0.6%
650,000	Oracle Corp., 4.95%, 4/15/13	697,490

	Total Corporate Bonds (cost $30,842,091)	32,302,127

	MUNICIPAL BONDS 1.9%
650,000	Arizona State Transportation Board Highway Revenue, 5.00%, 7/1/23	703,391
500,000	Iowa Student Loan Liquidity Corp., 12/1/37, 0.00% *** ^^^	486,000
600,000	Kentucky Higher Education Student Loan Corp., 6/1/36, 0.601%, Series A-2*** ^^^	583,200
500,000	Richmond, CA Joint Powers Financing Authority Revenue, 8.25%, 7/01/19	486,595

	Total Municipal Bonds (cost $2,253,187)	2,259,186

Shares		Value
	MUTUAL FUNDS 0.6%

	Mutual Funds 0.6%
42,765	Eaton Vance Short Duration Diversified Income Fund	$689,372

	Total Mutual Funds (cost $633,077)	689,372

	EXCHANGE TRADED FUNDS 1.2%
14,000	iShares iBoxx Investment Grade Corporate Bond Fund	1,458,100

	Total Exchange Traded Funds (cost $1,253,950)	1,458,100

Principal Amount		Value
	U.S. GOVERNMENT AGENCY SECURITIES 21.8%
$1,000,000	Federal Farm Credit Bank, 2.25%, 4/24/12	$1,016,766
1,000,000	Federal Farm Credit Bank, 3.85%, 2/11/15	1,036,229
650,000	Federal Farm Credit Bank, 4.875%, 4/1/14	708,741
500,000	Federal Farm Credit Bank, 4.875%, 1/17/17	532,063
650,000	Federal Farm Credit Bank, 5.20%, 12/27/12	678,354
1,000,000	Federal Home Loan Bank, 1.00%, 3/22/13	1,001,186
1,000,000	Federal Home Loan Bank, 1.375%, 11/19/12	995,664
1,000,000	Federal Home Loan Bank, 2.00%, 7/27/12	1,001,920
1,000,000	Federal Home Loan Bank, 2.00%, 7/17/14	1,008,291
750,000	Federal Home Loan Bank, 3.1%, 12/30/14	745,682
1,000,000	Federal Home Loan Bank, 4.875%, 11/15/11, Series RY11	1,068,267
400,000	Federal Home Loan Bank, 5.00%, 12/16/11, Series WE11	429,230
1,550,000	Federal Home Loan Bank, 5.00%, 9/14/12	1,677,565
1,000,000	Federal Home Loan Mortgage Corp., 2.125%, 9/21/12	1,010,636
850,000	Federal Home Loan Mortgage Corp., 4.75%, 11/17/15	919,673
1,400,000	Federal Home Loan Mortgage Corp., 5.50%, 3/28/16	1,463,878
700,000	Federal Home Loan Mortgage Corp., 5.55%, 10/4/16	739,162
1,000,000	Federal National Mortgage Assoc., 1.45%, 5/12/11	1,003,312
1,000,000	Federal National Mortgage Assoc., 2.05%, 5/21/14	998,059
700,000	Federal National Mortgage Assoc., 2.20%, 12/3/12	701,657
900,000	Federal National Mortgage Assoc., 2.375%, 3/23/12	909,241
600,000	Federal National Mortgage Assoc., 4.00%, 1/18/13	617,182
750,000	Federal National Mortgage Assoc., 4.375%, 9/15/12	803,092

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Principal Amount		Value
$1,500,000	Federal National Mortgage Assoc., 4.375%, 7/17/13	$1,608,072
700,000	Federal National Mortgage Assoc., 5.00%, 4/26/17	709,153
600,000	Federal National Mortgage Assoc., 5.24%, 8/7/18	627,670
800,000	Tennessee Valley Authority, 6.00%, 3/15/13, Series C	895,143
1,000,000	Tennessee Valley Authority, 6.25%, 12/15/17, Series E	1,140,598

	Total U.S. Government Agency Securities (cost $25,513,367)	26,046,486

	U.S. TREASURY NOTES 8.4%
5,200,000	U.S. Treasury Note, 3.75%, 11/15/18	5,199,594
4,500,000	U.S. Treasury Note, 4.25%, 8/15/15	4,816,404

	Total U.S. Treasury Notes (cost $10,017,376)	10,015,998

	U.S. TREASURY INFLATION PROTECTED BONDS 4.3%
4,952,928	U.S. Treasury Note, 1.625%, 1/15/18	5,070,174

	Total U.S. Treasury Inflation Protected Bonds (cost $4,953,691)	5,070,174

Shares		Value
	PREFERRED STOCKS 0.6%

	Diversified Banks 0.3%
19,700	CABCO TST For GS CAP 1, 3.25%, 2/15/34, Series GS Pfd.* ^^^	$374,694

	Investment Banking & Brokerage 0.1%
5,000	Morgan Stanley Cap Tr VI , 6.60%, 2/1/46 Pfd.*	112,250

	Other Diversified Financial Services 0.2%
5,000	Bank of America Corp., 8.20%, 5/1/13, Series H, Pfd.*	120,850
8,000	ING Groep N.V., 7.375% Pfd.* (Netherlands)	157,600

		278,450

	Total Preferred Stocks (cost $906,511)	765,394

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.8%

	Repurchase Agreement 2.8%
$3,373,000	Repurchase Agreement dated 12/31/09, 0.01% due 1/4/10 with Fixed Income Clearing Corporation collateralized by $3,470,000 of United States Treasury Notes 3.25% due 12/31/16; value: $3,443,975; repurchase proceeds: $3,373,002 (cost $3,373,000)	$3,373,000

	Total Short-Term Investments (cost $3,373,000)	3,373,000

	Total Investments (cost $115,402,400) 99.2%	118,429,153
	Other Assets less Liabilities 0.8%	900,944

	NET ASSETS 100.0%	$119,330,097

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

^^^Variable Rate Securities.

MTN Medium Term Note.

See Notes to Schedules of Investments.

At December 31, 2009, Wasatch-1st Source Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	1.8
Jersey, C.I.	0.4
Netherlands	0.1
United Kingdom	1.4
United States	96.3

Total	100.0%

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2009 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds, Inc. is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 18 series or “funds” (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Global Science & Technology Fund, Heritage Growth Fund, International Growth Fund, International Opportunities Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, Wasatch-1st Source Income Equity Fund, Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) and Wasatch-1st Source Income Fund are each diversified funds. The Emerging Markets Small Cap Fund, Global Opportunities Fund, Heritage Value Fund, and Wasatch 1st Source Long/Short Fund are each non-diversified funds. Each Fund maintains its own investment objective. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor” or “Wasatch”) as investment advisor.

The Core Growth Fund, Emerging Markets Small Cap Fund, Global Opportunities Fund, Global Science & Technology Fund, Heritage Growth Fund, Heritage Value Fund, International Growth Fund, International Opportunities Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, Wasatch-1st Source Income Equity Fund, and Wasatch-1st Source Long/Short Fund are referred to herein as the “Equity Funds.”

1st Source Corporation Investment Advisors, Inc. (“1st Source”) signed an asset purchase agreement with Wasatch relating to the acquisition by Wasatch of certain 1st Source mutual fund advisor business assets related to its management of the 1st Source Monogram Income Fund, the 1st Source Monogram Income Equity Fund and the 1st Source Monogram Long/Short Fund.

At a Special Meeting of the Shareholders of the 1st Source Monogram Income Fund, a series of The Coventry Group, held on December 11, 2008, the shareholders of 1st Source Monogram Income Fund approved the acquisition of all of the assets of the 1st Source Monogram Income Fund by the Wasatch-1st Source Income Fund in exchange for shares of the Wasatch-1st Source Income Fund and the assumption of all liabilities of the 1st Source Monogram Income Fund by the Wasatch-1st Source Income Fund and the subsequent liquidation and dissolution of the 1st Source Monogram Income Fund.

At a Special Meeting of the Shareholders of the 1st Source Monogram Income Equity Fund, a series of The Coventry Group, held on December 11, 2008, the shareholders of 1st Source Monogram Income Equity Fund approved the acquisition of all of the assets of the 1st Source Monogram Income Equity Fund by the Wasatch-1st Source Income Equity Fund in exchange for shares of the Wasatch-1st Source Income Equity Fund and the assumption of all liabilities of the 1st Source Monogram Income Equity Fund by the Wasatch-1st Source Income Equity Fund and the subsequent liquidation and dissolution of the 1st Source Monogram Income Equity Fund.

At a Special Meeting of the Shareholders of the 1st Source Monogram Long/Short Fund, a series of The Coventry Group, held on December 11, 2008, the shareholders of 1st Source Monogram Long/Short Fund approved the acquisition of all of the assets of the 1st Source Monogram Long/Short Fund by the Wasatch-1st Source Long/Short Fund in exchange for shares of the Wasatch-1st Source Long/Short Fund and the assumption of all liabilities of the 1st Source Monogram Long/Short Fund by the Wasatch-1st Source Long/Short Fund and the subsequent liquidation and dissolution of the 1st Source Monogram Long/Short Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2009.

Valuation of Securities – Securities are valued as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a given day, then the security is valued at the most recent bid price on the primary exchange or market as provided by a pricing service. Debt securities (other than short-term instruments) are valued at current market value by a commercial pricing service, or by using the last sale or bid price. Short term securities, which mature in 60 days or less at time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked to market. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the most recent bid price on the primary exchange or market as provided by a pricing service. If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Joint Pricing Committee of the Advisor and the Funds (“Pricing Committee”) with oversight by the Board of Directors. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2009 (UNAUDITED)

limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

Additionally, a Fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depository Receipts (“SPDRs”) and other exchange traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities.

As of December 31, 2009, the aggregate amount of fair valued securities, excluding any foreign securities fair valued pursuant to a systematic fair valuation model, as a percentage of net assets for the Funds was as follows:

Core Growth Fund	1.77%
Emerging Markets Small Cap Fund	<0.01%
Global Opportunities Fund	0.03%
Global Science & Technology Fund	1.94%
Heritage Growth Fund	—
Heritage Value Fund	—
International Growth Fund	1.21%
International Opportunities Fund	0.25%
Micro Cap Fund	0.44%
Micro Cap Value Fund	0.95%
Small Cap Growth Fund	0.94%
Small Cap Value Fund	1.94%
Strategic Income Fund	0.97%
Ultra Growth Fund	4.68%
Wasatch-1st Source Income Equity Fund	—
Wasatch-1st Source Long/Short Fund	—
U.S. Treasury Fund	—
Wasatch-1st Source Income Fund	1.12%

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a Fund could be exposed to a credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

        Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received from Real Estate Investment Trust securities include return of capital distributions; such distributions are recorded as income, and adjusted accordingly for tax purposes.

Short Sales – To a limited extent, the Equity Funds, except the Wasatch-1st Source Income Equity Fund, may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. (Effective January 31, 2010, the Wasatch-1st Source Income Equity Fund may enter into short sales to the same extent as the Equity Funds.) The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Options Transactions – The Equity Funds and the Income Fund may buy and sell put and call options, write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2009 (UNAUDITED)

option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

3. OPTIONS CONTRACTS WRITTEN

Options written activity during the year or period ended December 31, 2009 was as follows:

	Options Outstanding at Beginning of Period	Written	Closed	Exercised	Expired	Options Outstanding at End of Period
Heritage Growth Fund
Premium amount	$—	$6,265	$(6,265)	$—	$—	$—
Number of contracts	—	35	(35)	—	—	—
Heritage Value Fund
Premium amount	$—	$37,504	$(8,907)	$(14,392)	$(7,705)	$6,500
Number of contracts	—	244	(45)	(81)	(58)	60
Micro Cap Value Fund
Premium amount	$—	$159,669	$—	$(159,669)	$—	$—
Number of contracts	—	1,570	—	(1,570)	—	—
Strategic Income Fund
Premium amount	$20,877	$792	$(11,373)	$(6,412)	$(3,884)	$—
Number of contracts	273	33	(158)	(63)	(85)	—
Wasatch-1st Source Long/Short Fund
Premium amount	$1,604,392	$980,672	$(734,480)	$(979,609)	$(225,244)	$645,731
Number of contracts	5,262	4,560	(1,800)	(4,222)	(1,300)	2,500

4. FEDERAL INCOME TAX INFORMATION

As of December 31, 2009, the cost and unrealized appreciation (depreciation) of securities, excluding written options, foreign currency contracts and securities sold short, on a tax basis were as follows:

	Core Growth Fund	Emerging Markets Small Cap Fund	Global Opportunities Fund	Global Science & Technology Fund	Heritage Growth Fund	Heritage Value Fund
Cost	$340,116,480	$68,845,230	$110,797,467	$52,646,522	$68,652,630	$3,306,351

Gross appreciation	$82,375,642	$19,399,921	$35,152,374	$12,897,471	$11,756,228	$577,414
Gross (depreciation)	(37,751,770)	(1,802,403)	(1,136,599)	(4,416,737)	(1,945,874)	(10,845)

Net appreciation (depreciation)	$44,623,872	$17,597,518	$34,015,775	$8,480,734	$9,810,354	$566,569

	International Growth Fund	International Opportunities Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Cost	$148,740,052	$88,869,137	$272,726,048	$127,070,049	$723,621,132	$208,609,589

Gross appreciation	$49,015,600	$30,153,945	$57,215,479	$25,657,011	$235,294,606	$38,540,866
Gross (depreciation)	(11,785,249)	(4,689,198)	(48,153,736)	(3,711,814)	(46,010,510)	(29,959,353)

Net appreciation (depreciation)	$37,230,351	$25,464,747	$9,061,743	$21,945,197	$189,284,096	$8,581,513

	Strategic Income Fund	Ultra Growth Fund	Wasatch-1st Source Income Equity Fund	Wasatch-1st Source Long/Short Fund	U.S. Treasury Fund	Wasatch-1st Source Income Fund
Cost	$17,395,421	$99,262,073	$1,342,645,690	$172,010,513	$144,279,095	$115,416,675

Gross appreciation	$2,010,534	$35,365,418	$209,261,023	$21,410,883	$1,228,985	$3,631,897
Gross (depreciation)	(1,541,181)	(9,041,805)	(28,544,931)	(1,688,869)	(7,390,449)	(619,419)

Net appreciation (depreciation)	$469,353	$26,323,613	$180,716,092	$19,722,014	$(6,161,464)	$3,012,478

The difference between book-basis and tax-basis unrealized gains are primarily attributable to wash sales and other temporary tax adjustments.

5. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Advisor, with oversight by the Board of Directors and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At December 31, 2009, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Core Growth Fund
Solar Capital, LLC	Common Stock	3/7/07	$13,200,900	$6,811,664	1.77%
Global Opportunities Fund
Cardica, Inc.	PIPE	9/25/09	$95,200	$92,800	0.06%
Cardica, Inc.	Warrants	9/25/09	5,000	5,000	—

			$100,200	$97,800	0.06%
Global Science & Technology Fund
BlueArc Corp.	Warrants	5/30/08	$—	$—	—
BlueArc Corp., Series DD	Preferred Stock	6/6/06	324,998	287,318	0.46%
BlueArc Corp., Series FF	Preferred Stock	5/30/08	628,067	534,091	0.86%
Cardica, Inc.	PIPE	9/25/09	170,170	165,880	0.27%
Cardica, Inc.	Warrants	9/25/09	8,937	8,937	0.01%
Incipient, Inc., Series D	Preferred Stock	2/7/06	139,219	—	—
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 - 11/04/09	414,387	369,624	0.60%
Xtera	Common Stock	9/3/03	7,076	2,220	—

			$1,692,854	$1,368,070	2.20%
Micro Cap Fund
Alexza Pharmaceuticals, Inc.	PIPE	9/29/09	$758,197	$784,342	0.28%
Alexza Pharmaceuticals, Inc.	Warrants	9/29/09	36,766	36,766	0.01%
Cardica, Inc.	PIPE	9/25/09	767,550	748,200	0.27%
Cardica, Inc.	Warrants	6/7/07	19,380	—	—
Cardica, Inc.	Warrants	9/25/09	40,313	40,313	0.01%
Goldwater Bank, N.A.	Common Stock	2/28/07	1,540,000	1,156,540	0.41%
Ithaca Energy, Inc.	Common Stock	6/5/06	1,965,844	1,448,327	0.52%
Washington Trust Bancorp	PIPE	10/2/08	1,698,800	1,323,365	0.47%

			$6,826,850	$5,537,853	1.97%
Micro Cap Value Fund
Cardica, Inc.	PIPE	9/25/09	$262,990	$256,360	0.17%
Cardica, Inc.	Warrants	6/7/07	9,302	—	—
Cardica, Inc.	Warrants	9/25/09	13,812	13,812	0.01%
Goldwater Bank, N.A.	Common Stock	2/28/07	419,000	314,669	0.21%
Idaho Trust Bancorp	Common Stock	8/30/06	500,004	256,669	0.17%
NeurogesX, Inc.	PIPE	12/28/07	525,300	655,350	0.44%
NeurogesX, Inc.	Warrants	12/28/07	3,800	—	—

			$1,734,208	$1,496,860	1.00%

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Small Cap Growth Fund
Alexza Pharmaceuticals, Inc.	PIPE	9/29/09	$949,810	$982,562	0.11%
Alexza Pharmaceuticals, Inc.	Warrants	9/29/09	46,058	46,058	0.01%
Fluidigm Corp., Series E	Preferred Stock	12/22/06 - 11/18/09	2,617,258	2,617,258	0.29%
Fluidigm Corp.	Warrants	8/18/09	11	11	—
Incipient, Inc., Series D	Preferred Stock	2/7/06	1,860,778	—	—
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 - 11/04/09	4,143,853	3,696,232	0.40%
Montagu Newhall Global Partners III-B, L.P.	LP Interest	3/16/06 - 11/18/09	975,000	890,217	0.10%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	2,000,000	949,152	0.10%
Orexigen Therapeutics, Inc., Series C	PIPE	11/21/06	1,000,001	1,087,720	0.12%
TargetRX, Inc.	Common Stock	4/8/05	769,098	3,628	—
Valera Pharmaceuticals, Inc. Ureteral Stent CSR	Rights	2/1/06 - 2/2/06	162,615	—	—
Valera Pharmaceuticals, Inc. VP003
(Octreotide Implant) CSR	Rights	2/1/06 - 2/2/06	243,922	210,611	0.02%
Zonare Medical Systems, Inc.	Common Stock	6/30/04	1,500,000	178,224	0.02%
Zonare Medical Systems, Inc.	Warrants	6/30/04	—	—	—

			$16,268,404	$10,661,673	1.17%
Small Cap Value Fund
Solar Capital, LLC	Common Stock	3/7/07	$7,079,100	$3,652,816	1.66%
Star Asia Financial Ltd.	Common Stock	2/22/07	6,000,000	54,000	0.02%

			$13,079,100	$3,706,816	1.68%
Strategic Income Fund
Redcorp Ventures Ltd.	PIPE	7/5/07	$—	$—	—
Redcorp Ventures Ltd.	Warrants	12/18/08	—	—	—
Redcorp Ventures Ltd., 13.00%, 7/11/12	Corporate Bond	7/5/07	231,017	23,341	0.13%
Redcorp Ventures Ltd. - NSR Interest	Royalty Interest	12/18/08	—	—	—
Solar Capital, LLC	Common Stock	3/7/07	294,000	151,704	0.84%
Star Asia Financial Ltd.	Common Stock	2/22/07 - 4/28/08	619,710	15,551	0.09%

			$1,144,727	$190,596	1.06%
Ultra Growth Fund
Alexza Pharmaceuticals, Inc.	PIPE	9/29/09	$175,784	$181,845	0.15%
Alexza Pharmaceuticals, Inc.	Warrants	9/29/09	8,524	8,524	0.01%
Cardica, Inc.	PIPE	9/25/09	392,700	382,800	0.31%
Cardica, Inc.	Warrants	9/25/09	20,625	20,625	0.02%
Data Sciences International, Inc., Series B	Preferred Stock	1/20/06	475,001	807,502	0.64%
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 - 11/04/09	3,729,467	3,326,610	2.65%
Montagu Newhall Global Partners III-B, L.P.	LP Interest	3/16/06 - 11/18/09	975,000	890,217	0.71%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	500,001	237,289	0.19%
Ophthonix, Inc.	Common Stock	9/23/05	500,000	504	—
TargetRX, Inc.	Common Stock	4/8/05	230,904	1,089	—
TherOx, Inc., Series I	Preferred Stock	7/7/05	1,000,000	429,267	0.34%
Xtera	Common Stock	9/3/03	99,065	31,072	0.02%
Zonare Medical Systems, Inc.	Common Stock	6/30/04	1,000,000	118,816	0.09%
Zonare Medical Systems, Inc.	Warrants	6/30/04	—	—	—

			$9,107,071	$6,436,160	5.13%

6. PURCHASE COMMITMENTS

In September 2003, the Global Science & Technology, Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Montagu Newhall Global Partners II-B, L.P. The remaining commitment amounts at December 31, 2009 were $80,000, $800,000 and $720,000, respectively. Securities held by the Funds have been designated to meet these purchase commitments.

In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Montagu Newhall Global Partners III-B, L.P. The remaining commitment amounts at December 31, 2009 were $525,000 per Fund. Securities held by the Funds have been designated to meet these purchase commitments.

7. PRINCIPAL RISKS

Market and Credit Risk – In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2009 (UNAUDITED)

cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Schedules of Investments.

Interest Rate Risk – Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. A rise in interest rates typically causes a fall in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk.

Foreign Currency Risk – If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. This also includes the risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments.

Region Risk – Emerging Markets Small Cap Fund, Global Opportunities Fund, Global Science & Technology Fund, International Growth Fund and International Opportunities Fund each invest in equity and fixed income securities of non-U.S. issuers. Although the Funds maintain a diversified investment portfolio, political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an adverse effect on the liquidity and volatility of portfolio securities and currency holdings.

8. FAIR VALUE MEASUREMENTS

The various inputs used in determining the fair value of the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2009
Core Growth Fund
Common Stocks	Agricultural Products	$—	$8,816,615	$—	$8,816,615
	Apparel, Accessories & Luxury Goods	—	7,554,310	—	7,554,310
	Asset Management & Custody Banks	9,479,864	—	6,811,664	16,291,528
	Diversified Banks	—	5,723,946	—	5,723,946
	Footwear	—	3,601,929	—	3,601,929
	Semiconductors	13,199,370	3,769,184	—	16,968,554
	Specialized Finance	10,950,812	2,104,712	—	13,055,524
	Thrifts & Mortgage Finance	—	5,188,924	—	5,188,924
	Other	287,284,610	—	—	287,284,610
Preferred Stocks		5,968,412	—	—	5,968,412
Short-Term Investments		—	14,286,000	—	14,286,000

		$326,883,068	$51,045,620	$6,811,664	$384,740,352

Emerging Markets Small Cap Fund
Common Stocks	Apparel Retail	$286,832	$653,011	$—	$939,843
	Apparel, Accessories & Luxury Goods	681,053	1,792,757	—	2,473,810
	Brewers	270,004	1,700,547	—	1,970,551
	Broadcasting	424,265	—	—	424,265
	Building Products	907,315	—	—	907,315
	Construction Materials	501,529	4,207,925	—	4,709,454
	Consumer Finance	1,045,703	—	—	1,045,703
	Department Stores	1,729,238	1,801,539	—	3,530,777
	Diversified Banks	398,150	2,530,479	—	2,928,629
	Drug Retail	268,287	—	—	268,287
	Food Retail	1,562,939	1,742,647	—	3,305,586
	Footwear	316,519	1,004,138	—	1,320,657
	Health Care Equipment	166,717	—	—	166,717
	Health Care Services	158,443	—	—	158,443
	Home Entertainment Software	306,453	581,937	—	888,390
	Hotels, Resorts & Cruise Lines	238,722	383,585	—	622,307
	Industrial Machinery	584,868	3,022,625	—	3,607,493
	Investment Banking & Brokerage	401,212	—	—	401,212
	Life & Health Insurance	502,045	172,738	—	674,783
	Managed Health Care	824,593	—	—	824,593
	Marine Ports & Services	1,192,031	465,899	—	1,657,930
	Oil & Gas Exploration & Production	787,225	920,634	—	1,707,859
	Other Diversified Financial Services	1,874,868	—	—	1,874,868
	Packaged Foods & Meats	245,543	913,269	—	1,158,812
	Pharmaceuticals	435,305	1,875,893	—	2,311,198
	Restaurants	831,031	562,460	299	1,393,790
	Specialized Finance	1,315,610	1,334,400	—	2,650,010
	Specialty Stores	779,655	—	—	779,655
	Other	—	30,701,403	—	30,701,403
Preferred Stocks		3,078,408	—	—	3,078,408
Short-Term Investments		—	7,960,000	—	7,960,000
Other Financial Instruments		6,065	—	—	6,065

		$22,120,628	$64,327,886	$299	$86,448,813

Global Opportunities Fund
Common Stocks	Advertising	$—	$413,020	$—	$413,020
	Aerospace & Defense	—	563,134	—	563,134
	Agricultural Products	—	925,489	—	925,489
	Air Freight & Logistics	80,160	928,822	—	1,008,982
	Aluminum	—	316,272	—	316,272
	Apparel Retail	1,126,875	523,551	—	1,650,426
	Apparel, Accessories & Luxury Goods	1,455,096	7,297,697	—	8,752,793
	Application Software	1,336,617	1,368,265	—	2,704,882
	Asset Management & Custody Banks	2,505,157	225,190	—	2,730,347
	Auto Parts & Equipment	155,232	—	29,069	184,301
	Automotive Retail	499,372	379,681	—	879,053
	Biotechnology	1,192,071	1,073,188	—	2,265,259
	Commodity Chemicals	—	169,064	—	169,064
	Computer Storage & Peripherals	458,800	447,085	—	905,885
	Construction & Engineering	337,047	904,147	—	1,241,194
	Construction & Farm Machinery & Heavy Trucks	—	350,220	—	350,220
	Construction Materials	219,003	570,061	—	789,064
	Data Processing & Outsourced Services	1,847,479	3,201,464	—	5,048,943
	Diversified Banks	133,982	1,614,064	—	1,748,046
	Diversified Support Services	1,289,426	358,519	—	1,647,945
	Drug Retail	—	1,310,040	—	1,310,040
	Education Services	1,569,006	287,793	—	1,856,799
	Electrical Components & Equipment	272,640	699,286	—	971,926
	Electronic Equipment & Instruments	85,817	667,196	—	753,013
	Electronic Manufacturing Services	498,440	505,003	—	1,003,443
	Environmental & Facilities Services	—	207,728	—	207,728
	Food Retail	303,946	1,007,143	—	1,311,089
	Footwear	—	509,046	—	509,046
	Gold	—	163,927	—	163,927
	Health Care Equipment	4,243,066	4,099,011	—	8,342,077
	Health Care Facilities	1,774,137	770,548	—	2,544,685
	Health Care Supplies	193,132	1,837,737	—	2,030,869
	Health Care Technology	82,929	206,217	—	289,146
	Home Entertainment Software	475,348	299,589	—	774,937
	Home Improvement Retail	450,240	1,560,011	—	2,010,251
	Household Appliances	—	473,771	—	473,771
	Human Resource & Employment Services	1,063,854	1,499,904	—	2,563,758
	Industrial Machinery	1,563,466	2,592,078	—	4,155,544
	Internet Retail	—	1,608,415	—	1,608,415
	Internet Software & Services	876,558	1,138,658	—	2,015,216
	Investment Banking & Brokerage	459,700	191,285	—	650,985
	IT Consulting & Other Services	1,058,777	1,709,524	—	2,768,301
	Leisure Products	194,616	141,302	—	335,918
	Life Sciences Tools & Services	2,991,239	2,338,451	—	5,329,690
	Oil & Gas Equipment & Services	756,840	1,338,321	—	2,095,161
	Oil & Gas Exploration & Production	574,259	1,344,455	—	1,918,714
	Other Diversified Financial Services	424,799	121,965	—	546,764
	Packaged Foods & Meats	320,005	153,527	—	473,532
	Personal Products	412,433	186,848	5,026	604,307
	Pharmaceuticals	—	1,872,209	—	1,872,209
	Property & Casualty Insurance	—	472,788	—	472,788
	Regional Banks	1,721,365	359,344	—	2,080,709
	Research & Consulting Services	3,800,111	1,776,882	—	5,576,993
	Restaurants	—	1,364,164	—	1,364,164
	Semiconductor Equipment	1,085,292	81,429	—	1,166,721
	Semiconductors	7,487,809	2,310,617	—	9,798,426
	Soft Drinks	—	216,980	—	216,980
	Specialized Consumer Services	—	304,176	—	304,176
	Specialized Finance	2,211,587	481,383	—	2,692,970
	Specialty Chemicals	—	1,610,750	—	1,610,750
	Systems Software	740,989	1,315,084	—	2,056,073
	Thrifts & Mortgage Finance	899,805	628,189	—	1,527,994
	Trading Companies & Distributors	3,126,775	1,566,000	—	4,692,775
	Other	18,096,509	—	—	18,096,509
Preferred Stocks		782,258	—	—	782,258
Warrants		5,376	5,000	—	10,376
Short-Term Investments		—	6,577,000	—	6,577,000
Other Financial Instruments		481	—	—	481

		$73,239,921	$71,539,707	$34,095	$144,813,723

Global Science & Technology Fund
Common Stocks	Advertising	$—	$672,096	$—	$672,096
	Air Freight & Logistics	—	513,348	—	513,348
	Application Software	1,124,229	1,132,672	—	2,256,901
	Biotechnology	652,500	657,374	—	1,309,874
	Data Processing & Outsourced Services	2,952,986	1,305,970	—	4,258,956
	Electrical Components & Equipment	—	694,324	—	694,324
	Electronic Equipment & Instruments	—	647,765	—	647,765
	Health Care Equipment	3,447,798	1,419,650	—	4,867,448
	Health Care Facilities	523,320	693,286	—	1,216,606
	Health Care Supplies	—	1,820,154	—	1,820,154
	Health Care Technology	632,727	822,521	—	1,455,248
	Industrial Machinery	660,540	875,642	—	1,536,182
	Internet Software & Services	2,461,284	—	2,220	2,463,504
	IT Consulting & Other Services	1,996,605	747,368	—	2,743,973
	Life Sciences Tools & Services	2,299,858	1,032,528	—	3,332,386
	Oil & Gas Equipment & Services	618,341	862,458	—	1,480,799
	Pharmaceuticals	744,385	1,275,295	—	2,019,680
	Semiconductors	7,604,171	585,576	—	8,189,747
	Other	14,103,068	—	—	14,103,068
Preferred Stocks		—	—	821,409	821,409
Exchange Traded Funds		395,227	—	—	395,227
Limited Partnership Interest		—	—	369,624	369,624
Warrants		—	8,937	—	8,937
Short-Term Investments		—	3,950,000	—	3,950,000
Other Financial Instruments		(697)	—	—	(697)

		$40,216,342	$19,716,964	$1,193,253	$61,126,559

Heritage Growth Fund
Common Stocks	Apparel Retail	$1,656,080	$794,309	$—	$2,450,389
	Thrifts & Mortgage Finance	1,790,969	748,624	—	2,539,593
	Other	70,161,002	—	—	70,161,002
Short-Term Investments		—	3,312,000	—	3,312,000

		$73,608,051	$4,854,933	$—	$78,462,984

Heritage Value Fund
Common Stocks	Agricultural Products	$102,128	$123,778	$—	$225,906
	Oil & Gas Drilling	97,680	95,744	—	193,424
	Other	2,997,640	—	—	2,997,640
Preferred Stocks		101,950	—	—	101,950
Short-Term Investments		—	354,000	—	354,000
Call Options Written		(9,708)	—	—	(9,708)
Other Financial Instruments		—	(3,040)	—	(3,040)

		$3,289,690	$570,482	$—	$3,860,172

International Growth Fund
Common Stocks	Construction Materials	$1,650,894	$5,478,312	$—	$7,129,206
	Consumer Finance	1,255,742	—	—	1,255,742
	Department Stores	1,025,048	—	—	1,025,048
	Diversified Banks	1,523,648	5,432,378	—	6,956,026
	Diversified Metals & Mining	1,422,144	1,500,808	—	2,922,952
	Food Retail	2,248,720	3,842,716	—	6,091,436
	Health Care Equipment	2,009,760	6,010,048	—	8,019,808
	Health Care Services	372,870	—	—	372,870
	Home Entertainment Software	1,858,711	—	—	1,858,711
	Industrial Machinery	3,062,792	6,447,553	—	9,510,345
	Oil & Gas Equipment & Services	1,171,795	6,893,539	—	8,065,334
	Oil & Gas Exploration & Production	1,506,312	6,508,755	—	8,015,067
	Other Diversified Financial Services	2,831,175	—	—	2,831,175
	Personal Products	4,003,694	1,887,362	—	5,891,056
	Research & Consulting Services	851,816	4,087,733	—	4,939,549
	Specialized Finance	3,830,183	10,537,838	—	14,368,021
	Thrifts & Mortgage Finance	2,022,973	4,280,741	—	6,303,714
	Other	—	84,701,282	—	84,701,282
Preferred Stocks		2,526,061	—	—	2,526,061
Short-Term Investments		—	3,187,000	—	3,187,000

		$35,174,338	$150,796,065	$—	$185,970,403

International Opportunities Fund
Common Stocks	Apparel, Accessories & Luxury Goods	$763,407	$6,482,969	$—	$7,246,376
	Application Software	748,388	2,680,021	—	3,428,409
	Auto Parts & Equipment	—	—	58,845	58,845
	Biotechnology	273,533	1,417,634	—	1,691,167
	Construction & Engineering	890,663	2,444,460	—	3,335,123
	Consumer Finance	1,214,116	—	—	1,214,116
	Department Stores	503,478	—	—	503,478
	Education Services	604,907	979,525	7,404	1,591,836
	Electrical Components & Equipment	1,013,033	3,970,875	—	4,983,908
	Food Retail	525,615	1,529,438	—	2,055,053
	Health Care Equipment	450,458	2,664,164	—	3,114,622
	Home Entertainment Software	436,009	318,518	—	754,527
	Industrial Machinery	1,032,662	4,183,481	—	5,216,143
	IT Consulting & Other Services	1,214,051	1,721,217	—	2,935,268
	Life Sciences Tools & Services	412,109	3,721,641	—	4,133,750
	Managed Health Care	867,412	—	—	867,412
	Oil & Gas Drilling	631,582	—	—	631,582
	Oil & Gas Equipment & Services	1,375,171	607,226	—	1,982,397
	Oil & Gas Exploration & Production	1,458,527	2,977,832	—	4,436,359
	Other Diversified Financial Services	465,724	—	—	465,724
	Packaged Foods & Meats	1,053,675	904,939	—	1,958,614
	Personal Products	635,765	642,944	8,542	1,287,251
	Pharmaceuticals	1,114,892	1,564,947	—	2,679,839
	Regional Banks	662,700	—	—	662,700
	Restaurants	432,243	1,224,568	750	1,657,561
	Semiconductors	672,039	1,130,654	—	1,802,693
	Specialized Finance	1,123,120	2,353,279	—	3,476,399
	Specialty Stores	903,203	376,931	—	1,280,134
	Systems Software	517,862	1,877,059	—	2,394,921
	Thrifts & Mortgage Finance	1,725,860	844,469	—	2,570,329
	Trading Companies & Distributors	349,274	346,478	—	695,752
	Other	—	33,714,002	—	33,714,002
Preferred Stocks		1,280,401	—	—	1,280,401
Exchange Traded Funds		1,145,193	—	—	1,145,193
Short-Term Investments		—	7,082,000	—	7,082,000
Other Financial Instruments		9,555	146,009	—	155,564

		$26,506,627	$87,907,280	$75,541	$114,489,448

Micro Cap Fund
Common Stocks	Air Freight & Logistics	$—	$2,812,248	$—	$2,812,248
	Apparel, Accessories & Luxury Goods	3,150,334	5,490,126	—	8,640,460
	Asset Management & Custody Banks	8,552,596	3,798,236	—	12,350,832
	Footwear	—	2,064,075	—	2,064,075
	Health Care Equipment	12,356,512	3,156,337	—	15,512,849
	Health Care Supplies	1,504,996	5,725,450	—	7,230,446
	Health Care Technology	1,777,760	1,945,979	—	3,723,739
	Life Sciences Tools & Services	6,275,551	2,094,788	—	8,370,339
	Semiconductors	28,986,239	2,588,390	—	31,574,629
	Specialized Finance	—	2,597,748	1,156,540	3,754,288
	Thrifts & Mortgage Finance	4,137,527	2,323,073	—	6,460,600
	Other	166,733,335	—	—	166,733,335
Preferred Stocks		3,587,872	—	—	3,587,872
Warrants		—	77,079	—	77,079
Short-Term Investments		—	8,895,000	—	8,895,000
Other Financial Instruments		(8,188)	—	—	(8,188)

		$237,054,534	$43,568,529	$1,156,540	$281,779,603

Micro Cap Value Fund
Common Stocks	Apparel, Accessories & Luxury Goods	$—	$2,103,783	$—	$2,103,783
	Application Software	3,247,800	2,674,003	—	5,921,803
	Asset Management & Custody Banks	1,449,900	1,195,045	—	2,644,945
	Biotechnology	2,912,565	1,529,498	—	4,442,063
	Data Processing & Outsourced Services	1,315,000	1,382,710	—	2,697,710
	Department Stores	—	1,297,465	—	1,297,465
	Distributors	—	1,344,079	—	1,344,079
	Diversified Banks	452,800	—	256,669	709,469
	Diversified Metals and Mining	940,000	—	812,160	1,752,160
	Education Services	1,542,500	1,567,394	—	3,109,894
	Electrical Components & Equipment	965,800	1,349,543	—	2,315,343
	Footwear	—	1,074,134	—	1,074,134
	Gas Utilities	—	1,495,892	—	1,495,892
	Home Improvement Retail	—	1,447,704	—	1,447,704
	Industrial Machinery	3,310,300	1,065,105	—	4,375,405
	Life Sciences Tools & Services	—	171,974	—	171,974
	Pharmaceuticals	—	1,294,860	—	1,294,860
	Regional Banks	2,779,066	1,301,559	—	4,080,625
	Restaurants	676,337	1,110,672	—	1,787,009
	Specialized Finance	1,291,546	1,023,983	314,669	2,630,198
	Systems Software	2,996,010	1,059,704	—	4,055,714
	Thrifts & Mortgage Finance	—	1,297,514	—	1,297,514
	Trading Companies & Distributors	1,835,289	60,383	—	1,895,672
	Water Utilities	—	1,345,088	—	1,345,088
	Other	68,775,931	—	—	68,775,931
Warrants		—	13,812	—	13,812
Short-Term Investments		—	24,935,000	—	24,935,000
Other Financial Instruments		(2,438)	(52,688)	—	(55,126)

		$94,488,406	$53,088,216	$1,383,498	$148,960,120

Small Cap Growth
Common Stocks	Air Freight & Logistics	$—	$10,627,132	$—	$10,627,132
	Aluminum	—	7,357,080	—	7,357,080
	Apparel, Accessories & Luxury Goods	6,429,968	15,707,162	—	22,137,130
	Data Processing & Outsourced Services	11,136,729	16,381,798	—	27,518,527
	Footwear	—	1,865,581	—	1,865,581
	Health Care Equipment	16,018,731	—	178,224	16,196,955
	Health Care Services	19,643,592	—	3,628	19,677,220
	Human Resource & Employment Services	—	9,392,306	—	9,392,306
	Oil & Gas Equipment & Services	34,970,904	8,218,821	—	43,189,725
	Other Diversified Financial Services	—	3,120,712	—	3,120,712
	Packaged Foods & Meats	—	7,933,411	—	7,933,411
	Pharmaceuticals	2,559,177	5,391,243	—	7,950,420
	Other	687,284,082	—	—	687,284,082
Preferred Stocks		—	—	3,566,410	3,566,410
Limited Partnership Interest		—	—	4,586,449	4,586,449
Warrants		—	46,058	11	46,069
Rights		—	—	210,611	210,611
Short-Term Investments		—	59,919,000	—	59,919,000

		$758,399,591	$145,960,304	$8,545,333	$912,905,228

Small Cap Value Fund
Common Stocks	Air Freight & Logistics	$—	$2,973,496	$—	$2,973,496
	Asset Management & Custody Banks	5,406,737	—	3,652,816	9,059,553
	Diversified Banks	1,113,395	2,292,158	—	3,405,553
	Diversified Metals and Mining	1,721,140	—	611,827	2,332,967
	Diversified REITs	—	54,000	—	54,000
	Electrical Components & Equipment	—	4,469,190	—	4,469,190
	Footwear	—	1,740,512	—	1,740,512
	Thrifts & Mortgage Finance	—	2,030,425	—	2,030,425
	Other	185,308,406	—	—	185,308,406
Short-Term Investments		—	5,817,000	—	5,817,000

		$193,549,678	$19,376,781	$4,264,643	$217,191,102

Strategic Income Fund
Common Stocks	Asset Management & Custody Banks	$1,851,369	$—	$151,704	$2,003,073
	Diversified Banks	560,754	244,277	—	805,031
	Diversified REITs	470,916	15,551	—	486,467
	Life Sciences Tools & Services	362,031	386,796	—	748,827
	Other	11,586,547	—	—	11,586,547
Exchange Traded Funds		829,558	—	—	829,558
Limited Partnership Interest		348,677	—	—	348,677
Royalty Interest		—	—	—	—
Corporate Bonds		—	332,253	23,341	355,594
Warrants		—	—	—	—
Short-Term Investments		—	701,000	—	701,000
Securities Sold Short		(47,499)	—	—	(47,499)

		$15,962,353	$1,679,877	$175,045	$17,817,275

Ultra Growth Fund
Common Stocks	Air Freight & Logistics	$—	$1,104,736	$—	$1,104,736
	Aluminum	—	757,490	—	757,490
	Apparel, Accessories & Luxury Goods	—	2,427,280	—	2,427,280
	Data Processing & Outsourced Services	1,032,215	2,311,546	—	3,343,761
	Diversified Banks	1,424,506	3,554,788	—	4,979,294
	Footwear	—	450,450	—	450,450
	Health Care Equipment	6,014,157	772,984	118,816	6,905,957
	Health Care Services	2,535,510	—	1,089	2,536,599
	Health Care Supplies	—	1,760,038	—	1,760,038
	Industrial Machinery	—	664,021	—	664,021
	Internet Software & Services	1,488,788	—	31,072	1,519,860
	IT Consulting & Other Services	5,684,969	1,259,663	—	6,944,632
	Packaged Food & Meats	—	1,029,748	—	1,029,748
	Personal Products	1,154,014	—	504	1,154,518
	Pharmaceuticals	319,994	—	—	319,994
	Other	82,931,274	—	—	82,931,274
Preferred Stocks		—	—	1,474,058	1,474,058
Limited Partnership Interest		—	—	4,216,827	4,216,827
Warrants		—	29,149	—	29,149
Short-Term Investments		—	1,036,000	—	1,036,000

		$102,585,427	$17,157,893	$5,842,366	$125,585,686

1st Source Income Equity Fund
Common Stocks		$1,437,068,782	$—	$—	$1,437,068,782
Short-Term Investments		—	86,293,000	—	86,293,000

		$1,437,068,782	$86,293,000	$—	$1,523,361,782

1st Source Long/Short Fund
Common Stocks		$137,327,777	$—	$—	$137,327,777
Preferred Stocks		6,849,250	—	—	6,849,250
Limited Partnership Interest		2,642,500	—	—	2,642,500
Short-Term Investments		—	44,913,000	—	44,913,000
Call Options Written		(573,500)	—	—	(573,500)
Securities Sold Short		(37,481,129)	—	—	(37,481,129)

		$108,764,898	$44,913,000	$—	$153,677,898

U.S. Treasury Fund
U.S. Government Obligations		$—	$137,689,631	$—	$137,689,631
Short-Term Investments		—	428,000	—	428,000

		$—	$138,117,631	$—	$138,117,631

1st Source Income Fund
Asset Backed Securities		$—	$3,742,488	$—	$3,742,488
Collateralized Mortgage Obligations		—	32,706,828	—	32,706,828
Corporate Bonds		—	32,302,127	—	32,302,127
Municipal Bonds		—	1,189,986	1,069,200	2,259,186
Mutual Funds		689,372	—	—	689,372
Exchange Traded Funds		1,458,100	—	—	1,458,100
U.S. Government Agency Securities		—	26,046,486	—	26,046,486
U.S. Treasury Notes		—	10,015,998	—	10,015,998
U.S. Treasury Inflation Protected Securities		—	5,070,174	—	5,070,174
Preferred Stocks		765,394	—	—	765,394
Short-Term Investments		—	3,373,000	—	3,373,000

		$2,912,866	$114,447,087	$1,069,200	$118,429,153

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the fund during the period ending December 31, 2009:

Fund		Market Value Beginning Balance 10/01/2009	Purchases at Cost/ Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Transfers in and/or out at Market Value	Market Value Ending Balance 12/31/2009
Core Growth Fund	Investments in Securities	$7,304,498	$—	$—	$(492,834)	$—	$6,811,664

Emerging Markets Small Cap Fund	Investments in Securities	114,864	—	—	(114,565)	—	299

Global Opportunities	Investments in Securities	140,400	—	—	(13,505)	(92,800)	34,095

Global Science & Technology Fund	Investments in Securities	1,484,833	15,000	—	(140,700)	(165,880)	1,193,253

International Opportunities Fund	Investments in Securities	363,405	—	—	(287,864)	—	75,541

Micro Cap Fund	Investments in Securities	2,645,451	—	—	43,631	(1,532,542)	1,156,540

Micro Cap Value Fund	Investments in Securities	2,403,636	(576,423)	27,048	(214,403)	(256,360)	1,383,498

Small Cap Growth Fund	Investments in Securities	8,401,468	183,889	(1,200,000)	2,142,538	(982,562)	8,545,333

Small Cap Value Fund	Investments in Securities	6,894,351	(1,844,151)	276,327	(1,061,884)	—	4,264,643

Strategic Income Fund	Investments in Securities	162,680	(11,041)	80	(580)	23,906	175,045

Ultra Growth Fund	Investments in Securities	6,148,113	165,000	(2,531)	96,430	(564,646)	5,842,366

Wasatch - 1st Source Income Fund	Investments in Securities	1,578,555	(550,000)	—	40,645	—	1,069,200

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS, INC.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds, Inc.

Date: February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds, Inc.

Date: February 22, 2010

By:	/s/ Cindy B. Firestone
Cindy B. Firestone
Treasurer (principal financial officer) of Wasatch Funds, Inc.

Date: February 22, 2010